VISTA
FAMILY OF MUTUAL FUNDS
MANAGED BY CHASE MANHATTAN

------------------------------------------------------------------

U.S. Government Money Market Funds:

- 100% Vista U.S. Treasury Securities Money Market Fund
  (Vista, Premier and Institutional Shares)

- Vista U.S. Government Money Market Fund
  (Vista, Premier and Institutional Shares)

- Vista Treasury Plus Money Market Fund
  (Vista, Premier and Institutional Shares)

- Vista Federal Money Market Fund
  (Vista, Premier and Institutional Shares)
------------------------------------------------------------------

Diversified Money Market Funds:

- Vista Cash Management Money Market Fund
  (Vista, Premier and Institutional Shares)

- Vista Prime Money Market Fund
  (Premier, Institutional and B Shares)
------------------------------------------------------------------

Tax Free Money Market Funds:

- Vista Tax Free Money Market Fund
  (Vista, Premier and Institutional Shares)

- Vista New York Tax Free Money Market Fund
  (Vista Shares)

- Vista California Tax Free Money Market Fund
  (Vista Shares)
------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                          ANNUAL REPORT
                                                          AUGUST 31, 1996

CONTENTS

       Chairman's Letter                                                1

       Money Market Fund Facts                                          2

       Portfolio of Investments                                         3

       Notes to Financial Statements                                   58

       Per Share Data                                                  71

Vista is in the process of redesigning your Shareholder Reports to include even more information about your fund, its current investment strategy and how it is performing.

Watch for the completed redesign when you receive your next Semiannual Report.

                                                                October 28, 1996

Dear Shareholder:

We are pleased to provide you with this Annual Report on each of the Vista money market funds. Inside, you'll find information on the performance of each fund over the past year ended August 31, 1996 and its current holdings.

1995: YIELDS STABLE UNTIL END-OF-YEAR RATE CUT

Yields on money market instruments remained relatively stable from September though mid-December 1995, when the Federal Reserve Board cut the Federal Funds rate by 25 basis points. This action was followed by another 25 basis point cut in the same rate on January 31, 1996 as well as a similar decrease in the discount rate. These cuts, which sought to stimulate the apparently-weak economy, caused steady declines in money market yields through the end of February.

STRONGER-THAN-EXPECTED ECONOMY BOOSTS YIELDS

By the end of February, unexpected signs of stronger economic growth upset the market's thinking about the direction of interest rates, and from that point until the end of the reporting year yields tended to move higher. Markets were volatile as participants reacted to decidedly mixed economic reports and, although many expected the Fed would raise interest rates to rein in possible inflation, no such action occurred during the reporting period.

OUTLOOK: ECONOMY EXPECTED TO SLOW FOR REMAINDER OF 1996

While economic data continue to make the markets volatile, our forecasts call for a slowing economy for the remainder of 1996. While the Fed still may raise interest rates if wage or other inflationary pressures appear, we believe that the fear of sharp increases has subsided.

In managing your Fund throughout this volatile period, the objective of the Vista money market management team has remained constant: to provide you with stability, liquidity and attractive yields, prudently taking advantage of opportunities while seeking to protect the principal value of your short-term funds. We appreciate the confidence you have placed in us and encourage you to call your investment representative or 1-800-34-VISTA if you have any questions.

Sincerely,
/s/ FERGUS REID
Fergus Reid
Chairman

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MONEY MARKET FUND FACTS(1) (unaudited)
As of August 31, 1996

---------------------------------------------------------------------------------------------
                              VISTA
                               100%             VISTA             VISTA
                             TREASURY            U.S.            TREASURY           VISTA
                            SECURITIES        GOVERNMENT           PLUS            FEDERAL
                              MONEY             MONEY             MONEY             MONEY
                            MARKET(2)         MARKET(2)         MARKET(2)        MARKET(2,3)
---------------------------------------------------------------------------------------------
7-Day SEC Yield(1)
------------------
  Vista                           4.55%             4.78%             4.65%             4.78%
  Premier                         4.59%             4.82%             4.72%             4.98%
  Institutional                   4.87%             5.12%             4.97%             5.19%
Without Fee Waiver
------------------
  Vista                           4.42%             4.66%             4.52%             4.60%
  Premier                         4.59%             4.76%             4.72%             4.95%
  Institutional                   4.87%             5.12%             4.97%             5.19%

---------------------------------------------------------------------------------------------
                              VISTA                                     VISTA         VISTA
                               CASH         VISTA         VISTA      NEW YORK TAX   CALIFORNIA
                            MANAGEMENT      PRIME        TAX FREE        FREE        TAX FREE
                              MONEY         MONEY         MONEY         MONEY         MONEY
                            MARKET(2)     MARKET(2)    MARKET(2,3)    MARKET(3)     MARKET(3)
---------------------------------------------------------------------------------------------
7-Day SEC Yield(1)
------------------
  Vista                           4.90%         4.07%         2.90%         2.81%         2.87%
                                           (B Shares)
  Premier                         4.99%         5.09%         2.96%       --            --
  Institutional                   5.24%         5.28%         3.21%       --            --
Without Fee Waiver
------------------
  Vista                           4.86%         4.03%         2.76%         2.67%         2.60%
                                           (B Shares)
  Premier                         4.97%         5.01%         2.96%       --            --
  Institutional                   5.24%         5.28%         3.21%       --            --

---------------

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

(2) No fees are being waived for the Premier Shares and Institutional Shares of Vista 100% U.S. Treasury Securities Money Market Fund, Vista Treasury Plus Money Market Fund, Vista Federal Money Market Fund and Vista Tax Free Money Market Fund. No fees are being waived for the Institutional Shares of Vista U.S. Government Money Market Fund, Vista Federal Money Market Fund, Vista Cash Management Fund and Vista Prime Money Market Fund; all other yields reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. This voluntary waiver may be modified or terminated at any time, which would reduce the funds' performance.

(3) A portion of the funds' income may be subject to the Alternative Minimum Tax
    (AMT), and some investors may be subject to certain state and local taxes.

VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996

  Principal
    Amount                                                                   Value
---------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 117.5%
---------------------------------------------------------------------------------------
                  U.S. Treasury Bills -- 83.7%
$  240,970,000      4.80%, 09/05/96                                      $  240,829,481
    10,000,000      5.00%, 09/12/96                                           9,984,577
 1,150,000,000      5.24%, 09/17/96                                       1,147,766,668
                                                                         --------------
                  TOTAL U.S. TREASURY BILLS                               1,398,580,726
                  U.S. Treasury Notes -- 33.8%
   100,000,000      6.50%, 05/15/97                                         100,595,987
   300,000,000      6.88%, 02/28/97                                         301,911,645
   100,000,000      7.00%, 12/31/96                                         100,641,323
    62,373,000      7.25%, 11/15/96                                          62,584,159
                                                                         --------------
                  TOTAL U.S. TREASURY NOTES                                 565,733,114
---------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 117.5%                            $1,964,313,840
                  (COST $1,964,313,840)**
---------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996

  Principal
   Amount        Issuer                                                       Value
---------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 5.0%
---------------------------------------------------------------------------------------
                 U.S. Treasury Bill;
$  25,000,000      5.03%, 02/06/97                                        $   24,477,292
                                                                          --------------
                 U.S. Treasury Notes;
   50,000,000      6.50%, 05/15/97                                            50,234,748
   50,000,000      6.50%, 08/15/97                                            50,302,672
   25,000,000      6.88%, 03/31/97                                            25,222,186
   50,000,000      7.50%, 01/31/97                                            50,468,145
                                                                          --------------
                                                                             176,227,751
---------------------------------------------------------------------------------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS --                        200,705,043
                 (COST $200,705,043)
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 49.8%
---------------------------------------------------------------------------------------
                   Federal Farm Credit Bank, Debentures,
   50,000,000        5.40%, 04/01/97                                          49,955,812
   25,000,000        5.60%, 11/01/96                                          25,001,864
   25,000,000        5.88%, 09/03/96                                          25,000,000
                                                                          --------------
                                                                              99,957,676
                                                                          --------------
                   Federal Home Loan Bank, Discount Notes,
   25,000,000        5.16%, 09/03/96                                          25,000,000
   28,000,000        5.22%, 11/13/96                                          27,711,740
   25,000,000        5.28%, 01/07/97                                          24,538,000
   24,000,000        5.38%, 10/09/96                                          23,870,880
                                                                          --------------
                                                                             101,120,620
                                                                          --------------
                   Federal Home Loan Bank, Debentures,
   33,900,000        5.30%, 03/05/97                                          33,858,762
   60,000,000        5.40%, 03/20/97                                          59,911,731
   35,000,000        5.41%, 03/14/97                                          35,000,000
   11,985,000        5.42%, 01/17/97                                          11,985,000
   23,000,000        5.43%, 01/10/97                                          23,000,000
   15,000,000        5.56%, 12/27/96                                          15,000,000
   21,560,000        5.58%, 03/28/97                                          21,560,000
   35,000,000        5.59%, 03/28/97                                          35,000,000
   35,000,000        5.75%, 04/17/97                                          35,000,000
                                                                          --------------
                                                                             270,315,493
                                                                          --------------

                       See notes to financial statements.

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

  Principal
   Amount        Issuer                                                       Value
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
                   Federal Home Loan Mortgage Corp., Discount Notes,
$ 200,000,000        5.18%, 09/03/96                                      $  200,000,000
  100,000,000        5.23%, 09/20/96                                          99,667,861
   50,000,000        5.23%, 10/03/96                                          49,782,083
   50,000,000        5.23%, 11/06/96                                          49,535,111
   25,000,000        5.26%, 09/09/96                                          24,978,083
   50,000,000        5.27%, 09/12/96                                          49,934,125
   90,000,000        5.27%, 10/10/96                                          89,429,940
   50,000,000        5.35%, 09/04/96                                          49,992,569
   43,000,000        5.35%, 09/13/96                                          42,936,097
   50,000,000        5.42%, 10/07/96                                          49,744,055
                                                                          --------------
                                                                             705,999,924
                                                                          --------------
                   Federal National Mortgage Association, Discount
                     Notes,
   75,000,000        5.24%, 01/13/97                                          73,496,198
   25,000,000        5.24%, 01/15/97                                          24,512,389
   15,900,000        5.25%, 11/20/96                                          15,719,137
   25,000,000        5.27%, 09/12/96                                          24,967,062
   25,000,000        5.27%, 01/29/97                                          24,458,361
   50,000,000        5.30%, 02/26/97                                          48,704,444
   25,000,000        5.30%, 02/27/97                                          24,348,542
   50,000,000        5.36%, 10/24/96                                          49,620,333
                                                                          --------------
                                                                             285,826,466
                                                                          --------------
                   Federal National Mortgage Association, FRDN,
   25,000,000        5.37%, 09/04/96                                          25,000,000
  100,000,000        5.41%, 09/04/96                                          99,954,955
   75,000,000        5.47%, 09/20/96                                          74,948,654
                                                                          --------------
                                                                             199,903,609
                                                                          --------------
                   Federal National Mortgage Association, MTN,
   25,000,000        5.39%, 12/04/96                                          24,990,606
   25,000,000        5.47%, 10/04/96                                          25,000,000
   10,000,000        5.64%, 10/02/96                                           9,999,009
   25,000,000        5.76%, 09/03/96                                          25,000,000
                                                                          --------------
                                                                              84,989,615
                                                                          --------------

                       See notes to financial statements.

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

  Principal
   Amount        Issuer                                                       Value
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
----------------------------------------------------------------------------------------
                   Student Loan Marketing Association, FRDN
$  75,000,000        5.33%, 09/04/96                                      $   75,000,000
    5,000,000        5.37%, 09/04/96                                           5,000,000
   25,000,000        5.38%, 09/04/96                                          25,000,124
   25,000,000        5.40%, 09/04/96                                          24,994,485
   64,000,000        5.42%, 09/04/96                                          64,004,481
   25,000,000        5.43%, 09/04/96                                          25,000,000
   45,000,000        5.56%, 09/04/96                                          45,075,152
                                                                          --------------
                                                                             264,074,242
----------------------------------------------------------------------------------------
                 TOTAL U.S. GOVERNMENT AGENCY SPONSORED OBLIGATIONS        2,012,187,645
                 (COST $2,012,187,645)
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 45.0%
----------------------------------------------------------------------------------------
   45,773,000    Goldman Sachs, 5.29%, due 09/05/96, (Dated 08/29/96,         45,773,000
                   Proceeds $45,820,083, Secured by FHLMC Pools;
                   $46,642,713 at 6.073% to 7.258%, due 01/01/25
                   through 01/01/30; Market Value $46,707,239)
  354,227,000    Goldman Sachs, 5.29%, due 09/05/96, (Dated 08/29/96,        354,227,000
                   Proceeds $354,591,362, Secured by FNMA Pools;
                   $365,257,561 at 5.615% to 7.50%, due 11/01/17
                   through 12/01/35; Market Value $361,461,392)
  350,000,000    J P Morgan, 5.32%, due 09/03/96, (Dated 08/30/96;           350,000,000
                   Proceeds $350,206,889, Secured by FHLMC Gold Pool;
                   $92,422,361 at 9.00%, due 05/01/26; FNMA Pool;
                   $284,400,000 at 7.00%, due 02/01/26; Market Value
                   $357,000,000)
   25,000,000    Morgan Stanley & Co., Inc., 5.25%, due 09/03/96,             25,000,000
                   (Dated 08/30/96, Proceeds $25,014,583, Secured by
                   FNMA Pool; $16,277,123 at 7.50%, due 08/01/11, FHLMC
                   Gold Pool; $25,905,681 at 7.50%, due 10/01/25;
                   Market $42,043,736)
  200,000,000    Morgan Stanley & Co., Inc., 5.28%, due 09/03/96,            200,000,000
                   (Dated 08/30/96, Proceeds $200,117,333, Secured by
                   FNMA REMIC Pools; $217,903,750 at 6.50% through
                   8.00%, due 02/25/07 through 12/25/23; Market Value
                   $205,201,605)

                       See notes to financial statements.

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

  Principal
   Amount        Issuer                                                       Value
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
----------------------------------------------------------------------------------------
$ 100,000,000    Morgan Stanley & Co., Inc., 5.30%, due 09/05/96,         $  100,000,000
                   (Dated 08/29/96, Proceeds $100,103,056, Secured by
                   FNMA FRB REMICS, $80,057,679 at 5.41% through 6.88%,
                   resets 09/25/96, FHLMC Gold Pool; $23,670,451 at
                   8.00%, due 05/01/25; Market $102,500,205)
  300,000,000    Morgan Stanley & Co., Inc., 5.31% due 09/04/96, (Dated      300,000,000
                   08/28/96, Proceeds $300,309,750, Secured by FHLMC
                   FRB REMIC Gold Pools; $302,017,816 at 4.08% through
                   7.00%, resets 09/01/96 through 09/25/96, FHLMC IO
                   REMIC Gold Pool; $32,286 resets 09/01/96, FHLMC-GNMA
                   FRB REMIC; $8,098,267 at 6.59%, resets 09/25/96;
                   Market Value $307,500,704)
  395,000,000    Nikko Securities Co., International Inc., 5.280%, due       395,000,000
                   09/03/96, (Dated 08/29/96; Proceeds $395,463,467,
                   Secured by FNMA Pools, $364,274,462 at 6.073% to
                   7.989%, due 01/01/23 through 12/01/35; FHLMC Pools;
                   $54,243,936 at 6.091% to 8.000%, due 01/01/02
                   through 09/01/25; FHLMC Gold Pools; $25,306,315 at
                   7.00% to 9.00%, due 01/01/25 through 08/01/26;
                   Market Value $403,113,720)
   50,000,000    Sanwa Bank, 5.28%, due 09/03/96, (Dated 08/30/96;            50,000,000
                   Proceeds $50,029,333, Secured by FHLMC; $210,000 at
                   7.785%, due 09/25/11; FHLMC Discount Note;
                   $10,455,000, due 9/3/96 through 9/11/96; FHLB;
                   $7,450,000 at 7.915% through 7.960%, due 01/17/97
                   through 05/05/04; FHLB Discount Notes; $20,350,000,
                   due 9/18/96 through 09/28/96; FHLB FRN; $10,000,000,
                   due 06/12/06; FFCB; $785,000 at 5.41% through 5.42%,
                   due 10/01/96 through 12/02/96; FFCB Discount Note;
                   $1,660,000, due 09/23/96; Market Value $50,814,256)
----------------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS                               1,820,000,000
                 (COST $1,820,000,000)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 99.8%                               $4,032,892,688
                 (COST $4,032,892,688)**
----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA TREASURY PLUS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996

  Principal
   Amount                                                                     Value
----------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 43.7%
----------------------------------------------------------------------------------------
                 U.S. Treasury Bills -- 21.6%
$  61,460,000      4.80%, 09/05/96                                        $   61,443,116
  300,000,000      5.24%, 09/17/96                                           299,408,681
                                                                          --------------
                                                                             360,851,797
                                                                          --------------
                 U.S. Treasury Notes -- 22.1%
   50,000,000      4.99%, 01/13/97                                            50,462,491
    3,500,000      5.26%, 03/31/97                                             3,533,410
  100,000,000      6.50%, 05/15/97                                           100,637,835
  203,000,000      6.875%, 02/28/97                                          204,397,900
    5,000,000      7.50%, 12/31/96                                             5,034,088
    7,000,000      7.50%, 01/31/97                                             7,070,866
                                                                          --------------
                                                                             371,136,590
----------------------------------------------------------------------------------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS                           731,988,387
                 (COST $731,988,387)
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 74.6%
----------------------------------------------------------------------------------------
  300,000,000    Aubry G. Lanston, 5.22%, 09/03/96, (Dated 08/30/96,         300,000,000
                   Proceeds $300,174,000, Secured by U.S. Treasury
                   Bills; $233,163,000, due 09/05/96 through 06/26/97,
                   U.S. Treasury Bonds; $19,488,000 at 6.00% to 12.50%,
                   due 08/15/14 through 08/15/26, U.S. Treasury Notes;
                   $54,041,000 at 5.50% to 8.50%, due 01/15/00 through
                   04/30/01, Market Value $303,743,886)
   75,000,000    Bear Stearns, 5.10%, due 09/03/96; (Dated 08/30/96,          75,000,000
                   Proceeds $75,042,500, Secured by U.S. Treasury
                   Notes; $25,500,000 at 6%, due 11/30/97 and
                   $50,000,000 at 7%, due 07/15/06; Market Value
                   $76,552,205)
  300,000,000    Bear Stearns, 5.22%, due 09/03/96; (Dated 08/30/96,         300,000,000
                   Proceeds $300,174,000, Secured by U.S. Treasury
                   Notes; $100,000,000 at 7.125%, due 02/29/00;
                   $120,000,000 at 6.75%, due 04/30/00; $50,000,000 at
                   6.125%, due 05/15/98 and by U.S. Treasury Bill;
                   $26,650,000 due 11/14/96; Market Value $305,080,375)
  300,000,000    J P Morgan, 5.22%, due 09/03/96; (Dated 08/30/96,           300,000,000
                   Proceeds $300,174,000, Secured by U.S. Treasury
                   Notes; $50,000,000 at 7.375%, due 11/15/97,
                   $95,000,000 at 5.625%, due 10/31/97 and by
                   $158,082,000 at 5.25%, due 12/31/97; Market Value
                   $306,102,651)
   75,000,000    J P Morgan, 5.25%, due 09/03/96; (Dated 08/30/96,            75,000,000
                   Proceeds $76,606,618, Secured by U.S. Treasury
                   Notes; $41,000,000 at 6.825%, due 07/31/99 and by
                   $34,252,000 at 7.5%, due 10/31/99; Market Value
                   $76,606,618)

                       See notes to financial statements.

VISTA TREASURY PLUS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

  Principal
   Amount                                                                     Value
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
----------------------------------------------------------------------------------------
$ 200,997,500    Nomura, 5.23%, due 09/03/96; (Dated 08/30/96, Proceeds   $  200,997,500
                   $201,114,302, Secured by U.S. Treasury Notes;
                   $55,680,000 at 5.125%, due 04/30/98; $95,770,000 at
                   6.125%, due 05/15/98 and by $50,000,000 at 7.25%,
                   due 02/15/98; Market Value $204,216,606)
----------------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS                               1,250,997,500
                 (COST $1,250,997,500)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 118.3%                              $1,982,985,887
                 (COST $1,982,985,887)**
----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA FEDERAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996

 Principal
  Amount                                                                      Value
-------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 5.2%
-------------------------------------------------------------------------------------
               U.S. Treasury Notes;
$ 5,000,000      5.00%, 12/31/96                                          $   5,031,805
 25,000,000      6.875%, 02/28/97                                            25,216,191
  5,000,000      7.50%, 12/31/96                                              5,034,088
  3,000,000      7.50%, 01/31/97                                              3,030,371
-------------------------------------------------------------------------------------
               TOTAL U.S. TREASURY NOTES                                     38,312,455
               (COST $38,312,455)
-------------------------------------------------------------------------------------
U.S. AGENCY AND SPONSORED AGENCY OBLIGATIONS -- 94.0%
-------------------------------------------------------------------------------------
               Federal Farm Credit Bank, Debentures,
 15,000,000      5.530%, 10/01/96                                            14,996,572
 15,000,000      5.850%, 08/01/97                                            15,013,610
                                                                          -------------
                                                                             30,010,182
                                                                          -------------
  5,000,000    Federal Farm Credit Bank, Discount Note, 5.340%, 12/20/96      4,919,900
                                                                          -------------
               Federal Farm Credit Bank, Floating Rate Demand Notes,
 25,000,000      5.210%, 09/03/96                                            24,987,056
 50,000,000      5.218%, 09/26/96                                            49,958,974
 30,000,000      5.230%, 09/03/96                                            29,979,325
 30,000,000      5.230%, 09/17/96                                            29,982,813
  1,000,000      5.510%, 09/03/96                                             1,000,444
                                                                          -------------
                                                                            135,908,612
                                                                          -------------
               Federal Home Loan Bank, Debentures,
  5,000,000      4.250%, 06/30/97                                             4,928,995
 25,000,000      4.860%, 02/07/97                                            24,989,662
 75,000,000      5.160%, 09/03/96                                            75,000,000
 25,000,000      5.250%, 09/04/96                                            24,996,354
 25,000,000      5.250%, 10/31/96                                            24,788,542
 14,990,000      5.310%, 12/27/96                                            14,990,000
 10,000,000      5.350%, 03/14/97                                             9,977,500
 10,000,000      5.405%, 03/28/97                                             9,979,065
  9,175,000      5.450%, 04/22/97                                             8,854,143
 15,000,000      5.560%, 10/25/96                                            14,995,887
 42,000,000      5.680%, 05/09/97                                            42,020,464
                                                                          -------------
                                                                            255,520,612
                                                                          -------------

                       See notes to financial statements.

VISTA FEDERAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
  Amount                                                                      Value
---------------------------------------------------------------------------------------
U.S. AGENCY AND SPONSORED AGENCY OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
               Federal Home Loan Bank, Floating Rate Demand Notes,
$10,650,000      5.220%, 09/16/96                                         $  10,648,536
 10,000,000      5.240%, 09/03/96                                             9,989,529
 25,000,000      5.250%, 09/19/96                                            24,968,851
 35,000,000      5.250%, 09/27/96                                            34,971,774
 10,000,000      5.260%, 09/03/96                                             9,997,221
 25,000,000      5.270%, 09/05/96                                            24,974,104
 35,000,000      5.420%, 09/14/96                                            34,972,974
  1,000,000      5.670%, 09/05/96                                             1,000,781
  5,000,000      5.680%, 09/03/96                                             5,000,116
                                                                          -------------
                                                                            156,523,886
                                                                          -------------
 14,500,000    Student Loan Marketing Association, Debenture, 5.160%,        14,500,000
                 09/03/96                                                 -------------
               Student Loan Marketing Association, Floating Rate Demand
                 Notes,
 15,050,000      5.410%, 09/04/96                                            15,055,128
 55,022,000      5.420%, 09/04/96                                            55,024,903
 12,000,000      5.530%, 09/04/96                                            12,007,839
 10,000,000      5.560%, 09/04/96                                            10,012,546
  1,250,000      5.590%, 09/04/96                                             1,250,541
  7,775,000      5.610%, 09/04/96                                             7,780,612
                                                                          -------------
                                                                            101,131,569
---------------------------------------------------------------------------------------
               TOTAL U.S. AGENCY AND SPONSORED AGENCY OBLIGATIONS           698,514,761
               (COST $698,514,761)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.2%                                 $ 736,827,216
               (COST $736,827,216)**
---------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA CASH MANAGEMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996

  Principal                                                                   Value
Amount (USD)     Issuer                                                       (USD)
------------------------------------------------------------------------------------
BONDS AND NOTES -- 17.5%
------------------------------------------------------------------------------------
                 U.S. GOVERNMENT OBLIGATIONS -- 1.9%
                 ------------------------------------------------------
                     U.S. Treasury Notes;
$  15,000,000          6.875%, 02/28/97                                   $   15,123,362
   35,000,000          7.500%, 01/31/97                                       35,354,531
                                                                          --------------
                                                                              50,477,893
                                                                          --------------
                 U.S. GOVERNMENT AGENCY SPONSORED OBLIGATIONS -- 1.2%
                 ------------------------------------------------------
                     Federal Home Loan Bank,
    8,500,000          5.750%, 04/18/97                                        8,500,000
   24,000,000          Discount Note, 5.250%, 02/18/97                        23,412,000
                                                                          --------------
                                                                              31,912,000
                                                                          --------------
                 STATE & MUNICIPAL OBLIGATIONS -- 0.6%
                 ------------------------------------------------------
    7,845,000        Essex County, New Jersey, Ser. A., GO, 10.125%,           8,135,500
                       08/15/97
    9,422,000        Rochester, New York, Ser. II, BAN, 6.000%,                9,424,117
                       10/31/96
                                                                          --------------
                                                                              17,559,617
                                                                          --------------
                 CORPORATE BONDS & NOTES -- 13.8%
                 ------------------------------------------------------
                   BANKING -- 2.4%
                     FCC National Bank,
    5,000,000          5.700%, 10/02/96                                        4,999,544
   11,500,000          6.000%, 07/18/97                                       11,493,850
    1,180,000        NationsBank Corp., 7.500%, 02/15/97                       1,192,486
   10,400,000        Norwest Corp., 7.750%, 12/31/96                          10,472,479
   37,000,000        PNC Bank, N.A., 5.650%, 09/18/96                         36,940,216
      500,000        Security Pacific Corp., 7.750%, 12/01/96                    502,280
                                                                          --------------
                                                                              65,600,855
                                                                          --------------
                   FINANCE -- 11.0%
   14,400,000        American Express Credit Corp., 7.250%, 02/11/97          14,491,356
                     Associates Corp. of North America,
    4,000,000          5.875%, 08/15/97                                        3,990,860
    5,000,000          6.750%, 07/15/97                                        5,039,329
   15,000,000          6.800%, 06/02/97                                       15,095,880
    1,000,000          7.500%, 10/15/96                                        1,001,806
    5,800,000          8.700%, 01/01/97                                        5,863,920
                     Caterpillar Financial Services, Inc.,
    1,400,000          5.050%, 01/15/97                                        1,397,716
   25,000,000          7.960%, 07/01/97                                       25,362,119

                       See notes to financial statements.

VISTA CASH MANAGEMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

  Principal                                                                   Value
Amount (USD)         Issuer                                                   (USD)
-----------------------------------------------------------------------------------------
BONDS AND NOTES -- (CONTINUED)
-----------------------------------------------------------------------------------------
                     Commercial Credit Corp.,
$  14,500,000          6.750%, 01/15/97                                   $   14,576,368
    1,750,000          7.375%, 11/15/96                                        1,756,792
      925,000          8.000%, 09/01/96                                          925,000
                     Ford Motor Credit Corp.,
    1,000,000          4.650%, 09/03/96                                        1,000,000
    4,500,000          5.300%, 07/01/97                                        4,477,796
    5,746,000          5.625%, 03/03/97                                        5,761,365
   17,545,000          7.875%, 10/15/96                                       17,596,551
    1,650,000          8.000%, 10/01/96                                        1,652,742
    1,000,000          8.000%, 12/01/96                                        1,005,625
                     GE Capital Corp.,
   15,000,000          7.640%, 01/23/97                                       15,105,904
   11,700,000          7.850%, 01/17/97                                       11,810,765
   18,500,000        General Electric Credit Corp., 7.980%, 12/15/96          18,584,861
    1,000,000        Goldman Sachs, 7.440%, 01/31/97                           1,008,603
    6,000,000        Household Finance Corp., 7.860%, 01/24/97                 6,054,976
                     IBM Credit Corp.,
    1,000,000          5.120%, 11/12/96                                          998,614
    2,000,000          5.140%, 11/15/96                                        1,997,191
                     International Lease Finance Corp.,
    3,000,000          4.750%, 01/15/97                                        2,995,985
   11,000,000          6.375%, 11/01/96                                       11,008,586
    2,750,000          6.800%, 09/30/96                                        2,752,003
    3,500,000          7.600%, 11/29/96                                        3,513,518
    5,000,000          7.630%, 02/13/97                                        5,051,601
    4,000,000          7.700%, 11/29/96                                        4,023,331
    2,000,000          7.900%, 10/01/96                                        2,003,341
   35,000,000        John Deere Capital Corp., 5.730%, 06/11/97               34,888,540
                     Merrill Lynch & Co., Inc.,
    6,500,000          5.000%, 12/15/96                                        6,487,947
   25,000,000          6.000%, 08/05/97                                       24,931,905
   12,500,000        Morgan Stanley Group, 7.320%, 01/15/97                   12,593,004
    3,300,000        Norwest Financial Inc., 4.970%, 10/29/96                  3,296,071
    6,000,000        Texaco Capital, Inc., 9.000%, 11/15/96                    6,043,153
    2,500,000        World Savings & Loan Association, 7.625%, 02/18/97        2,526,604
                                                                          --------------
                                                                             298,671,728
                                                                          --------------

                       See notes to financial statements.

VISTA CASH MANAGEMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

  Principal                                                                   Value
Amount (USD)     Issuer                                                       (USD)
----------------------------------------------------------------------------------------
BONDS AND NOTES -- (CONTINUED)
----------------------------------------------------------------------------------------
                   FOOD & BEVERAGE -- 0.4%
                     PepsiCo, Inc.,
$  10,035,000          5.000%, 02/24/97                                   $   10,034,406
      300,000          7.000%, 11/15/96                                          300,711
                                                                          --------------
                                                                              10,335,117
                                                                          --------------
                   INSURANCE -- 0.0%
    1,110,000        Travelers, Inc., 7.625%, 01/15/97                         1,117,803
                                                                          --------------
                 TOTAL CORPORATE BONDS & NOTES                               375,725,503
----------------------------------------------------------------------------------------
                 TOTAL BONDS & NOTES                                         475,675,013
                 (COST $475,675,013)
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 41.9%
----------------------------------------------------------------------------------------
                 STATE & MUNICIPAL OBLIGATIONS -- 1.6%
                 ------------------------------------------------------
   30,000,000        Anaheim CA, 5.610%, 11/01/96                             30,000,000
    4,000,000        New York City, New York, IDA, LaGuardia                   4,000,000
                       Association Project, 5.731%, 10/30/96
   10,400,000        Richmond County, Georgia, IDA, 6.010%, 06/01/97          10,400,000
                                                                          --------------
                                                                              44,400,000
                                                                          --------------
                 CORPORATE OBLIGATIONS -- 40.3%
                 ------------------------------------------------------
   23,900,000        AIG Funding Inc., 4.810%, 11/19/96                       23,654,115
   20,000,000        American Express Credit Corp., 5.240%, 09/09/96          19,982,533
                     Banco Boavista (Mexico),
    5,000,000          5.270%, 09/10/96                                        4,994,876
   15,000,000          5.280%, 09/11/96                                       14,982,400
                     Banco Bradesco (Brazil) (LOC, Barclays Bank PLC),
   15,000,000          5.430%, 10/15/96                                       14,904,975
   25,000,000          5.520%, 10/22/96                                       24,812,167
                     Banco Nacional de Mexico (Mexico) (LOC, Barclays
                       Bank PLC),
   20,000,000          5.410%, 09/12/96                                       19,972,950
   20,000,000          5.440%, 10/21/96                                       19,854,933
   25,000,000          5.470%, 10/10/96                                       24,859,451
   30,000,000        Bank Brussels Lambert (Netherlands), 5.320%,             29,658,633
                       11/19/96
   27,000,000        Barton Capital Corp., 5.270%, 09/04/96                   26,996,048
   50,000,000        Bass Finance, 5.380%, 09/09/96                           49,955,167
                     BIL North America Inc.,
   10,000,000          5.310%, 11/08/96                                        9,902,650
   25,000,000          5.420%, 11/01/96                                       24,777,931

                       See notes to financial statements.

VISTA CASH MANAGEMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

  Principal                                                                   Value
Amount (USD)        Issuer                                                    (USD)
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
-----------------------------------------------------------------------------------------
                     Caisse D'Amortissement de la Dette Sociale
                       (France),
$  26,500,000          5.340%, 12/06/96                                   $   26,130,502
   10,000,000          5.370%, 09/19/96                                        9,976,133
   25,000,000          5.410%, 10/24/96                                       24,808,396
   22,000,000        Cemex, 5.270%, 09/10/96                                  21,977,456
   10,000,000        Cosco (Cayman) Co. Ltd., 5.470%, 10/31/96                 9,911,872
   40,000,000        Credit Suisse (Switzerland), 5.300%, 10/28/96            39,676,111
                     Daimier-Benz North America Corp.,
   50,000,000          5.400%, 01/22/97                                       48,942,500
   28,000,000          5.400%, 02/05/97                                       27,349,000
   25,000,000        Dean Witter, Discover & Co., 5.380%, 01/31/97            24,439,583
   20,449,000        Diamond Asset Funding, Corp., Ser. A (Japan),            20,430,698
                       5.370%, 09/09/96
   23,000,000        Glaxo Wellcome PLC (United Kingdom), 5.290%,             22,753,280
                       11/15/96
   50,000,000        Goldman Sachs Group L.P., 5.300%, 09/03/96               50,000,000
                     Greenwich Funding Corp.,
   12,000,000          5.270%, 09/20/96                                       11,970,137
   10,000,000          5.370%, 09/10/96                                        9,989,558
   50,000,000        Household Finance Corp., 5.360%, 12/02/96                49,330,000
   10,000,000        IMI Funding (USA), 5.490%, 11/04/96                       9,905,450
                     International Lease Finance Corp.,
   15,000,000          5.350%, 01/06/97                                       14,721,354
   14,000,000          5.350%, 02/10/97                                       13,667,111
   10,000,000          5.450%, 10/09/96                                        9,945,500
   25,000,000          5.450%, 11/01/96                                       24,776,701
   20,000,000        North Finance Limited, 5.330%, 09/19/96                  19,952,622
   23,413,000        Redwood Receivables Corp., 5.330%, 09/06/96              23,402,601
                     San Paolo US Financial Co.,
   25,000,000          5.370%, 02/13/97                                       24,392,146
   25,000,000          5.385%, 02/20/97                                       24,364,271
   20,000,000          5.390%, 02/10/97                                       19,520,889
   10,000,000          5.410%, 02/06/97                                        9,765,567
                     Sigma Finance Corp.,
   10,000,000          5.420%, 09/16/96                                        9,980,428
   20,000,000          5.450%, 09/16/96                                       19,960,639

                       See notes to financial statements.

VISTA CASH MANAGEMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

  Principal                                                                   Value
Amount (USD)         Issuer                                                   (USD)
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
----------------------------------------------------------------------------------------
                     Stellar Capital Corp.,
$   9,000,000          5.480%, 09/09/96                                   $    8,991,780
   11,201,000          5.530%, 09/03/96                                       11,201,000
    3,175,000          5.600%, 10/02/96                                        3,160,677
                     Svenska Handelsbanken Inc. (Sweden),
   25,000,000          5.310%, 11/14/96                                       24,734,500
   20,000,000          5.380%, 02/20/97                                       19,491,889
                     Thames Asset Global Sec. (United Kingdom),
    7,000,000          5.350%, 11/13/96                                        6,926,140
   20,000,000          5.520%, 10/15/96                                       19,871,200
   21,000,000        Toyota Motor Credit Corp., 5.290%, 11/19/96              20,762,391
   17,000,000        Transamerica Finance Corp., 5.280%, 11/25/96             16,793,053
                     Triple-A One Plus Funding Corp.,
   11,421,000          5.250%, 09/05/96                                       11,417,669
   17,312,000          5.250%, 09/10/96                                       17,294,327
                                                                          --------------
                                                                           1,091,993,960
----------------------------------------------------------------------------------------
                 TOTAL COMMERCIAL PAPER                                    1,136,393,960
                 (COST $1,136,393,960)
----------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- 26.1%
----------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.9%
                 -----------------------------------------------------------------------
                     Student Loan Marketing Association, Corp. Note,
   10,000,000          5.360%, 09/04/96                                        9,999,991
   45,375,000          5.420%, 09/04/96                                       45,383,277
   49,000,000          5.430%, 09/04/96                                       49,000,000
                     Student Loan Marketing Association, Coupon Note,
   10,525,000          5.400%, 09/04/96                                       10,525,000
   18,500,000          5.420%, 09/04/96                                       18,502,828
                                                                          --------------
                                                                             133,411,096
                                                                          --------------
                 STATE AND MUNICIPAL OBLIGATIONS -- 0.2%
                 ------------------------------------------------------
    4,300,000        Fairview Hospital & Healthcare Services, Ser. A,          4,300,000
                       Rev., 5.550%, 09/05/96                             --------------
                 CORPORATE OBLIGATIONS -- 21.0%
                 ------------------------------------------------------
                   BANKING -- 4.1%
                     American Express Centurian Bank,
   10,000,000          5.360%, 09/04/96                                        9,999,443
    5,000,000          5.396%, 09/13/96                                        5,000,000
   40,000,000          5.403%, 09/24/96                                       40,000,000

                       See notes to financial statements.

VISTA CASH MANAGEMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

  Principal                                                                   Value
Amount (USD)         Issuer                                                   (USD)
----------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- (CONTINUED)
----------------------------------------------------------------------------------------
$  20,000,000        FCC National Bank, 5.290%, 09/03/96                  $   19,992,664
                     PNC Bank, N.A.,
   25,000,000          5.240%, 09/04/96                                       24,991,560
   10,000,000          5.245%, 09/04/96                                        9,997,822
                                                                          --------------
                                                                             109,981,489
                                                                          --------------
                   COMMERCIAL SERVICES -- 4.1%
                     PHH Corp.,
   22,000,000          5.335%, 09/27/96                                       21,996,509
   50,000,000          5.355%, 09/12/96                                       49,977,122
   40,000,000          5.390%, 09/06/96                                       39,988,291
                                                                          --------------
                                                                             111,961,922
                                                                          --------------
                   FINANCE -- 12.8%
                     Bear Stearns Co., Inc.,
   15,000,000          5.468%, 09/16/96                                       15,000,000
   30,000,000          5.490%, 09/06/96                                       30,002,291
   20,000,000          5.519%, 09/03/96                                       20,001,728
   15,000,000          5.560%, 09/04/96                                       15,000,000
   45,000,000        CIT Group Holdings, 5.300%, 09/03/96                     44,998,356
                     Dean Witter, Discover & Co.,
   25,000,000          5.420%, 09/18/96                                       25,000,000
   10,000,000          5.643%, 09/18/96                                       10,010,546
                     Ford Motor Credit Corp.,
   32,000,000          5.530%, 09/03/96                                       32,009,990
   10,000,000          5.650%, 11/18/96                                       10,006,151
                     Merrill Lynch & Co.,
   50,000,000          5.445%, 09/29/96                                       50,000,000
   47,000,000          5.475%, 09/04/96                                       46,994,515
   25,000,000        Morgan Stanley Group, 5.709%, 09/13/96                   25,000,000
   22,000,000        SMM Trust 1996-V, 5.616%, 09/26/96 #                     22,000,000
                                                                          --------------
                                                                             346,023,577
                                                                          --------------
                 TOTAL CORPORATE FLOATING RATE DEMAND NOTES                  567,966,988
----------------------------------------------------------------------------------------
                 TOTAL FLOATING RATE DEMAND NOTES                            705,678,084
                 (COST $705,678,084)
----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA CASH MANAGEMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

  Principal                                                                   Value
Amount (USD)     Issuer                                                       (USD)
----------------------------------------------------------------------------------------
INTEREST BEARING DEPOSITS -- 6.6%
----------------------------------------------------------------------------------------
                 TIME DEPOSIT -- 0.1%
                 ------------------------------------------------------
    3,000,000        First Union Corp., 5.125%, 09/03/96                  $    3,000,000
                                                                          --------------
                 CERTIFICATES OF DEPOSIT -- 6.5%
                 ------------------------------------------------------
   50,000,000        Bank of Nova Scotia (Canada), 5.440%, 09/20/96           50,001,216
                     Banque National De Paris (France),
   10,000,000          5.550%, 10/15/96                                       10,000,230
   20,000,000          5.740%, 04/09/97                                       20,001,145
   20,000,000        Canadian Imperial Bank of Commerce (Canada),             20,000,317
                       5.400%, 11/05/96
   20,000,000        Deutsche Bank AG (Germany), 5.530%, 04/02/97             19,976,130
                     Societe Generale (France),
   20,000,000          5.650%, 04/01/97                                       19,989,371
   15,000,000          5.770%, 04/10/97                                       14,995,611
   22,000,000        Svenska Handelsbanken Inc. (Sweden), 5.690%,             22,001,380
                       11/12/96
                                                                          --------------
                                                                             176,965,400
----------------------------------------------------------------------------------------

                 TOTAL DEPOSITS                                              179,965,400
                 (COST $179,965,400)
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 7.2%
----------------------------------------------------------------------------------------
  124,000,000    Goldman Sachs & Co., 5.27%, due 09/03/96, (Dated            124,000,000
                   08/30/96; Proceeds $124,072,609, Secured by FNMA
                   REMICS $126,610,200 at 8%, due 06/01/26; Market
                   Value $129,035,137)
   70,000,000    Merrill Lynch & Co., Inc., 5.25%, due 09/03/96, (Dated       70,000,000
                   08/30/96; Proceeds $70,040,833, Secured by FHLMC
                   Gold $48,757,800 at 6.5%, due 03/01/11, $22,764,100
                   at 7%, due 12/01/07 and by FNMA MBS $1,986,900 at
                   8%, due 10/01/09; Market Value $73,194,305)
----------------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS                                 194,000,000
                 (COST $194,000,000)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 99.3%                               $2,691,712,457
                 (COST $2,691,712,457)**
----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996

 Principal
   Amount                                                                     Value
   (USD)        Issuer                                                        (USD)
----------------------------------------------------------------------------------------
BONDS & NOTES -- 14.0%
----------------------------------------------------------------------------------------
                U.S. GOVERNMENT OBLIGATIONS -- 2.6%
                -------------------------------------------------------
                    U.S. Treasury Note
$ 10,000,000          6.63%, 03/31/97                                     $   10,081,846
  15,000,000          7.50%, 12/31/96                                         15,102,266
   5,000,000          7.50%, 01/31/97                                          5,050,923
                                                                          --------------
                                                                              30,235,035
                                                                          --------------
                STATE & MUNICIPAL OBLIGATIONS -- .9%
                -------------------------------------------------------
  10,000,000        Sault Ste Marie Tribe Building, (Canada) 6.19%,           10,000,000
                      12/02/96
                                                                          --------------
                CORPORATE OBLIGATIONS -- 10.5%
                -------------------------------------------------------
                  BANKING -- 1.4%
   3,000,000        Deutsche Bank Financial, (Germany) 8.80%, 01/15/97         3,039,579
   7,000,000        FCC National Bank, 6.00%, 07/18/97                         6,993,816
     200,000        NationsBank Corp., 8.50%, 11/01/96                           200,845
   5,900,000        Norwest Corp., 7.88%, 01/30/97                             5,956,960
                                                                          --------------
                                                                              16,191,200
                                                                          --------------
                  CHEMICALS -- 0.0%
     500,000        duPont (El) deNemours, 8.45%, 10/15/96                       501,541
                                                                          --------------
                  FINANCIAL SERVICES -- 8.3%
                    American General Finance,
   3,500,000          5.65%, 03/14/97                                          3,511,376
   5,795,000          7.38%, 11/15/96                                          5,812,896
                    Associates Corp. of North America,
   1,000,000          4.90%, 12/02/96                                            998,020
   5,000,000          6.80%, 06/02/97                                          5,023,853
   2,750,000          6.88%, 01/15/97                                          2,767,354
   6,000,000          7.50%, 10/15/96                                          6,012,917
                    Ford Motor Credit Corp.,
   7,045,000          5.63%, 03/03/97                                          7,066,212
                    General Electric Capital Corp.,
  18,320,000          7.98%, 12/15/96                                         18,432,551
   7,950,000          8.00%, 01/17/97                                          8,025,984
                    Merrill Lynch & Co., Inc.,
   5,690,000          5.00%, 12/15/96                                          5,679,122
   1,150,000          7.25%, 05/15/97                                          1,160,419

                       See notes to financial statements.

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount                                                                     Value
   (USD)        Issuer                                                        (USD)
----------------------------------------------------------------------------------------
BONDS & NOTES -- (CONTINUED)
----------------------------------------------------------------------------------------
                    Morgan Stanley Group, Inc.,
$  2,000,000          7.32%, 01/15/97                                     $    2,014,047
  10,000,000          7.79%, 02/03/97                                         10,103,442
                    Toyota Motor Credit Corp.,
   8,000,000          5.45%, 03/14/97                                          7,991,748
   2,000,000          6.50%, 02/04/97                                          2,009,500
  10,000,000        World Savings & Loan Association, 7.63%, 02/18/97         10,072,150
                                                                          --------------
                                                                              96,681,591
                                                                          --------------
                  PHARMACEUTICALS -- 0.5%
   6,000,000        Schering-Plough, 0.00%, 12/02/96                           5,918,907
                                                                          --------------
                  RESTAURANTS & FOOD SERVICE -- 0.3%
   2,915,000        McDonald's Corp. 8.00%, 01/17/97                           2,940,996
                                                                          --------------
                TOTAL CORPORATE OBLIGATIONS                                  122,234,235
----------------------------------------------------------------------------------------
                TOTAL BONDS & NOTES --                                       162,469,270
                (COST $162,469,270)
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 47.9%
----------------------------------------------------------------------------------------
  11,400,000        Ascot Capital Corp. (Cayman Island), 5.35%,               11,400,000
                      09/03/96 #
                    Ban Co de Columbia Discount Institutional
                      Department Program, (LOC, Barclays Bank PLC),
  15,000,000          5.37%, 10/15/96                                         14,906,025
  15,000,000          5.37%, 10/21/96                                         14,892,600
                    Banco Nacional de Comercio Exterior SNC, Grand
                      Cayman (Cayman Islands), (LOC, Societe Generale),
   9,948,000          5.50%, 12/05/96                                          9,806,655
   5,000,000          5.50%, 12/09/96                                          4,925,903
  15,000,000          5.58%, 12/09/96                                         14,774,475
                    Bank of Tokyo-Mitsubishi, Ltd. (Japan),
  10,000,000          5.43%, 11/04/96                                          9,906,569
  10,000,000          5.55%, 11/04/96                                          9,904,417
  11,000,000        Barton Capital Corp., 5.30%, 09/03/96                     11,000,000
                    Beal Cayman Ltd., Ser. B, (Brazil), (LOC,
                      Westdeutsche Landesbank Girozentrale),
   9,895,000          5.35%, 09/11/96                                          9,883,236
  23,000,000          5.35%, 09/12/96                                         22,941,900

                       See notes to financial statements.

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount                                                                     Value
   (USD)        Issuer                                                        (USD)
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
----------------------------------------------------------------------------------------
$ 32,276,000        CAFCO, 5.25%, 09/03/96                                $   32,276,000
  25,000,000        Calcasiev Parish Inc., California, IDB,                   25,000,000
                      Environmental, Rev., Taxable, Ser. 1996, (LOC,
                      ABN-AMRO North America Finance Inc., 5.36%,
                      09/26/96
  10,000,000        Cargill Inc., 5.30%, 09/03/96                             10,000,000
  45,964,000        Ciesco L.P., 5.25%, 09/03/96                              45,936,662
  15,000,000        Corporate Receivables Corp., 5.30%, 09/03/96              15,000,000
   2,024,000        Diamond Asset Funding Corp., Ser. A (Japan), 5.55%.        1,984,996
                      01/06/97
  10,000,000        Galicia Buenos Aires Funding Corp.,# (LOC, Dresdner        9,747,067
                      Bank AG), 5.42%, 02/18/97
                    Hahn Issuing Co., (LOC, Canadian Imperial Bank of
                      Commerce),
   5,000,000          5.33%, 09/09/96                                          4,995,563
   3,000,000          5.35%, 09/04/96                                          2,999,554
  10,575,000        IMI Funding (USA), 5.39%, 11/12/96                        10,464,168
   9,085,000        Kingdom of Sweden (Sweden), 5.35%, 12/19/96                8,940,536
                    Nomura Holding America,
  15,000,000          5.50%, 02/07/97                                         14,640,208
   8,000,000          5.59%, 12/16/96                                          7,870,809
                    Oakland Alameda County, California, Coliseum, Rev.,
                      (LOC, Canadian Imperial Bank of Commerce),
  26,000,000          5.39%, 09/06/96                                         26,000,000
  10,000,000          5.47%, 10/01/96                                         10,000,000
  32,162,000        Oyster Creek Fuel Corp., (LOC, Union Bank of              32,129,928
                      Switzerland), 5.30%, 09/04/96
  15,298,000        Redwood Receivables Corp., 5.35%, 09/11/96                15,279,812
                    Sigma Finance Corp., #
  29,114,000          5.25%, 09/03/96                                         29,114,000
  10,000,000          5.42%, 02/18/97                                          9,747,067
   7,000,000          5.43%, 02/07/97                                          6,834,234
  15,000,000        Thames Asset Global Sec., 5.34%, 09/16/96                 14,971,075
  20,000,000        UBS Finance (DE) Inc., 5.28%, 09/03/96                    20,000,000
  15,000,000        UpJohn Co., 5.25%, 09/03/96                               15,000,000

                       See notes to financial statements.

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount                                                                     Value
   (USD)        Issuer                                                        (USD)
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
----------------------------------------------------------------------------------------
$ 20,000,000        Variable Funding Capital Corp., # 5.35%, 09/16/96     $   19,961,361
  31,983,000        Windmill Funding Corp., 5.32%, 09/06/96                   31,941,484
----------------------------------------------------------------------------------------
                TOTAL COMMERCIAL PAPER                                       555,176,304
                (COST $555,176,304)
----------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- 33.9%
----------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY SPONSORED OBLIGATIONS -- 4.8%
                -------------------------------------------------------
                    Student Loan Marketing Association, Corp. Note,
  12,000,000          5.42%, 09/03/96                                         12,000,000
  44,000,000          5.43%, 09/03/96                                         44,000,000
                                                                          --------------
                                                                              56,000,000
                                                                          --------------
                STATE & MUNICIPAL OBLIGATIONS -- 5.6%
                -------------------------------------------------------
                    Illinois Student Assistance Commission,
  16,900,000          Taxable Ser. B, LOC, FNB Chicago, 5.43%, 09/04/96       16,900,000
  12,200,000          Taxable Ser. D, LOC, Bank America Corp., 5.43%,         12,200,000
                        09/04/96
  17,000,000        Kern County, California Pension Obligation,               17,000,000
                      Taxable, Medical Opt Period, 5.57%, 09/03/96
  12,635,000        New Orleans, Louisiana, Aviation Board, 5.55%,            12,635,000
                      09/04/96
   2,900,000        Stanislaus County, California, Pension Obligation          2,900,000
                      Medical Option Period, 5.57%, 09/03/96
   3,600,000        Texas State, Taxable, Medical OPT Period, 5.57%,           3,600,000
                      09/03/96
                                                                          --------------
                                                                              65,235,000
                                                                          --------------
                CORPORATE OBLIGATIONS -- 23.5%
                -------------------------------------------------------
                  BANKING -- 5.6%
  15,000,000        Branch Bank & Trust Co., 5.34%, 09/03/96                  14,992,923
  15,000,000        Comerica Bank of Detroit, 5.35%, 09/03/96                 14,999,699
  25,000,000        FCC National Bank, 5.29%, 09/03/96                        24,990,830
  10,000,000        PNC Bank, N.A., 5.25%, 09/03/96                            9,997,822
                                                                          --------------
                                                                              64,981,274
                                                                          --------------

                       See notes to financial statements.

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount                                                                     Value
   (USD)        Issuer                                                        (USD)
----------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- (CONTINUED)
----------------------------------------------------------------------------------------
                  FINANCIAL SERVICES -- 17.1%
$ 34,000,000        Bear Stearns Co., Inc., 5.47%, 09/16/96               $   34,000,000
  16,000,000        Caterpillar Financial Services, Inc., 5.43%,              16,000,000
                      09/03/96
   3,000,000        General Electric Capital Corp., 5.57%, 09/03/96            3,002,016
                    Merrill Lynch & Co., Inc.,
  10,000,000          5.38%, 09/03/96                                          9,999,527
  35,000,000          5.39%, 09/03/96                                         34,999,958
  50,000,000        Morgan Stanley Group, Inc., 5.71%, 09/13/96               50,000,000
  50,000,000        SMM Trust 1996-V, 5.62%, 09/26/96 #                       50,000,000
                                                                          --------------
                                                                             198,001,501
                                                                          --------------
                  UTILITY -- .8%
   9,000,000        Hydro Quebec, Quebec, (Canada) 5.57%, 09/03/96             9,000,000
                                                                          --------------
                TOTAL CORPORATE OBLIGATIONS                                  271,982,775
----------------------------------------------------------------------------------------
                TOTAL FLOATING RATE DEMAND NOTES                             393,217,775
                (COST $393,217,775)
----------------------------------------------------------------------------------------
INTEREST BEARING DEPOSITS -- 3.9%
----------------------------------------------------------------------------------------
                TIME DEPOSITS -- 1.7%
                -------------------------------------------------------
  20,000,000        Bank of Tokyo-Mitsubishi, Ltd. (Japan), 5.56%,            20,000,000
                      11/04/96                                            --------------
                CERTIFICATES OF DEPOSIT -- 2.2%
                -------------------------------------------------------
   7,000,000        Bank of Nova Scotia (Canada), 5.90%, 06/10/97              6,989,745
   4,000,000        Landesbank H. Thuringen (Germany), 5.64%, 03/20/97         3,997,193
                    Societe Generale (France),
   2,000,000          5.62%, 03/28/97                                          1,998,403
   5,000,000          5.77%, 05/15/97                                          4,998,751
   7,000,000        Westpac Banking Corp.(Australia), 5.97%, 06/06/97          6,998,482
                                                                          --------------
                                                                              24,982,574
----------------------------------------------------------------------------------------
                TOTAL INTEREST BEARING DEPOSITS                               44,982,574
                (COST $44,982,574)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 99.7%                                $1,155,845,923
                (COST $1,155,845,923)**
----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996

 Principal
   Amount      Issuer                                                         Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- 99.5%
---------------------------------------------------------------------------------------
               ALABAMA -- 2.8%
               ---------------------------------------------------------
                 Birmingham, Alabama --
$  6,300,000       Ser. 1992-A, FRDN, 3.45%, 09/04/96                     $   6,300,000
   3,000,000       Warrants, Ser. A, 3.40%, 09/05/96                          3,000,000
   1,800,000     Columbia, Alabama, IDB, PCR, Alabama Power Co. Project,      1,800,000
                   Ser. D, FRDN, 3.70%, 09/03/96
   1,000,000     Mcintosh, Alabama, IDB, Solid Waste Disposal, CIBA-          1,000,000
                   Geigy Corp., FRDN, 3.45%, 09/04/96
   4,850,000     Phenix County, Alabama, IDB, Environmental Improvement,      4,850,000
                   Georgia Kraft Project, FRDN, 3.75%, 09/03/96
   1,500,000     St. Clair County, Alabama, IDB, National Cement Co.,         1,500,000
                   Inc., Project II, FRDN, 3.50%, 09/05/96
   5,500,000     University of Alabama, Ser. B, 3.40%, 09/04/96               5,500,000
                                                                          -------------
                                                                             23,950,000
                                                                          -------------
               ALASKA -- 0.2%
               ---------------------------------------------------------
   1,600,000     Valdez, Alaska, Marine Term, Exxon Pipeline Co. Project      1,600,000
                   C, FRDN, 3.75%, 09/03/96                               -------------
               ARIZONA -- 4.0%
               ---------------------------------------------------------
  14,100,000     Apache County, Arizona, IDA, Tucson Electric, 83C,          14,100,000
                   FRDN, 3.45%, 09/04/96
                 Maricopa County, Arizona, PCC, PCR, Arizona Public
                   Service Co. --
   1,700,000       Ser. B, FRDN, 3.75%, 09/03/96                              1,700,000
   2,800,000       Ser. D, FRDN, 3.75%, 09/03/96                              2,800,000
   1,000,000     Maricopa County, Arizona, Union School District No.          1,008,005
                   097, Deer VY, Ser. A, GO, 5.00%, 07/01/97
                 Phoenix, Arizona, IDA, Multifamily Housing --
   1,950,000       Paradise Shadows Apartments, FRDN, 3.50%, 09/04/96         1,950,000
   3,000,000       Southwest Villages Project A, FRDN, 3.45%, 09/03/96        3,000,000
                 Pima County, Arizona, IDA, Tucson Electric Power
                   Project --
   1,200,000       1983 Ser. A, FRDN, 3.50%, 09/04/96                         1,200,000
   1,300,000       Ser. A, FRDN, 3.50%, 09/04/96                              1,300,000
   8,000,000       Tucson Electric FRDN, 3.45%, 09/04/96                      8,000,000
                                                                          -------------
                                                                             35,058,005
                                                                          -------------
               ARKANSAS -- 1.7%
               ---------------------------------------------------------
  15,000,000     University of Arkansas, UAMS Campus, FRDN, 3.55%,           15,000,000
                   09/04/96                                               -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount      Issuer                                                         Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
               CALIFORNIA -- 6.3%
               ---------------------------------------------------------
                 California Higher Education Loan Authority Inc.,
                   Student Loan --
$ 15,000,000       Ser. A, Rev., PUTS, 3.75%, 06/01/97                    $  15,000,000
  12,500,000       Ser. C, Rev., PUTS, 3.75%, 06/01/97                       12,500,000
   2,500,000     California Housing Financing Agency, Home Mortgage,          2,500,000
                   Ser. E, 3 Rev., PUTS, 3.50%, 02/01/97
  20,000,000     California School Cash Reserve Program Authority Pool,      20,144,912
                   Ser. A, Rev., 4.75%, 07/02/97
   2,100,000     Regional Apartments Improvement Corp., Los Angeles,          2,100,000
                   California, Term Facilities, Los Angeles
                   International Airport, FRDN, 3.75%, 09/03/96
   2,135,000     Turlock, California, Irrigation District, Ser. A, Rev.,      2,137,707
                   4.00%, 01/01/97
                                                                          -------------
                                                                             54,382,619
                                                                          -------------
               COLORADO -- 2.4%
               ---------------------------------------------------------
  15,000,000     Lower Colorado River Authority, Texas, Junior Lien, 3rd     15,000,000
                   Supplemental Ser., FRDN, 3.40%, 09/04/96
   3,000,000     Moffat County, Colorado, PCR, Colorado UTE Electric,         3,000,000
                   FRDN, 3.55%, 09/04/96
   3,200,000     Regional Transportation District, Colorado, Special          3,200,000
                   Passenger Fare, Ser. A, FRDN, 3.35%, 09/04/96
                                                                          -------------
                                                                             21,200,000
                                                                          -------------
               CONNECTICUT -- 0.3%
               ---------------------------------------------------------
                 Mashantucket Western Pequot,
   2,000,000       CP, 3.40%, 10/24/96                                        2,000,000
   1,000,000       CP, 3.60%, 10/17/96                                        1,000,000
                                                                          -------------
                                                                              3,000,000
                                                                          -------------
               DELAWARE -- 1.1%
               ---------------------------------------------------------
   1,900,000     Delaware State, Economic Development Authority, Solid        1,900,000
                   Waste Disposal, Ciba-Geigy Corp. Project, Ser. A,
                   FRDN, 3.85%, 09/03/96
   7,400,000     Sussex County, Delaware, Industrial Revenue, Perdue          7,400,000
                   Farms Inc. Project, FRDN, 3.75%, 09/05/96
                                                                          -------------
                                                                              9,300,000
                                                                          -------------
               FLORIDA -- 4.1%
               ---------------------------------------------------------
   3,600,000     Broward County, Florida, Housing Finance Authority,          3,600,000
                   Palm Aire -- Oxford Ser. A, FRDN, 3.80%, 09/04/96
   1,000,000     Florida State, Municipal Power Agency, St. Lucie             1,022,793
                   Project, Pre-Refunded Rev. Bond, 7.25%, 10/03/96

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount        Issuer                                                       Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
                 Jacksonville, Florida --
$  1,000,000       IDR, Trailer Marine, Crowly, FRDN, 3.70%, 09/04/96     $   1,000,000
   5,000,000       PCR, Florida Power & Light Co., Rev., PUTS, 3.65%,         5,000,000
                     10/01/96
   8,600,000       PCR, Florida Power & Light Co., FRDN, 3.75%, 09/03/96      8,600,000
   2,500,000     Monroe County, Florida, School District, GO, 3.60%,          2,500,000
                   06/04/97
   1,800,000     Okaloosa County, Florida, Gulf Coast Treatment Center,       1,800,000
                   FRDN, 3.55%, 09/04/96
                 Orange County, Florida, Housing Finance Authority,
                   Westlake --
   5,950,000       Westlake, FRDN, 3.80%, 09/04/96                            5,950,000
     700,000       Windscape, FRDN, 3.80%, 09/04/96                             700,000
   1,166,000     St. Johns City, Florida, IDA, IDR, Ser. A, Pre-Refunded      1,229,589
                   Rev. Bond, 9.50%, 02/01/97
   3,000,000     St. Lucie County, Florida, PCR, Florida Power & Light        3,000,000
                   Co., CP, 3.60%, 09/05/96
   1,225,000     Volusia County, Florida, Housing Finance Authority, Sun      1,225,000
                   Pointe Apts., Ser. H, FRDN, 3.50%, 09/03/96
                                                                          -------------
                                                                             35,627,382
                                                                          -------------
               GEORGIA -- 6.8%
               ---------------------------------------------------------
     500,000     Atlanta, Georgia, Downtown Development Authority IDR,          511,361
                   Underground Atlanta Project., Pre-Refunded Rev. Bond,
                   7.75%, 10/01/96
   1,793,000     Bartow County, Georgia, IDA, Princeton Carpets, Inc.,        1,793,000
                   FRDN, 3.50%, 09/05/96
   8,000,000     Bibb County, Georgia, Development Authority,                 8,000,000
                   Environmental Improvement, Ser. IR-1, FRDN, 3.70%,
                   09/05/96
   2,700,000     Clayton County, Georgia, Housing Authority,                  2,700,000
                   Multifamily, Rainwood Development, FRDN, 3.63%,
                   09/05/96
   2,500,000     Columbia County, Georgia, IDA, Dixie Bedding, Ser. P,        2,500,000
                   FRDN, 3.60%, 09/05/96
      20,000     Columbus, Georgia, Development Authority, R P Real              20,000
                   Estate, Inc., FRDN, 3.95%, 09/05/96
   2,200,000     Elbert County & Elberton & Bowman, Georgia, Development      2,200,000
                   Authority, IDR, Seaboard Farms, FRDN, 3.60%, 09/05/96
   6,000,000     Fulco, Georgia, Hospital Authority, Piedmont Hospital        6,000,000
                   Project, FRDN, 3.50%, 09/04/96

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount        Issuer                                                       Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
                 Fulton County, Georgia, Housing Authority, Multifamily
                   Housing --
$ 10,000,000       Spring Creed Crossing, FRDN, 3.55%, 09/04/96           $  10,000,000
   5,000,000       Union Columbus Landing Apartments, FRDN, 3.55%,            5,000,000
                     09/03/96
                 Marietta, Georgia, Housing Authority, Multifamily --
   7,000,000       Winterset Apartments P, FRDN, 3.55%, 09/04/96              7,000,000
   4,525,000       Concepts 21 Apartments, FRDN, 3.55%, 09/04/96              4,525,000
   4,000,000     Municipal Electric Authority of Georgia, General             4,000,000
                   Resolution, Ser. C, CP, 3.60%, 09/10/96
   3,575,000     Rockdale County, Georgia, IDR, Takahashi Works USA,          3,575,000
                   Inc. Project, FRDN, 3.85%, 09/04/96
   1,605,000     Washington, Georgia, Wilkes Payroll Development              1,605,000
                   Authority, Pak Products, Inc., FRDN, 3.80%, 09/05/96
                                                                          -------------
                                                                             59,429,361
                                                                          -------------
               IDAHO -- 1.4%
               ---------------------------------------------------------
   8,000,000     Nez Perce County, Idaho, PCR, Potlatch 84, FRDN, 3.45%,      8,000,000
                   09/05/96
   3,800,000     Port Lewiston Port Facilities, Idaho, Fribourg               3,800,000
                   Investment Co., FRDN, 3.71%, 09/03/96
                                                                          -------------
                                                                             11,800,000
                                                                          -------------
               ILLINOIS -- 5.2%
               ---------------------------------------------------------
                 Chicago, Illinois --
   2,000,000       Board of Education, School Reform Equipment                2,000,000
                     Acquisition, Rev., 3.70%, 12/01/96
   5,500,000       O'Hare International Airport, General Airport, Second      5,500,000
                     Lien, Ser. C, FRDN, 3.50%, 09/04/96
   1,000,000       Waterworks, Pre-Refunded Rev. Bond, 6.75%, 11/01/96        1,015,049
   1,750,000       Waterworks, Pre-Refunded Rev. Bond, 7.00%, 11/01/96        1,776,268
   1,000,000       Waterworks, Pre-Refunded Rev. Bond, 6.75%, 11/01/96        1,014,887
   2,000,000     Du Page Water Commission of Illinois, Pre-Refunded Rev.      2,080,242
                   Bond, 6.80%, 05/01/97
                 Illinois Development Financing Authority --
   2,000,000       IDR, Balspar Corp. Project, FRDN, 3.60%, 09/05/96          2,000,000
   1,420,000       IDR, Big Bolt Corp. Project, FRDN, 3.70%, 09/04/96         1,420,000
   4,005,000       IDR, CFC International Inc. Project, FRDN, 3.70%,          4,005,000
                     09/04/96
   4,440,000       IDR, Deerfield Executive Center Project, Rev., 4.10%,      4,440,000
                     09/01/97
   2,000,000       IDR, Revcor Inc. Project, FRDN, 3.70%, 09/04/96            2,000,000
   2,180,000       IDR, Toughy Ltd. Partnership Project, FRDN, 3.70%,         2,180,000
                     09/04/96

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount        Issuer                                                       Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
$  5,000,000       PCR, Illinois Power Co., Ser. D, FRDN, 3.70%,          $   5,000,000
                     09/03/96
   2,100,000     Illinois Health Facilities Authority, Childrens              2,100,000
                   Memorial Hospital Project B, FRDN, 3.50%, 09/04/96
   7,000,000     Illinois State, GO, 5.38%, 05/01/97                          7,077,403
   1,600,000     Savanna, Illinois, ID, Metform Corp. Project C, FRDN,        1,600,000
                   3.50%, 09/04/96
                                                                          -------------
                                                                             45,208,849
                                                                          -------------
               INDIANA --2.0%
               ---------------------------------------------------------
                 Indiana State --
   9,000,000       Bond Bank, Advanced Funding Notes, Rev., 4.25%,            9,015,693
                     01/09/97
   1,500,000       Development Financing Authority, IDR, Goodwill             1,500,000
                     Industries Center Industrial Project, FRDN, 3.55%,
                     09/05/96
   3,460,000       Health Facilities Financing Authority, Investment          3,460,000
                     Inc. Project A, FRDN, 3.55%, 09/05/96
   2,390,000     Lafayette, Indiana, Economic Development, Health Quest       2,390,000
                   Realty XI, FRDN, 3.55%, 09/05/96
     995,000     Muncie, Indiana, Economic Development, Health Quest            995,000
                   Realty Project, FRDN, 3.55%, 09/05/96
                                                                          -------------
                                                                             17,360,693
                                                                          -------------
               IOWA -- 0.2%
               ---------------------------------------------------------
   1,600,000     Iowa, Financing Authority, Solid Waste Disposal, Cedar       1,600,000
                   River Paper Co., Ser. A, FRDN, 3.85%, 09/03/96         -------------
               KENTUCKY -- 2.1%
               ---------------------------------------------------------
  18,200,000     Kentucky, Higher Education Student Loan Corp., Insured      18,200,000
                   Student Loan, Ser. E, FRDN, 3.55%, 09/04/96            -------------
               LOUISIANA -- 1.4%
               ---------------------------------------------------------
   1,900,000     Louisiana Public Facilities Authority, PCR, CIBA-Geigy       1,900,000
                   Corp., FRDN, 3.40%, 09/04/96
                 Louisiana State, Offshore Term Authority Deepwater Port
                   Loop Inc., First State, A, FRDN, --
   5,300,000       3.35%, 09/04/96                                            5,300,000
   4,985,000       3.75%, 09/03/96                                            4,985,000
                                                                          -------------
                                                                             12,185,000
                                                                          -------------
               MAINE -- 0.5%
               ---------------------------------------------------------
   3,125,000     Lewiston, Maine, Geiger Brothers Project, FRDN, 3.80%,       3,125,000
                   10/01/96
   1,325,000     Portland, Maine, Oakhurst Dairy, FRDN, 3.70%, 09/04/96       1,325,000
                                                                          -------------
                                                                              4,450,000
                                                                          -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount      Issuer                                                         Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
               MARYLAND -- 2.2%
               ---------------------------------------------------------
$  2,000,000     Anne Arundel County, Maryland, FRDN, 3.55%, 09/05/96     $   2,000,000
   3,500,000     Baltimore, Maryland, PCR, Modal, SCM Plants Project,         3,500,000
                   FRDN, 3.45%, 09/05/96
   4,000,000     Howard County, Maryland, Multifamily Housing, Sherwood       4,000,000
                   Crossing Ltd., Rev., PUTS, 3.75%, 06/01/97
                 Maryland State --
   1,000,000       Board of Environmental Resource Recovery, Colstrip         1,000,000
                     Project, FRDN, 3.50%, 09/04/96
   2,500,000       Dept. of Housing & Community Development, Single           2,500,000
                     Family Program, 2nd Ser., Rev., 3.55%, 10/01/96
   5,010,000     Montgomery County, Maryland, Housing Options Community,      5,010,000
                   Single Family Mortgage, Ser. C, Rev., PUTS, 3.70%,
                   03/17/97
   1,500,000     Prince George's County, Maryland, Parsons Paper              1,500,000
                   Facility, FRDN, 3.55%, 09/13/96
                                                                          -------------
                                                                             19,510,000
                                                                          -------------
               MASSACHUSETTS -- 1.0%
               ---------------------------------------------------------
   1,000,000     Massachusetts State, Consolidation Loan, Ser. A, GO,         1,013,849
                   7.10%, 02/01/97
                 Massachusetts State, Industrial Financing Agency --
   1,200,000       Catamount Realty Trust, FRDN, 3.70%, 09/08/96              1,200,000
   4,400,000       Showa Womens Institution, Inc., FRDN, 3.80%, 09/03/96      4,400,000
   2,395,000     Taunton, Massachusetts, IDA, Realty Trust IX Project,        2,395,000
                   FRDN, 3.70%, 09/04/96
                                                                          -------------
                                                                              9,008,849
                                                                          -------------
               MICHIGAN -- 4.3%
               ---------------------------------------------------------
   2,000,000     Allegan County, Michigan, Economic Development Corp.,        2,000,000
                   Dean Foods Co. Project, FRDN, 3.55%, 09/05/96
   9,200,000     Dearborn, Michigan, Economic Development Corp.,              9,200,000
                   Oakbrook Common Proj., FRDN, 3.55%, 09/04/96
   1,300,000     Delta County, Michigan, Economic Development Corp.,          1,300,000
                   Environmental Improvement, Dates-Mead-Escanaba Paper,
                   Ser. E, FRDN, 3.75%, 09/03/96
   3,300,000     Detroit, Michigan, Downtown Development Authority,           3,300,000
                   Millender Center Project, FRDN, 3.50%, 09/05/96
   3,025,000     Farmington Hills, Michigan, Economic Development Corp.,      3,025,000
                   Carrefour, FRDN, 3.63%, 09/05/96
   1,300,000     Grand Rapids, Michigan, Economic Development Corp.,          1,300,000
                   Amway Hotel, FRDN, 3.50%, 09/04/96
     300,000     Jackson County, Michigan, Economic Development Corp.,          300,000
                   Melling Tool Project, FRDN, 3.60%, 09/05/96

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount        Issuer                                                       Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
                 Michigan State, Strategic Fund --
$  2,000,000       IDR, Michigan Sugar Co., Croswell Project, FRDN,       $   2,000,000
                     3.50%, 09/05/96
   1,320,000       Limited Obligation, Wayne Disposal, Oakland Project,       1,320,000
                     FRDN, 3.65%, 09/04/96
   2,000,000       Lex Controls, Inc. Project, FRDN, 3.65%, 09/04/96          2,000,000
  11,600,000       PCR, Consumers Power Project, FRDN, 3.75%, 09/03/96       11,600,000
                                                                          -------------
                                                                             37,345,000
                                                                          -------------
               MINNESOTA -- 0.6%
               ---------------------------------------------------------
   1,900,000     Bloomington, Minnesota, Port Authority, Mall of America      1,900,000
                   Project, FRDN, 3.55%, 09/06/96
     700,000     Duluth, Minnesota, Miller-Dwan Medical Center, Ser. A,         700,000
                   FRDN, 3.55%, 09/05/96
   3,000,000     Minnesota State, Higher Educational Facilities               3,000,000
                   Authority, University of St. Thomas, Ser. 4-A2, FRDN,
                   3.70%, 09/04/96
                                                                          -------------
                                                                              5,600,000
                                                                          -------------
               MISSISSIPPI -- 1.0%
               ---------------------------------------------------------
   1,700,000     Jackson County, Mississippi, PCR, Chevron USA Inc.,          1,700,000
                   Project, FRDN, 3.80%, 09/03/96
   5,270,000     Mississippi, Business Financial Corp., IDR, Choctaw          5,270,000
                   Maid Farms, Inc. Project, FRDN, 3.65%, 09/04/96
   1,800,000     Perry County, Mississippi, PCR, Leaf River Forest            1,800,000
                   Project, FRDN, 3.50%, 09/05/96
                                                                          -------------
                                                                              8,770,000
                                                                          -------------
               MISSOURI -- 6.1%
               ---------------------------------------------------------
   1,000,000     Macon, Missouri, IDA, Health Care Realty, FRDN, 3.35%,       1,000,000
                   10/01/96
     760,000     Missouri State, Economic Development Export &                  760,000
                   Infrastructure Board, ID, Marchem Coated Fabrics,
                   Ser. K, FRDN, 3.95%, 09/04/96
                 Missouri State, Environmental Improvements & Energy
                   Research Authority, PCR --
   2,800,000       Monsanto Co. Project, FRDN, 3.45%, 09/04/96                2,800,000
  10,000,000       Union Electric Co., Ser. A, Rev., 3.65%, 06/01/97         10,000,000
   4,000,000       Union Electric Co., Ser. B, Rev., 3.65%, 06/01/97          4,000,000

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount        Issuer                                                       Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
                 Missouri State, Health & Educational Facilities
                   Authority --
$  6,800,000       St. Anthony's Medical Center, Ser. A, FRDN, 3.45%,     $   6,800,000
                     09/04/96
   8,100,000       St. Anthony's Medical Center, Ser. B, FRDN, 3.45%,         8,100,000
                     09/04/96
   4,300,000       The Washington University, Ser. B, FRDN, 3.80%,            4,300,000
                     09/03/96
   3,100,000       The Washington University, Ser. C, FRDN, 3.85%,            3,100,000
                     09/03/96
   2,300,000       The Washington University, Ser. D, FRDN, 3.85%,            2,300,000
                     09/03/96
   7,500,000       SSM Health Care, Ser. C, CP, 3.45%, 10/10/96               7,500,000
   2,000,000     St. Charles County, Missouri, IDA, Venture Stores Inc.       2,000,000
                   Project, FRDN, 3.55%, 09/04/96
                                                                          -------------
                                                                             52,660,000
                                                                          -------------
               MONTANA -- 0.1%
               ---------------------------------------------------------
   1,000,000     Osage Beach, Montana, IDA, Health Care Realty Osage,         1,000,000
                   FRDN, 3.55%, 10/01/96                                  -------------
               NEBRASKA -- 1.6%
               ---------------------------------------------------------
  12,000,000     Lancaster County, Nebraska, Hospital Authority No. 1,       12,000,000
                   Bryan Memorial Hospital Project, FRDN, 3.35%,
                   09/04/96
   2,000,000     Sidney, Nebraska, IDR, Pennington Seed, Inc. Project,        2,000,000
                   FRDN, 3.65%, 09/04/96
                                                                          -------------
                                                                             14,000,000
                                                                          -------------
               NEW HAMPSHIRE -- 0.2%
               ---------------------------------------------------------
   1,955,000     New Hampshire State, Business Financing Authority,           1,955,000
                   Industrial Facilities, Nickerson Assembly Co., FRDN,   -------------
                   3.70%, 09/04/96
               NEW MEXICO -- 0.5%
               ---------------------------------------------------------
   3,000,000     Albuquerque, New Mexico, Gross Receipts Tax, FRDN,           3,000,000
                   3.50%, 09/04/96
   1,500,000     Farmington, New Mexico, PCR, Arizona Public Service          1,500,000
                   Co., Ser. A, FRDN, 3.75%, 09/03/96
                                                                          -------------
                                                                              4,500,000
                                                                          -------------
               NEW YORK -- 0.6%
               ---------------------------------------------------------
   5,000,000     New York State, Energy Research & Development                5,000,931
                   Authority, LILCO Project, Ser. A, Rev., 3.25%,         -------------
                   03/01/97

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount      Issuer                                                         Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
               NORTH CAROLINA -- 0.6%
               ---------------------------------------------------------
$  1,400,000     Lenoir County, North Carolina, Industrial Facilities &   $   1,400,000
                   PCFA, Texas Gulf Inc., Ser. P, FRDN, 3.63%, 09/05/96
   1,900,000     North Carolina, Educational Facilities Financing             1,900,000
                   Agency, Guilford College Project, FRDN, 3.70%,
                   09/03/96
                 North Carolina, Industrial Facilities & PCFA --
   1,100,000       Scotland Container Corp., Rev., PUTS, 4.05%, 03/01/97      1,100,000
   1,050,000       Athol Mfg. Corp., Rev., PUTS, 4.00%, 03/01/97              1,050,000
                                                                          -------------
                                                                              5,450,000
                                                                          -------------
               OHIO -- 3.3%
               ---------------------------------------------------------
   6,300,000     Clermont County, Ohio, Hospital Facilities, Mercy            6,300,000
                   Health Systems, Ser. B, FRDN, 3.55%, 09/04/96
   4,000,000     Dayton, Ohio, Special Facilities, Emery Air Freight,         4,000,000
                   Ser. F, FRDN, 3.70%, 09/04/96
   5,400,000     Franklin County, Ohio, Holy Cross Health Systems, FRDN,      5,400,000
                   3.45%, 09/05/96
   1,500,000     Montgomery County, Ohio, Multifamily Housing, Pedcor         1,500,000
                   Investments, Lyons Gate, Ser. A, FRDN, 3.55%,
                   09/05/96
                 Ohio State --
   4,000,000       Housing Financing Agency, Single Family Mortgage,          4,000,000
                     Ser. FR-6, FRDN, 3.75%, 09/04/96
   3,500,000       Pre-Refunded Rev. Bond, 7.30%, 09/03/96                    3,517,920
   3,500,000     Summit County, Ohio, Ser. B, GO, 4.00%, 06/05/97             3,508,887
                                                                          -------------
                                                                             28,226,807
                                                                          -------------
               OREGON -- 0.8%
               ---------------------------------------------------------
   7,250,000     Port St. Helens, Oregon, PCR, Portland General Electric      7,250,000
                   Co., FRDN, 3.80%, 09/03/96                             -------------
               PENNSYLVANIA -- 1.6%
               ---------------------------------------------------------
   1,550,000     Delaware County, Pennsylvania, IDA, PCR, BP Exploration      1,550,000
                   & Oil, FRDN, 3.75%, 09/03/96
                 Pennsylvania State --
   2,400,000       Higher Education Assistance Agency, Student Loan,          2,400,000
                     Ser. A, FRDN, 3.55%, 09/04/96
   5,860,000       First Ser., GO, 5.25%, 05/15/97                            5,920,360
   4,000,000     York, Pennsylvania, General Authority Pooled Financing,      4,000,000
                   FRDN, 3.55%, 09/05/96
                                                                          -------------
                                                                             13,870,360
                                                                          -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount      Issuer                                                         Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
               SOUTH CAROLINA -- 1.8%
               ---------------------------------------------------------
$  1,000,000     Kershaw County, South Carolina, IDR, Deroyal Textiles    $   1,000,000
                   Inc. Project, FRDN, 3.65%, 09/04/96
                 South Carolina, Jobs & Economic Development
                   Authority --
   1,025,000       Consolidated Fabricators, Rev., 4.13%, 12/01/96            1,025,000
   2,300,000       Florence Housing Project, FRDN, 3.60%, 09/04/96            2,300,000
     200,000       Phoenix Finishing Co., FRDN, 3.80%, 09/04/96                 200,000
   1,000,000     South Carolina State, Ports Authority, FRDN, 3.65%,          1,000,000
                   09/04/96
  10,000,000     University of South Carolina, Athletic Facilities, BAN,      9,997,604
                   3.20%, 02/28/97
                                                                          -------------
                                                                             15,522,604
                                                                          -------------
               SOUTH DAKOTA -- 0.4%
               ---------------------------------------------------------
                 South Dakota State --
     455,000       Building Authority, Ser. A, Rev., 6.25%, 09/03/96            455,000
   2,900,000       Health & Education Facilities Board, Sioux Valley          2,900,000
                     Hospital, FRDN, 3.55%, 09/06/96
                                                                          -------------
                                                                              3,355,000
                                                                          -------------
               TENNESSEE -- 3.5%
               ---------------------------------------------------------
   3,000,000     Carter County, Tennessee, IDB, Inland Container Corp.        3,000,000
                   Project, FRDN, 3.80%, 09/03/96
     965,000     Franklin, Tennessee, Health & Education Facilities             965,000
                   Board, ID, Health Care Center, FRDN, 3.75%, 09/03/96
   2,400,000     McMinn County, Tennessee, IRB, Thomas & Betts Corp.          2,400,000
                   Project, FRDN, 3.60%, 09/05/96
   1,700,000     Memphis, Tennessee, Ser. A, FRDN, 3.45%, 09/04/96            1,700,000
                 Metropolitan Government of Nashville & Davidson County,
                   Tennessee, Health & Educational Facilities Board --
   1,400,000       Modal Health Facilities at Richland, FRDN, 3.45%,          1,400,000
                     09/04/96
   2,300,000       Vanderbilt University, Ser. B, Rev., FRDN, 3.70%,          2,300,000
                     05/01/97
                 Shelby County, Tennessee, Health, Educational & Housing
                   Facilities Board, Multifamily Housing --
   6,155,000       Arbor Lake, FRDN, 3.65%, 09/04/96                          6,155,000
   7,635,000       Wyndridge, FRDN, 3.55%, 09/04/96                           7,635,000
   1,000,000     South Pittsburg, Tennessee, ID, Lodge Manufacturing Co.      1,000,000
                   Project, FRDN, 3.65%, 09/04/96
   4,000,000     Tullahoma, Tennessee, IDA Board, Rock Tennessee              4,000,000
                   Converting, FRDN, 3.65%, 09/04/96
                                                                          -------------
                                                                             30,555,000
                                                                          -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount      Issuer                                                         Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
               TEXAS -- 18.5%
               ---------------------------------------------------------
                 Austin, Texas --
$  4,000,000       Pre-Refunded Rev. Bond, 7.90%, 09/03/96                $   4,000,000
   1,500,000       Utilities System, Ser. 1, CP, 3.55%, 09/19/96              1,500,000
   2,200,000     Bell County, Texas, IDA, Franklin Industries, FRDN,          2,200,000
                   3.60%, 09/05/96
   1,800,000     Brazos River Authority, Texas, PCR, Monsanto Co.             1,800,000
                   Project, FRDN, 3.45%, 09/04/96
   1,000,000     Corsicana, Texas, IDA, Kent Paper Co., FRDN, 3.65%,          1,000,000
                   09/04/96
   1,955,000     Dallas, Texas, Waterworks & Sewer Systems, Ser. A,           1,961,845
                   Rev., 8.00%, 10/01/96
   3,500,000     De Soto, Texas, IDA, IDR, Solar Turbines Inc. Project,       3,500,000
                   FRDN, 3.55%, 09/04/96
   1,210,000     Denton, Texas, Independent School District, Ser. A, GO,      1,243,963
                   7.00%, 08/15/97
   1,310,000     Fort Bend, Texas, Independent School District, GO,           1,311,437
                   3.75%, 02/15/97
   1,100,000     Grapevine, Texas, IDC, Multiple Mode, American               1,100,000
                   Airlines, Ser. A1, FRDN, 3.70%, 09/03/96
   7,000,000     Greater East Texas, Higher Education, Ser. A, FRDN,          7,000,000
                   3.50%, 09/05/96
   3,000,000     Guadalupe Blanco River Authority, Texas, IDC, IDR, The       3,000,000
                   BOC Group Inc. Project, FRDN, 3.55%, 09/05/96
   8,875,000     Gulf Coast Waste Disposal Authority, Texas, Pollution        8,875,000
                   Control, Monsanto Co. Project, FRDN, 3.45%, 09/04/96
                 Harris County, Texas, Health Facilities Developmental
                   Corp. --
   2,400,000       Methodist Hospital, FRDN, 3.75%, 09/03/96                  2,400,000
   3,150,000       St. Lukes Episcopal Hospital, Ser. A, FRDN, 3.75%,         3,150,000
                     09/03/96
   1,500,000     Harris County, Texas, IDC, PCR, FRDN, 3.75%, 09/03/96        1,500,000
                 Houston, Texas --
   2,200,000       Sewer Systems, Pre-Refunded Rev. Bond, 9.00%,              2,228,642
                     10/01/96
  11,100,000       Ser. A, CP, 3.50%, 09/27/96                               11,100,000
  19,500,000     Katy, Texas, Independent School District, Ser. A, FRDN,     19,500,000
                   GO, 3.50%, 09/04/96
   6,500,000     North Texas, Higher Educational Authority Inc., Texas        6,500,000
                   Student Loan, Ser. A, FRDN, 3.55%, 09/04/96
                 Pasadena, Texas --
  20,000,000       Independent School District, Ser. A, GO, 3.88%,           20,006,686
                     02/06/97
   1,060,000       TAN, 6.20%, 02/15/97                                       1,071,488

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount        Issuer                                                       Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
$  2,810,000     Port Corpus Christi, Texas, Lantana Corp. Project,       $   2,810,000
                   FRDN, 3.55%, 09/05/96
   1,470,000     San Angelo, Texas, Independent School District, GO,          1,490,356
                   7.00%, 02/15/97
   4,200,000     Shenandoah, Texas, Health Facilities Development,            4,200,000
                   Southwood Ltd., I Project, FRDN, 3.85%, 09/05/96
   1,300,000     Southwest Higher Education Authority Inc., Southern          1,300,000
                   Methodist University, FRDN, 3.75%, 09/03/96
   5,000,000     Texas Association of School Boards, Certificates of          5,038,800
                   Participation, TAN, 4.75%, 08/29/97
   1,060,000     Texas Housing, CP, 3.85%, 06/28/97                           1,059,991
   7,500,000     Texas Small Business Industrial Development Corp.,           7,500,000
                   Texas Public Facilities Capital Access, FRDN, 3.55%,
                   09/04/96
  24,650,000     Texas State, TRAN, 4.75%, 08/29/97                          24,836,490
   6,345,000     University of Texas, Arlington Combined Fee Rev., CP,        6,345,000
                   3.65%, 09/11/96
                                                                          -------------
                                                                            160,529,698
                                                                          -------------
               UTAH -- 2.2%
               ---------------------------------------------------------
   7,500,000     Salt Lake City, Utah, TAN, 4.50%, 06/30/97                   7,529,642
   7,900,000     Utah State Board of Regents, Student Loan, Ser. L,           7,900,000
                   FRDN, 3.55%, 09/04/96
   3,550,000     West Valley City, Utah, IDR, Johnson Matthey Inc.            3,550,000
                   Project, FRDN, 3.85%, 09/03/96
                                                                          -------------
                                                                             18,979,642
                                                                          -------------
               VIRGINIA -- 0.3%
               ---------------------------------------------------------
   2,300,000     Peninsula Ports Authority, Virginia Coal Term, Dominion      2,300,000
                   Term Project, Ser. C, FRDN, 3.65%, 09/03/96            -------------
               WASHINGTON -- 0.7%
               ---------------------------------------------------------
   2,050,000     Redmond, Washington, Public Corp., ID, Integrated            2,050,000
                   Circuits Project, FRDN, 3.60%, 09/05/96
   1,000,000     South Columbia, Basin Irrigation District, Rev., 5.15%,      1,003,910
                   12/01/96
                 Washington State, Public Power Supply Systems --
   1,500,000       Nuclear Project No. 1, Ser. C, Rev., 7.25%, 07/01/97       1,534,078
   1,350,000       Nuclear Project No. 3, Ser. B, Rev., 6.80%, 07/01/97       1,379,992
                                                                          -------------
                                                                              5,967,980
                                                                          -------------
               WEST VIRGINIA -- 0.2%
               ---------------------------------------------------------
   1,300,000     Marion County, West Virginia, County Community Solid         1,300,000
                   Waste Disposal Facility, Granttown Project, Ser. A,    -------------
                   FRDN, 3.60%, 09/04/96

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount      Issuer                                                         Value
---------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
---------------------------------------------------------------------------------------
               WISCONSIN -- 3.2%
               ---------------------------------------------------------
$  5,600,000     Alma, Wisconsin, Pollution Control, FRDN, 3.80%,         $   5,600,000
                   10/01/96
   3,800,000     Germantown, Wisconsin, IDA, Great Lakes Packaging            3,800,000
                   Corp., FRDN, 2.75%, 09/04/96
     960,000     Grand Chute, Wisconsin, IDA, Kent Paper Co., FRDN,             960,000
                   3.65%, 09/04/96
   1,900,000     Lacrosse, ID, Dairyland Power Coop Project, FRDN,            1,900,000
                   3.80%, 10/01/96
   2,000,000     Menomonee Falls, Wisconsin, IDA, Butler Paper Co.            2,000,000
                   Project, FRDN, 3.50%, 09/05/96
   3,600,000     Milwaukee, Wisconsin, Housing Authority, Yankee Hill         3,600,000
                   Apartments, FRDN, 3.45%, 09/03/96
   9,800,000     State of Wisconsin, FRDN, 3.71%, 09/05/96                    9,800,000
                                                                          -------------
                                                                             27,660,000
                                                                          -------------
               WYOMING -- 1.7%
               ---------------------------------------------------------
   1,800,000     Green River, Wyoming, PCR, Texas Gulf Project, FRDN,         1,800,000
                   3.75%, 09/05/96
   2,600,000     Lincoln County, Wyoming, PCR, Exxon Project, Ser. C,         2,600,000
                   FRDN, 3.90%, 09/03/96
   4,750,000     Sweetwater County, Wyoming, School District No. 1, Rock      4,764,250
                   Springs, TAW, 4.25%, 06/30/97
   5,305,000     Unita County, Wyoming, PCR, Chevron U.S.A. Inc.              5,305,000
                   Project, FRDN, 3.80%, 09/03/96
                                                                          -------------
                                                                             14,469,250
---------------------------------------------------------------------------------------
               TOTAL STATE AND MUNICIPAL OBLIGATIONS                        864,138,030
               (COST $864,138,030)
---------------------------------------------------------------------------------------
                                               MONEY MARKET FUND -- 1.2%
---------------------------------------------------------------------------------------
  10,000,000   Provident Municipal Cash Money Market Fund,                   10,000,000
               (COST $10,000,000)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.7%                                $ 874,138,030
               (COST $874,138,030)**
---------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
BOND ANTICIPATION NOTES -- 6.7%
    ------------------------------------------------------------------------------------
$  4,000,000    Albany, New York, City School District, 4.000%, 05/02/97   $   4,007,633
   6,500,000    Commack, New York, Union Free School District, 4.250%,         6,515,269
                  06/27/97
  13,720,000    Hempstead Town, New York, Ser. A, 3.500%, 02/28/97            13,716,458
   3,000,000    Honeoye Falls-Lima, New York, Central School District,         3,008,174
                  4.250%, 06/26/97
   1,250,000    Irvington, New York, Union Free School District, 3.750%,       1,251,412
                  01/03/97
   2,075,000    Irvington, New York, 4.000%, 11/14/96                          2,076,474
  10,000,000    Monroe County, New York, Ser. B, 4.000%, 12/12/96             10,018,210
                Nassau County, New York,
   5,000,000      Ser. B, 4.000%, 11/15/96                                     5,003,689
   4,000,000      Ser. C, 4.250%, 03/14/97                                     4,010,059
   4,000,000      Ser. C, 4.375%, 03/14/97                                     4,012,830
   2,800,000    Rochester, New York, Ser. I, 4.500%, 10/31/96                  2,804,628
   3,092,000    Ulster, New York, 3.625%, 03/14/97                             3,095,539
    ------------------------------------------------------------------------------------
                TOTAL BOND ANTICIPATION NOTES                                 59,520,375
                (COST $59,520,375)
    ------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 24.1%
    ------------------------------------------------------------------------------------
                Government Development Bank of Puerto Rico,
   3,000,000      3.300%, 09/18/96                                             3,000,000
   3,000,000      3.500%, 09/09/96                                             3,000,000
   2,000,000      3.500%, 09/18/96                                             2,000,000
   1,800,000      3.500%, 09/24/96                                             1,800,000
  10,500,000      3.550%, 09/06/96                                            10,500,000
   3,500,000      3.550%, 10/04/96                                             3,500,000
   5,000,000      3.600%, 10/07/96                                             5,000,000
   1,500,000      3.600%, 10/10/96                                             1,500,000
                Municipal Assistance Corp. of New York,
   3,000,000      3.400%, 10/21/96                                             3,000,000
   3,000,000      3.400%, 10/23/96                                             3,000,000
   6,700,000      3.450%, 10/23/96                                             6,700,000
   4,000,000      3.550%, 09/18/96                                             4,000,000

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
    ------------------------------------------------------------------------------------
                New York City, Municipal Water Financing Authority,
$  3,000,000      3.400%, 10/03/96                                         $   3,000,000
   4,500,000      3.400%, 10/08/96                                             4,500,000
   1,000,000      3.450%, 09/04/96                                             1,000,000
   2,600,000      3.450%, 09/05/96                                             2,600,000
   5,000,000      3.450%, 09/11/96                                             5,000,000
   2,300,000      3.450%, 09/12/96                                             2,300,000
  15,500,000      3.450%, 10/23/96                                            15,500,000
   8,000,000      3.450%, 11/12/96                                             8,000,000
   3,000,000      3.500%, 09/09/96                                             3,000,000
   2,500,000      3.550%, 09/05/96                                             2,500,000
   5,000,000      3.550%, 10/23/96                                             5,000,000
   5,000,000      3.650%, 10/10/96                                             5,000,000
   2,800,000      3.650%, 10/23/96                                             2,800,000
                New York City, New York, GO,
   3,500,000      Fiscal 1994, Ser. H-4, 3.450%, 10/09/96                      3,500,000
   2,500,000      Fiscal 1994, Ser. H-4, 3.550%, 11/20/96                      2,500,000
   5,000,000      Fiscal 1994, Ser. H-4, 3.600%, 11/20/96                      5,000,000
   5,150,000      Fiscal 1994, Ser. H-6, 3.550%, 10/08/96                      5,150,000
   7,000,000      Fiscal 1996, Ser. J-2, 3.500%, 09/17/96                      7,000,000
   4,000,000      Ser. J-3, 3.600%, 11/13/96                                   4,000,000
                New York State, Dormitory Authority,
  11,100,000      3.350%, 09/18/96                                            11,100,000
   3,000,000      3.400%, 10/23/96                                             3,000,000
                New York State, Environmental Facilities Corp., Solid
                  Waste Disposal, General Electric Company Project A,
   1,900,000      3.300%, 09/23/96                                             1,900,000
   2,750,000      3.450%, 09/25/96                                             2,750,000
   2,500,000      3.450%, 11/19/96                                             2,500,000
   2,500,000      3.550%, 09/25/96                                             2,500,000

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
    ------------------------------------------------------------------------------------
                New York State, GO, BAN,
$  1,600,000      Ser. R, 3.250%, 10/24/96                                 $   1,600,000
   1,000,000      Ser. R, 3.350%, 10/17/96                                     1,000,000
   7,000,000      Ser. R, 3.350%, 10/23/96                                     7,000,000
   4,000,000      Ser. R, 3.400%, 10/03/96                                     4,000,000
   4,800,000      Ser. R, 3.450%, 10/09/96                                     4,800,000
   3,000,000      Ser. R, 3.550%, 09/10/96                                     3,000,000
   2,500,000      Ser. R, 3.550%, 10/24/96                                     2,500,000
  11,500,000      Ser. S, 3.450%, 09/03/96                                    11,500,000
   5,000,000      Ser. S, 3.450%, 10/16/96                                     5,000,000
   4,000,000      Ser. S, 3.500%, 10/10/96                                     4,000,000
                Port Authority of New York & New Jersey,
  10,540,000      3.500%, 10/16/96                                            10,540,000
   1,450,000      3.550%, 10/22/96                                             1,450,000
    ------------------------------------------------------------------------------------
                TOTAL COMMERCIAL PAPER --                                    214,490,000
                (COST $214,490,000)
    ------------------------------------------------------------------------------------
GENERAL OBLIGATION NOTES -- 0.4%
    ------------------------------------------------------------------------------------
     350,000    Amherst, New York, Central High School District, 7.300%,         350,000
                  09/03/96
   3,500,000    Nassau County, New York, Ser. S, 5.000%, 03/01/97              3,529,312
    ------------------------------------------------------------------------------------
                TOTAL GENERAL OBLIGATION NOTES --                              3,879,312
                (COST $3,879,312)
    ------------------------------------------------------------------------------------
REVENUE ANTICIPATION NOTES -- 4.0%
    ------------------------------------------------------------------------------------
  10,100,000    Erie County, New York, 4.500%, 09/20/96                       10,106,056
   3,000,000    Erie County, New York, Ser. A, 4.250%, 04/17/97                3,011,641
   3,000,000    Greece, New York, Central School District, 4.250%,             3,009,945
                  06/30/97
   4,387,000    Ithaca, New York, City School District, 4.250%, 06/20/97       4,400,736
                Nassau County, New York,
   5,000,000      Ser. A, 4.000%, 03/05/97                                     5,015,743
  10,000,000      Ser. B, 4.250%, 04/15/97                                    10,034,168
    ------------------------------------------------------------------------------------
                TOTAL REVENUE ANTICIPATION NOTES --                           35,578,289
                (COST $35,578,289)
    ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
REVENUE BONDS -- 2.4%
    ------------------------------------------------------------------------------------
$  1,750,000    Albany County, New York, South Mall Construction, Ser.     $   1,751,576
                  B, 4.350%, 10/01/96
     860,000    Hudson, New York, IDA, Emsig Project, PUTS, 4.250%,              860,000
                  12/15/96
   5,400,000    New York City, New York, Ser. A, 6.750%, 03/15/97              5,488,903
                New York State, Dormitory Authority, Special Obligation,
                  State University Educational Facilities,
   1,250,000      Ser. A, 6.500%, 05/01/97                                     1,272,632
   1,000,000      Ser. B, 6.300%, 11/01/96                                     1,004,147
   2,000,000    New York State, Energy Research & Development Authority,       2,000,000
                  PCR, New York State Electric & Gas, Ser. D, PUTS,
                  3.650%, 12/01/96
     300,000    New York State, Housing Financing Agency, Health                 301,936
                  Facilities, 7.750%, 11/01/96
                New York State, Power Authority,
   8,300,000      General Purpose, PUTS, 3.250%, 09/03/96                      8,300,000
     100,000      Ser. V, 6.900%, 01/01/97                                       101,052
     100,000    New York State, Urban Development Corp., Correctional            100,858
                  Facilities, Ser. C, 6.700%, 01/01/97
    ------------------------------------------------------------------------------------
                TOTAL REVENUE BONDS --                                        21,181,104
                (COST $21,181,104)
    ------------------------------------------------------------------------------------
TAX ANTICIPATION NOTES -- 12.8%
    ------------------------------------------------------------------------------------
   3,500,000    Albany, New York, City School District, 4.000%, 10/30/96       3,502,415
   3,400,000    Binghamton, New York, City School District, Ser. B,            3,403,249
                  4.000%, 11/27/96
   4,000,000    Central Islip, New York, Union Free School District,           4,014,207
                  4.500%, 06/30/97
   2,750,000    Clarkstown, New York, Central School District, 4.250%,         2,758,600
                  06/27/97
   5,480,000    East Islip, New York, Union Free School District,              5,499,225
                  4.500%, 06/26/97
   3,000,000    Edgemont, New York, Union Free School District,                3,003,818
                  Greenbutgh, 4.000%, 02/10/97
   2,300,000    Elmont, New York, Union Free School District, 4.250%,          2,307,280
                  06/30/97
   5,500,000    Garden City, New York, Union Free School District,             5,528,057
                  4.500%, 06/26/97
   2,200,000    Irvington, New York, Union Free School District, 4.000%,       2,201,211
                  10/31/96
   6,000,000    Levittown, New York, Union Free School District, 4.250%,       6,017,138
                  06/25/97
   5,800,000    Manhasset, New York, Union Free School District, 4.250%,       5,822,668
                  06/26/97

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
TAX ANTICIPATION NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
$  4,650,000    Massapequa, New York, Union Free School District,          $   4,666,551
                  4.250%, 06/30/97
  14,900,000    New York City, New York, Ser. A, 4.500%, 02/12/97             14,952,421
   2,500,000    Nyack, New York, Union Free School District, 4.250%,           2,504,873
                  01/03/97
   3,800,000    Oswego, New York, City School District, 4.000%, 12/27/96       3,804,680
   7,000,000    Riverhead, New York, Central School District, 4.250%,          7,016,349
                  06/26/97
   4,500,000    Scarsdale, New York, Union Free School District, 4.250%,       4,512,278
                  06/26/97
   4,000,000    Smithtown, New York, Central School District, 4.500%,          4,020,283
                  06/26/97
   3,000,000    South Orangetown, New York, Central School District,           3,001,647
                  4.000%, 11/01/96
   6,000,000    Suffolk County, New York, Ser. II, 4.500%, 09/12/96            6,000,959
                West Babylon, New York, Union Free School District,
   2,195,000      4.250%, 06/26/97                                             2,199,290
   5,000,000      4.500%, 06/26/97                                             5,019,592
  12,000,000    Westchester County, New York, 3.750%, 12/11/96                12,017,739
    ------------------------------------------------------------------------------------
                TOTAL TAX ANTICIPATION NOTES --                              113,774,530
                (COST $113,774,530)
    ------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- 47.5%
    ------------------------------------------------------------------------------------
   1,000,000    Albany, New York, IDA, Newkirk Productions Inc. Project,       1,000,000
                  Ser. A, Rev., 3.400%, 09/06/96
                Babylon, New York, IDA,
   2,200,000      Edwin Verger/Lambro Industries, Rev., 3.650%, 09/06/96       2,200,000
   1,900,000      Resource Recovery, OFS Equity Babylon Project, Rev.,         1,900,000
                    3.50%, 09/03/96
   6,200,000    Babylon, New York, Ser. B, GO, 3.200%, 09/06/96                6,200,000
   1,600,000    Broome County, New York, IDA, Binghamton Realty Project,       1,600,000
                  3.400%, 09/06/96
   3,500,000    Clinton County, New York, IDA, Bombardier Corp. Project,
                Ser. A, 3.550%, 09/06/96                                       3,500,000
   1,115,000    Cortland County, New York, IDA, IDR, Saulsbury Fire            1,115,000
                  Equipment Corp., Rev., 3.650%, 09/06/96
   5,100,000    Dutchess County, New York, IDA, Laerdal Medical Corp.,         5,100,000
                  Project, Rev., 3.600%, 09/06/96
   2,170,000    Erie County, New York, IDA, Rosina Food Products, Inc.,        2,170,000
                  3.500%, 09/06/96

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
                Glens Falls, New York, IDA,
$    400,000      Broad Street Center Project, Rev., 3.350%, 09/06/96      $     400,000
   1,325,000      Broad Street Plaza Project, Rev., 3.500%, 09/06/96           1,325,000
   1,910,000      Namic Project, Rev., 3.400%, 09/06/96                        1,910,000
   2,200,000    Lewis County, New York, IDA, Climax Manufacturing Co.          2,200,000
                  Project, Rev., 3.500%, 09/06/96
  12,200,000    Metropolitan Transportation Authority, Commuter               12,200,000
                  Facilities, 3.300%, 09/06/96
   4,395,000    Monroe County, New York, IDA, Columbia Sussex Corp.,           4,393,965
                  5.000%, 09/06/96
     400,000    Montgomery, New York, IDA, Service Merchandise Co.,              400,000
                  3.550%, 09/06/96
   2,095,000    Mount Pleasant, New York, IDA, PCR, General Motors Corp.       2,095,000
                  Project, Rev., 3.500%, 09/06/96
                Nassau County, New York, IDA,
     200,000      Civic Facilities, Cold Spring Habor Lab Project, Rev.,         200,000
                    3.50%, 09/03/96
     100,000      Research Facilities, Cold Spring Habor Lab Project,            100,000
                    Rev., 3.50%, 09/03/96
   4,500,000    New York City, New York, Housing Development Authority,        4,500,000
                  East 96th Street Project, Ser. A, 3.450%, 09/06/96
                New York City, New York, Housing Development Corp.,
   4,300,000      Mortgage, Multifamily, Columbus Apartments, Ser. A,          4,300,000
                    Rev., 3.250%, 09/06/96
   2,100,000      Mortgage, Multifamily, Columbus Apartments, Ser. A,          2,100,000
                    Rev., 3.400%, 09/06/96
   4,300,000      Mortgage, Multifamily, Tribeca Towers, Ser. A, Rev.,         4,300,000
                    3.350%, 09/06/96
   4,600,000      Mortgage, Multifamily, James Tower, 3.350%, 09/06/96         4,600,000
   3,920,000      Mortgage, Parkgate Tower, Ser. 1, Rev., 3.300%,              3,920,000
                    09/06/96
                New York City, New York, IDA, Civil Facilities,
   1,800,000      Calhoun School Inc. Project, Rev., 3.300%, 09/06/96          1,800,000
   2,700,000      Children's Oncology Society, Rev., 3.250%, 09/06/96          2,700,000
     500,000      National Audubon Society, Rev., 3.750%, 09/03/96               500,000

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
                New York City, New York, IDA, IDR
$    500,000      Bears, 3.350%, 09/06/96                                  $     500,000
     400,000      Ser. B, Tomsed Realty Corp., 3.350%, 09/06/96                  400,000
   1,500,000      Ser. D, Rev., 3.350%, 09/06/96                               1,500,000
   1,450,000      Ser. E, Rev., 3.350%, 09/06/96                               1,450,000
     550,000      Ser. F, Marion Glass and Window Shade Corp., 3.350%,           550,000
                    09/06/96
     450,000      Ser. G, Monarch Construction Corp., 3.350%, 09/06/96           450,000
     450,000      Ser. N, Spreading Machine Exchange, Inc., 3.350%,              450,000
                    09/06/96
     500,000      White Plains Auto Project, Rev., 3.400%, 09/06/96              500,000
   5,300,000    New York City, New York, Municipal Water Financing             5,300,000
                  Authority, Water & Sewer Systems, Ser. C, 3.800%,
                  09/03/96
                New York City, New York,
   2,000,000      Ser. A-7, 3.700%, 09/03/96                                   2,000,000
   2,495,000      Ser. A-9, 3.300%, 09/06/96                                   2,495,000
     500,000      Ser. B, GO, 4.000%, 09/03/96                                   500,000
   1,000,000      Ser. B-2, GO, 4.000%, 09/03/96                               1,000,000
   3,600,000      Ser. B-4, 4.000%, 09/03/96                                   3,600,000
   2,200,000      Ser. B, Dai Ichi Kangyo, 4.000%, 09/03/96                    2,200,000
     700,000      Ser. B, Sub-Ser. B-4, GO, 3.800%, 09/03/96                     700,000
   1,600,000      Ser. B, Sub-Ser. B-6, GO, 3.750%, 09/03/96                   1,600,000
  11,800,000      Ser. B, through Sub-Ser. B-8, GO, 3.300%, 09/06/96          11,800,000
  10,000,000      Ser. B, through Sub-Ser. B-10, GO, 3.300%, 09/06/96         10,000,000
     300,000      Ser. C, Sub-Ser. C-5, GO, 3.750%, 09/03/96                     300,000
   6,000,000      Ser. D, GO, 3.300%, 09/06/96                                 6,000,000
   1,800,000      Sub-Ser. A-5, GO, 3.800%, 09/03/96                           1,800,000
   3,350,000      Sub-Ser. A-7, GO PUT, 3.700%, 09/03/96                       3,350,000
   3,065,000      Sub-Ser. A-8, GO, 3.800%, 09/03/96                           3,065,000
   2,500,000      Sub-Ser. A-8, GO PUT, 3.800%, 09/03/96                       2,500,000
     400,000      Sub-Ser. B-2, GO, 3.800%, 09/03/96                             400,000
   1,000,000      Sub-Ser. B-2, GO, 4.000%, 09/03/96                           1,000,000
     500,000      Sub-Ser. B-4 GO, 4.000%, 09/03/96                              500,000
   4,900,000      Sub-Ser. B-8, GO, 3.300%, 09/06/96                           4,900,000
   2,600,000      Sub-Ser. E-3, GO, 3.700%, 09/03/96                           2,600,000
   3,300,000      Sub-Ser. E-4, GO, 3.700%, 09/03/96                           3,300,000
  20,200,000      Sub-Ser. E-5, GO, 3.700%, 09/03/96                          20,200,000
   2,500,000      Sub-Ser. E-6, GO, 3.700%, 09/03/96                           2,500,000
   1,300,000    New York City, New York, Trust for Cultural Resources,         1,300,000
                  Soloman R Guggenheim, Ser. B, Rev., 3.750%, 09/03/96

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
$  3,950,000    American Museum of Natural History, 3.050%, 09/06/96       $   3,950,000
                New York State, Energy Research & Development Authority,
                  PCR, Central Hudson Gas & Electric, Co., Ser. B
   1,800,000      Rev., 3.100%, 09/06/96                                       1,800,000
   9,300,000      Rev., 3.200%, 09/06/96                                       9,300,000
                New York State, Energy Research & Development Authority,
                  PCR,
  16,100,000      Orange & Rockland Project, Ser. A, Rev., 3.75%,             16,100,000
                    09/06/96
   3,700,000      Orange & Rockland Utilities, Ser. A, Rev., 3.050%,           3,700,000
                    09/06/96
  12,200,000      Hudson Gas & Electric Co., 3.200%, 09/06/96                 12,200,000
   5,810,000      New York State Electric & Gas, Ser. C, Rev., 3.500%,         5,810,000
                    09/03/96
   8,600,000      New York State Electric & Gas, Ser. D, Rev., 3.750%,         8,600,000
                    09/03/96
   6,100,000      Rochester Gas & Electric, 3.550%, 10/01/96                   6,100,000
                New York State, Housing Finance Agency,
   1,100,000      Multifamily, Ser. E, Rev., 3.400%, 09/06/96                  1,100,000
  16,800,000      Normandie Court I Project, Rev., 3.350%, 09/06/96           16,800,000
   2,900,000      Normandie Court II, Ser. A, 3.400%, 09/06/96                 2,900,000
   5,200,000      Residential Insured, Ser. A, Rev., 3.400%, 09/06/96          5,200,000
                New York State, Job Development Authority,
   4,790,000      Ser. A-1 through A-21, Rev., 3.900%, 09/03/96                4,790,000
   2,740,000      Ser. A-1 through A-42, Rev., 3.850%, 09/03/96                2,740,000
   5,080,000      Ser. B-1 through B-9, Rev., 3.900%, 09/03/96                 5,080,000
   2,200,000      Ser. B-1 through B-21, Rev., 3.850%, 09/03/96                2,200,000
   1,775,000      Special Purpose, Ser. A-1 through A-13, Rev., 3.850%,        1,775,000
                    09/03/96
   8,265,000      Special Purpose, Ser. A-1 through A-25, 3.900%,              8,265,000
                    09/03/96
     600,000      State Guaranteed, Special Purpose, Ser. B-1 through            600,000
                    B-2, Rev., 3.900%, 09/03/96
   2,325,000      Supplemental Purpose, Ser. B-1 thru B-9, 3.850%,             2,325,000
                    09/03/96
                New York State, Local Government Assistance Corp.,
  24,700,000      Ser. A, 3.250%, 09/06/96                                    24,700,000
   7,800,000      Ser. B, 3.200%, 09/06/96                                     7,800,000
   4,700,000      Ser. D, Rev., 3.350%, 09/06/96                               4,700,000
   4,900,000      Ser. E, Rev., 3.350%, 09/06/96                               4,900,000
  20,100,000      Ser. G, Rev., 3.150%, 09/06/96                              20,100,000
   4,000,000    New York State, Medical Care Facilities Financing              4,000,000
                  Agency, New York Hospital FHA Insured Mortgage, Ser.
                  A, 3.560%, 09/06/96

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
$  1,900,000    Newburgh, New York, IDA, Civic Facility, Mt. St. Mary      $   1,900,000
                  College, Rev., 3.400%, 09/06/96
   3,200,000    Niagara Falls, New York, Bridge Commission, Ser. A,            3,200,000
                  3.050%, 09/06/96
   1,100,000    North Hempstead, New York, Solid Waste Management              1,100,000
                  Authority, Solid Waste Management, Ser. A, Rev.,
                  3.200%, 09/06/96
   2,950,000    Port Authority of New York & New Jersey, Equipment             2,950,000
                  Notes, Ser. 3, 3.350%, 09/06/96
   5,300,000    Puerto Rico, Industrial, Medical, & Environmental,             5,300,000
                  Higher Education, Ana G. Mendez Educational
                  Foundation, 3.550%, 09/06/96
   1,075,000    Rockland County, New York, IDA, X Products Corp.               1,075,000
                  Project, Rev., 3.500%, 09/06/96
   9,500,000    Seneca County, New York, IDA, Civic Facility, New York         9,500,000
                  Chiropractic College, Rev., 3.050%, 09/06/96
     700,000    St. Lawrency County, New York, IDA, PCR, Reynolds                700,000
                  Metals, Rev., 3.800%, 09/03/96
                Suffolk County, New York, IDA,
   5,700,000      Nissequogue Cogen Partners, 3.250%, 09/06/96                 5,700,000
   1,200,000      Research Facility, Cold Spring Harbor Lab Project,           1,200,000
                    Rev., 3.850%, 09/03/96
  15,800,000    Suffolk County, New York, Water Authority, BAN, 3.150%,       15,800,000
                  09/06/96
   7,000,000    Triborough Bridge & Tunnel Authority of New York,              7,000,000
                  Special Obligation, Rev., 3.200%, 09/06/96
     628,600    Warren & Washington Counties, New York, IDA, Stevens &           628,600
                  Thompson, Ser. C, 3.600%, 10/01/96
    ------------------------------------------------------------------------------------
                TOTAL FLOATING RATE DEMAND NOTES                             423,027,565
                (COST $423,027,565)
    ------------------------------------------------------------------------------------
MONEY MARKET FUND -- 1.7%
    ------------------------------------------------------------------------------------
  15,105,582    Provident New York Money Market Fund                          15,105,582
                (COST $15,105,582)
    ------------------------------------------------------------------------------------
    ------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 99.6%                                 $ 886,556,757
                (COST $886,556,757)**
    ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996

 Principal
  Amount       Issuer                                                           Value
------------------------------------------------------------------------------------
STATE & MUNICIPAL OBLIGATIONS -- 28.3%
     ------------------------------------------------------------------------------------
$   420,000    La Brea, California, Redevelopment Agency, Sub-Tax            $    431,244
                 Allocation, Redevelopment Project, Area AB, Pre-Refunded
                 Rev. Bond, 8.50%, 09/15/96
  1,500,000    California, Community College Financing Authority, Ser. A,       1,510,824
                 TRAN, 4.75%, 07/02/97
               Los Angeles County, California --
  1,560,000      Local Educational Agencies Participation Certificates,         1,570,893
                   Pooled Program, Ser. A, TRAN 4.75%, 06/30/97
  1,500,000      Ser. A, TRAN, 4.50%, 06/30/97                                  1,506,878
               Los Angeles, California --
  1,000,000      Department of Airports, Ser. A, Pre-Refunded Rev. Bond,        1,041,194
                   7.10%, 05/01/97
  1,000,000      Department of Airports, Ser. B, Pre-Refunded Rev. Bond,        1,041,845
                   7.20%, 05/01/97
  1,000,000      Unified School District, TRAN, 4.50%, 06/30/97                 1,005,575
  1,000,000    Sacramento, California, Redevelopment Agency Tax Allocation      1,004,061
                 Merged Downtown Redevelopment Project, Ser. A, Rev.,
                 6.20%, 11/01/96
  2,000,000    San Francisco, California, City & County, TRAN, 4.75%,           2,000,803
                 09/19/96
  1,000,000    Turlock, California, Irrigation District, Ser. A, Rev.,          1,001,289
                 4.00%, 01/01/97
     ------------------------------------------------------------------------------------
               TOTAL STATE & MUNICIPAL OBLIGATIONS                             12,114,606
               (COST $12,114,606)
     ------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- 64.6%
     ------------------------------------------------------------------------------------
               California Health Facilities Financing Authority --
    300,000      Adventist Health Systems, Ser. A, 3.25%, 09/06/96                300,000
    300,000      Floating-Pooled Loan Program, Ser. B, 3.35%, 09/06/96            300,000
  1,100,000      Santa Barbara Cottage, Ser. C, 3.15%, 09/06/96                 1,100,000
               California PCFA --
    400,000      PCR, Pacific Gas & Electric, Ser. F, 3.65%, 09/03/96             400,000
    800,000      Resource Recovery, Burney Forest Products Project, Ser.          800,000
                   A, 3.70%, 09/03/96
    100,000      Resource Recovery, Burney Forest Products, Ser. A, 3.55%,        100,000
                   09/03/96
  2,000,000    California State, Ser. C-4, 3.25%, 09/06/96                      2,000,000
               California Statewide Communities Development Corp --
    100,000      13th & I Association Project, 3.40%, 09/06/96                    100,000
    900,000      IDA, Kennerly Project, Ser. A, 3.40%, 09/06/96                   900,000
  1,000,000      IDA, Howard Ser. B, 3.50%, 09/06/96                            1,000,000
    750,000      IDR, Encore Video, 3.40%, 09/06/96                               750,000

                       See notes to financial statements.

VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
  Amount       Issuer                                                           Value
------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- (CONTINUED)
     ------------------------------------------------------------------------------------
$   455,000      IDR, Evapco Inc. Project, 3.40%, 09/06/96                   $    455,000
    440,000      IDR, Florestone, 3.40%, 09/06/96                                 440,000
  2,500,000      IDR, Nichirin, 3.55%, 09/06/96                                 2,500,000
  1,000,000      IDR, Setton Properties, 3.50%, 09/06/96                        1,000,000
    400,000      IDR, South Bay Circle, 3.40%, 09/06/96                           400,000
  1,000,000      IDR, Veriflow Corp., 3.50%, 09/06/96                           1,000,000
    650,000    Irvine Ranch, California, Water District, Certificate of           650,000
                 Participation Fund, 3.60%, 09/03/96
  1,600,000    Kern County, California, Certificates of Participation,          1,600,000
                 Kern Public Facilities Project, Ser. C, 3.25%, 09/06/96
               Los Angeles County, California --
  1,000,000      Metropolitan Transportation Authority, Proposal C, Second      1,000,000
                   Sr. Ser. A, 3.20%, 09/06/96
  2,400,000      Pension Obligation, Ser. B, 3.20%, 09/06/96                    2,400,000
               Los Angeles, California --
    600,000      Community Redevelopment Agency, Certificate of                   600,000
                   Participation, Broadway Spring Center Project, 3.45%,
                   09/06/96
    300,000      IDA, Hon Industries, Inc., Project, Ser. 1984, 3.35%,            300,000
                   09/06/96
    600,000      Regional Airports Improvement Corp. Lease, American              600,000
                   Airlines, L.A. International, Ser. E, 3.70%, 09/03/96
  2,000,000    Monterey Peninsula, California, Water Management District,       2,000,000
                 Certificate of Participation, Wastewater Reclamation
                 Project, 3.55%, 09/06/96
  1,500,000    Palm Springs, California, Community Redevelopment Agency,        1,500,000
                 Certificate of Participation, 3.45%, 09/06/96
    160,000    Richmond, California, Joint Powers Financing Authority,            160,000
                 Port Term Lease, 3.70%, 09/03/96
               San Bernardino County, California,
  1,000,000      Certificates of Participation, County Center Refinancing       1,000,000
                   Project, 3.30%, 09/06/96
    100,000      IDA, Aqua-Service, 3.40%, 09/06/96                               100,000
    300,000    San Diego, California, IDA, Kaiser Aerospace & Electric,           300,000
                 3.70%, 09/06/96
  1,000,000    Santa Ana, California, Union School District, Certificate        1,000,000
                 of Participation, 3.40%, 09/06/96
    300,000    Santa Clara, California, Electric Revenue, Ser. B, 3.30%,          300,000
                 09/06/96
    600,000    Three Valleys Municipal, Water District, Miramar Water             600,000
                 Treatment, 3.55%, 09/06/96
     ------------------------------------------------------------------------------------
               TOTAL FLOATING RATE DEMAND NOTES                                27,655,000
               (COST $27,655,000)
     ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS August 31, 1996 (continued)

 Principal
  Amount       Issuer                                                           Value
------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 4.7%
     ------------------------------------------------------------------------------------
$ 2,000,000    Long Beach California Habor, Commercial Paper Notes, 3.40%,   $  2,000,000
                 09/12/96 (COST $2,000,000)
     ------------------------------------------------------------------------------------
<Capton>
MONEY MARKET FUND -- 1.8%
     ------------------------------------------------------------------------------------
    785,181    Provident California Money Market Fund                             785,181
                 (COST $785,181)
     ------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.4%                                    $ 42,554,787
               (COST $42,554,787)**
     ------------------------------------------------------------------------------------

#        =    Security may only be sold to qualified institutional buyers.
**       =    The cost of securities is substantially the same for federal income tax purposes.
BAN      =    Bond Anticipation Note
COP      =    Certificates of Participation
CP       =    Commercial Paper
FFCB     =    Federal Farm Credit Bank
FHLB     =    Federal Home Loan Bank
FHLMC    =    Federal Home Loan Mortgage Corp.
FNMA     =    Federal National Mortgage Association
FRN      =    Floating Rate Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1996.
FRB      =    Floating Rate Bond: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1996.
FRDN     =    Floating Rate Demand Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at August 31, 1996.
GNMA     =    Government National Mortgage Association
GO       =    General Obligation
ID       =    Industrial Development
IDA      =    Industrial Development Authority
IDB      =    Industrial Development Bond
IDC      =    Industrial Development Corp.
IDR      =    Industrial Development Revenue
IO       =    Interest Only
IRB      =    Industrial Revenue Bond
LOC      =    Letter of Credit
MBS      =    Mortgage Backed Securities
MTN      =    Medium Term Note
PCC      =    Pollution Control Corp.
PCFA     =    Pollution Control Financing Authority
PCR      =    Pollution Control Revenue
REMIC    =    Real Estate Mortgage Investment Conduit
Rev.     =    Revenue Bond
TAN      =    Tax Anticipation Note
TAW      =    Tax Anticipation Warrant
TRAN     =    Tax & Revenue Anticipation Note

                       See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES August 31, 1996
--------------------------------------------------------------------------------

                                                     Vista
                                                   100% U.S.
                                                    Treasury           Vista            Vista
                                                   Securities     U.S. Government   Treasury Plus
                                                  Money Market     Money Market      Money Market
                                                      Fund             Fund              Fund
                                                 --------------   ---------------   --------------
ASSETS:
 Investment securities, at value (Note 1)....... $1,964,313,840   $4,032,892,688    $1,982,985,887
 Cash...........................................          3,940               --        11,945,202
 Other assets...................................        111,304          250,258           113,971
 Receivables:
   Investment securities sold...................    992,608,902               --       199,594,389
   Interest.....................................     14,919,266       19,604,595         9,841,974
   Fund shares sold.............................          2,943       21,595,684           166,381
   Expense reimbursement from Distributor.......          2,019               --                --
                                                 --------------   --------------    --------------
       Total Assets.............................  2,971,962,214    4,074,343,225     2,204,647,804
                                                 --------------   --------------    --------------
LIABILITIES:
 Payable for investment securities purchased....  1,297,465,083               --       498,994,722
 Payable for Fund shares redeemed...............         43,724       21,443,042        24,773,480
 Payable to custodian...........................             --        2,156,188                --
 Dividends payable..............................      1,391,350        7,793,572         2,938,753
 Other liabilities..............................         63,572               --            72,701
 Accrued liabilities: (Note 2)
   Administration fees..........................        141,967          341,628           145,872
   Distribution fees............................        141,560          243,223           123,843
   Investment advisory fees.....................        141,967          342,956           145,871
   Shareholder/Fund servicing fees..............        311,485          529,489           296,888
   Custody fees.................................         57,609          116,120            65,482
   Other........................................        372,865          926,435           382,887
                                                 --------------   --------------    --------------
       Total Liabilities........................  1,300,131,182       33,892,653       527,940,499
                                                 --------------   --------------    --------------
NET ASSETS:
 Paid in capital................................  1,671,540,583    4,040,447,969     1,676,778,058
 Accumulated undistributed net investment
   income.......................................             (6)              --            13,753
 Accumulated net realized gain (loss) on
   investment transactions......................        290,455            2,603           (84,506)
                                                 --------------   --------------    --------------
   Net Assets................................... $1,671,831,032   $4,040,450,572    $1,676,707,305
                                                 ==============   ==============    ==============
Shares of beneficial interest outstanding
 ($.001 par value; unlimited number of shares
 authorized):
     Vista Shares...............................  1,671,390,980    2,057,122,195     1,382,344,606
     Premier Shares.............................        226,950      801,664,539       106,025,250
     Institutional Shares.......................            212    1,181,761,985       188,506,170
     B Shares...................................
Net asset value, offering and redemption price
 per share, all classes (net assets/shares).....          $1.00            $1.00             $1.00
                                                 ==============   ==============    ==============
Cost of investments............................. $1,964,313,840   $4,032,892,688    $1,982,985,887
                                                 ==============   ==============    ==============

                       See notes to financial statements.

--------------------------------------------------------------------------------

                                                    Vista            Vista             Vista
                                                   Federal      Cash Management        Prime
                                                 Money Market    Money Market      Money Market
                                                     Fund            Fund              Fund
                                                 ------------   ---------------   ---------------
ASSETS:
 Investment securities, at value (Note 1)....... $736,827,216   $2,691,712,457    $ 1,155,845,923
 Cash...........................................          --        45,207,897              1,384
 Other assets...................................      45,615           148,626             76,644
 Receivables:
   Investment securities sold...................          --                --                 --
   Interest.....................................   5,090,696        16,214,127          6,994,772
   Fund shares sold.............................   3,651,443           691,525            653,270
   Expense reimbursement from Distributor.......          --                --                 --
                                                 ------------   --------------     --------------
       Total Assets............................. 745,614,970     2,753,974,632      1,163,571,993
                                                 ------------   --------------     --------------
LIABILITIES:
 Payable for investment securities purchased....          --        34,459,296                 --
 Payable for Fund shares redeemed...............     402,877         3,358,048             75,780
 Payable to custodian...........................     728,564                --                 --
 Dividends payable..............................     802,582         2,917,129          3,765,727
 Other liabilities..............................          --           108,960                 --
 Accrued liabilities: (Note 2)
   Administration fees..........................      62,444           232,842            109,590
   Distribution fees............................      37,827                --             10,240
   Investment advisory fees.....................      62,444           232,840            109,589
   Shareholder/Fund servicing fees..............      96,014           506,037             63,064
   Custody fees.................................      33,866            79,195             48,075
   Other........................................     385,465           564,110            443,206
                                                 ------------   --------------     --------------
       Total Liabilities........................   2,612,083        42,458,457          4,625,271
                                                 ------------   --------------     --------------
NET ASSETS:
 Paid in capital................................ 742,959,020     2,711,409,891      1,158,946,722
 Accumulated undistributed net investment
   income.......................................          --                --                 --
 Accumulated net realized gain (loss) on
   investment transactions......................      43,867           106,284                 --
                                                 ------------   --------------     --------------
   Net Assets................................... $743,002,887   $2,711,516,175    $ 1,158,946,722
                                                 ============   ==============     ==============
Shares of beneficial interest outstanding
 ($.001 par value; unlimited number of shares
 authorized):
     Vista Shares............................... 352,921,661     1,621,253,582
     Premier Shares............................. 248,744,348       433,247,394        418,675,425
     Institutional Shares....................... 141,293,011       657,019,492        724,602,674
     B Shares...................................                                       15,668,623
Net asset value, offering and redemption price
 per share, all classes (net assets/shares).....       $1.00             $1.00              $1.00
                                                 ============   ==============     ==============
Cost of investments............................. $736,827,216   $2,691,712,457    $ 1,155,845,923
                                                 ============   ==============     ==============

                       See notes to financial statements.

--------------------------------------------------------------------------------

                                                                       Vista          Vista
                                                        Vista         New York      California
                                                       Tax Free       Tax Free       Tax Free
                                                     Money Market   Money Market   Money Market
                                                         Fund           Fund           Fund
                                                     ------------   ------------   ------------
ASSETS:
 Investment securities, at value (Note 1)........... $874,138,030   $886,556,757   $42,554,787
 Cash...............................................       11,632         51,542         81,367
 Other assets.......................................       60,593         68,202          5,376
 Receivables:
   Investment securities sold.......................           --             --             --
   Interest.........................................    5,243,655      5,239,659        328,148
   Fund shares sold.................................    3,949,520        517,312             --
   Expense reimbursement from Distributor...........           --             --             --
                                                     ------------   ------------   ------------
       Total Assets.................................  883,403,430    892,433,472     42,969,678
                                                     ------------   ------------   ------------
LIABILITIES:
 Payable for investment securities purchased........   12,980,599             --             --
 Payable for Fund shares redeemed...................      456,417        207,571             --
 Payable to custodian...............................           --             --             --
 Dividends payable..................................    1,426,162      1,166,679         46,565
 Other liabilities..................................       65,744          1,387             --
 Accrued liabilities: (Note 2)
   Administration fees..............................       72,312         75,044          3,764
   Distribution fees................................       47,513         75,045          3,764
   Investment advisory fees.........................       72,677         75,134          1,129
   Shareholder/Fund servicing fees..................      131,766        157,593          5,646
   Custody fees.....................................       42,320         23,520          8,639
   Other............................................      236,770        238,021         81,618
                                                     ------------   ------------   ------------
       Total Liabilities............................   15,532,280      2,019,994        151,125
                                                     ------------   ------------   ------------
NET ASSETS:
 Paid in capital....................................  867,898,816    890,318,046     42,824,939
 Accumulated undistributed net investment
   income...........................................       43,539         83,638          9,908
 Accumulated net realized gain (loss) on
   investment transactions..........................      (71,205)        11,794        (16,294)
                                                     ------------   ------------   ------------
   Net Assets....................................... $867,871,150   $890,413,478   $42,818,553
                                                     ============   ============   ============
Shares of beneficial interest outstanding
 ($.001 par value; unlimited number of shares
 authorized):
     Vista Shares...................................  574,515,460    890,493,915     42,823,724
     Premier Shares.................................  145,208,072
     Institutional Shares...........................  148,540,858
     B Shares.......................................
Net asset value, offering and redemption price per
 share, all classes (net assets/shares).............        $1.00          $1.00          $1.00
                                                     ============   ============   ============
Cost of investments................................. $874,138,030   $886,556,757   $42,554,787
                                                     ============   ============   ============

                       See notes to financial statements.

STATEMENT OF OPERATIONS For the year ended August 31, 1996
--------------------------------------------------------------------------------

                                                      Vista
                                                    100% U.S.                          Vista
                                                     Treasury          Vista          Treasury
                                                    Securities    U.S. Government       Plus
                                                   Money Market    Money Market     Money Market
                                                      Fund*            Fund             Fund
                                                   ------------   ---------------   ------------
INTEREST INCOME: (Note 1C)........................ $61,546,348     $ 164,074,476    $35,058,699
                                                   -----------      ------------    -----------
EXPENSES: (Note 2)
 Shareholder/Fund servicing fees:
   Vista Shares...................................   4,161,761         3,193,687      1,747,171
   Premier Shares.................................         126         2,336,485        172,057
   B Shares.......................................          --                --             --
 Distribution fees:
   Vista Shares...................................     530,117           912,482        499,192
   Premier Shares.................................          --         1,087,140             --
   B Shares.......................................          --                --             --
 Administration fees..............................     741,264         1,479,655        332,778
 Investment advisory fees.........................   1,518,404         2,959,311        665,556
 Sub-administration fees..........................     265,361         1,479,655        332,778
 Custodian fees...................................     235,508           563,233        188,791
 Interest Expense.................................          --                --             --
 Printing and postage.............................      17,982            35,234         11,552
 Professional fees................................      69,903           137,855         46,948
 Registration costs...............................     148,538           402,051         67,175
 Transfer agent fees:
   Vista Shares...................................     283,573           355,766        162,317
   Premier Shares.................................       1,030           186,564         44,490
   Institutional Shares...........................       1,124           114,577         31,958
   B Shares.......................................          --                --             --
 Trustees fees and expenses.......................      57,204           225,317         59,857
 Other............................................      67,622           162,709        114,240
                                                   -----------      ------------    -----------
       Total expenses.............................   8,099,517        15,631,721      4,476,860
 Less amounts waived (Note 2F)....................   1,001,498         1,193,586        865,330
 Less expenses borne by Distributor...............       2,018                --             --
                                                   -----------      ------------    -----------
   Net expenses...................................   7,096,001        14,438,135      3,611,530
                                                   -----------      ------------    -----------
   Net investment income..........................  54,450,347       149,636,341     31,447,169
                                                   -----------      ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investment
   transactions...................................     317,081             3,546        (84,507)
                                                   -----------      ------------    -----------
 Net increase in net assets from operations....... $54,767,428     $ 149,639,887    $31,362,662
                                                   ===========      ============    ===========

------------------
* In 1996 the fund changed its fiscal year end from November 30 to August 31. The period shown is December 1, 1995 through August 31, 1996.

                       See notes to financial statements.

--------------------------------------------------------------------------------

                                                     Vista            Vista           Vista
                                                    Federal      Cash Management      Prime
                                                  Money Market    Money Market     Money Market
                                                      Fund            Fund*            Fund
                                                  ------------   ---------------   ------------
INTEREST INCOME: (Note 1C)....................... $32,401,854      $80,017,077     $61,684,144
                                                  -----------      -----------     -----------
EXPENSES: (Note 2)
 Shareholder/Fund servicing fees:
   Vista Shares..................................     880,856        4,086,512              --
   Premier Shares................................     455,489          368,896         910,639
   B Shares......................................          --               --          25,702
 Distribution fees:
   Vista Shares..................................     251,673               --              --
   Premier Shares................................          --               --              --
   B Shares......................................          --               --          65,891
 Administration fees.............................     295,156          872,983         550,477
 Investment advisory fees........................     590,313        1,781,610       1,100,953
 Sub-administration fees.........................     295,156          402,255         550,477
 Custodian fees..................................     186,428          268,638         255,532
 Interest Expense................................          --               --           7,741
 Printing and postage............................      22,959           13,536          10,572
 Professional fees...............................      43,453           43,624          59,629
 Registration costs..............................      98,811          129,284         229,513
 Transfer agent fees:
   Vista Shares..................................     520,316          186,634              --
   Premier Shares................................      53,170           44,268         108,326
   Institutional Shares..........................      30,897           14,078          54,823
   B Shares......................................          --               --          46,264
 Trustees fees and expenses......................      43,439           92,045          80,807
 Other...........................................      50,122          114,935          60,224
                                                  -----------      -----------     -----------
       Total expenses............................   3,818,238        8,419,298       4,117,570
 Less amounts waived (Note 2F)...................     626,487          377,552         324,499
 Less expenses borne by Distributor..............          --               --          10,674
                                                  -----------      -----------     -----------
   Net expenses..................................   3,191,751        8,041,746       3,782,397
                                                  -----------      -----------     -----------
   Net investment income.........................  29,210,103       71,975,331      57,901,747
                                                  -----------      -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investment
   transactions..................................      62,246            8,546           7,807
                                                  -----------      -----------     -----------
 Net increase in net assets from operations...... $29,272,349      $71,983,877     $57,909,554
                                                  ===========      ===========     ===========

------------------
* In 1996 the fund changed its fiscal year end from November 30 to August 31. The period shown is December 1, 1995 through August 31, 1996.

                       See notes to financial statements.

--------------------------------------------------------------------------------

                                                                       Vista          Vista
                                                        Vista         New York      California
                                                       Tax Free       Tax Free       Tax Free
                                                     Money Market   Money Market   Money Market
                                                         Fund           Fund           Fund
                                                     ------------   ------------   ------------
INTEREST INCOME: (Note 1C).......................... $21,803,188    $19,915,828     $1,742,785
                                                     -----------    -----------    -----------
EXPENSES: (Note 2)
 Shareholder/Fund servicing fees:
   Vista Shares.....................................   1,029,700      1,976,547        169,905
   Premier Shares...................................     465,133             --             --
   B Shares.........................................          --             --             --
 Distribution fees:
   Vista Shares.....................................     452,351        988,412         97,471
   Premier Shares...................................     219,460             --             --
   B Shares.........................................          --             --             --
 Administration fees................................     301,492        282,364         24,272
 Investment advisory fees...........................     602,984        564,728         48,544
 Sub-administration fees............................     301,492        282,364         24,272
 Custodian fees.....................................     221,648        181,195         39,030
 Interest Expense...................................          --             --             --
 Printing and postage...............................      10,744         14,544            334
 Professional fees..................................      35,089         49,483         26,961
 Registration costs.................................      55,034          1,716          7,008
 Transfer agent fees:
   Vista Shares.....................................      81,699        291,253         40,635
   Premier Shares...................................      68,168             --             --
   Institutional Shares.............................      52,702             --             --
   B Shares.........................................          --             --             --
 Trustees fees and expenses.........................      46,757         43,984          3,452
 Other..............................................      52,051         31,411         10,640
                                                     -----------    -----------    -----------
       Total expenses...............................   3,996,504      4,708,001        492,524
 Less amounts waived (Note 2F)......................     565,772        557,131        221,089
 Less expenses borne by Distributor.................          --             --             --
                                                     -----------    -----------    -----------
   Net expenses.....................................   3,430,732      4,150,870        271,435
                                                     -----------    -----------    -----------
   Net investment income............................  18,372,456     15,764,958      1,471,350
                                                     -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investment
   transactions.....................................     (29,426)        11,794           (652)
                                                     -----------    -----------    -----------
 Net increase in net assets from operations......... $18,343,030    $15,776,752     $1,470,698
                                                     ===========    ===========    ===========

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Vista
                                                                       100% U.S.                           Vista
                                                                  Treasury Securities                 U.S. Government
                                                                   Money Market Fund                 Money Market Fund
                                                            -------------------------------   -------------------------------
                                                               12/1/95          12/1/94            Year             Year
                                                               Through          Through           Ended            Ended
                                                               8/31/96*         11/30/95         8/31/96          8/31/95
                                                            --------------   --------------   --------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income....................................  $   54,450,347   $   52,965,020   $  149,636,341   $   75,786,171
 Net realized gain (loss) on investment transactions......         317,081          286,897            3,546            1,453
                                                            --------------   --------------   --------------   --------------
   Increase in net assets from operations.................      54,767,428       53,251,917      149,639,887       75,787,624
                                                            --------------   --------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Vista Shares...........................................     (54,422,678)     (52,965,020)     (44,095,024)     (16,090,845)
   Premier Shares.........................................          (2,276)              --      (54,756,525)     (35,766,824)
   Institutional Shares...................................         (25,400)              --      (50,784,792)     (23,928,502)
   B Shares...............................................              --               --               --               --
 Net realized gain on investment transactions:
   Vista Shares...........................................         (90,037)        (287,803)            (385)             (18)
   Premier Shares.........................................              --               --           (1,125)             (32)
   Institutional Shares...................................              --               --             (886)             (20)
   B Shares...............................................              --               --               --               --
                                                            --------------   --------------   --------------   --------------
       Total dividends and distributions..................     (54,540,391)     (53,252,823)    (149,638,737)     (75,786,241)
                                                            --------------   --------------   --------------   --------------
Increase (decrease) from capital share transactions.......     334,055,174      313,424,549    2,469,421,386      476,852,416
                                                            --------------   --------------   --------------   --------------
   Total increase (decrease)..............................     334,282,211      313,423,643    2,469,422,536      476,853,799
NET ASSETS:
 Beginning of period......................................   1,337,548,821    1,024,125,178    1,571,028,036    1,094,174,237
                                                            --------------   --------------   --------------   --------------
 End of period............................................  $1,671,831,032   $1,337,548,821   $4,040,450,572   $1,571,028,036
                                                            ==============   ==============   ==============   ==============


                                                                        Vista
                                                                    Treasury Plus
                                                                  Money Market Fund
                                                            -----------------------------
                                                                 Year            Year
                                                                Ended           Ended
                                                               8/31/96         8/31/95
                                                            --------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income....................................  $   31,447,169   $  1,181,888
 Net realized gain (loss) on investment transactions......         (84,507)         3,586
                                                            --------------    -----------
   Increase in net assets from operations.................      31,362,662      1,185,474
                                                            --------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Vista Shares...........................................     (31,353,233)      (156,234)
   Premier Shares.........................................              --     (1,025,655)
   Institutional Shares...................................              --             --
   B Shares...............................................              --             --
 Net realized gain on investment transactions:
   Vista Shares...........................................         (80,182)            --
   Premier Shares.........................................              --           (540)
   Institutional Shares...................................              --           (665)
   B Shares...............................................              --             --
                                                            --------------    -----------
       Total dividends and distributions..................     (31,433,415)    (1,183,094)
                                                            --------------    -----------
Increase (decrease) from capital share transactions.......   1,640,570,579     21,193,706
                                                            --------------    -----------
   Total increase (decrease)..............................   1,640,499,826     21,196,086
NET ASSETS:
 Beginning of period......................................      36,207,479     15,011,393
                                                            --------------    -----------
 End of period............................................  $1,676,707,305   $ 36,207,479
                                                            ==============    ===========

------------------
* In 1996 the fund changed its fiscal year end from November 30 to August 31. The period shown is December 1, 1995 through August 31, 1996.

                       See notes to financial statements.

--------------------------------------------------------------------------------

                                                                          Vista                            Vista
                                                                         Federal                      Cash Management
                                                                    Money Market Fund                Money Market Fund
                                                              -----------------------------   -------------------------------
                                                                  Year            Year           12/1/95          12/1/94
                                                                  Ended           Ended          Through          Through
                                                                 8/31/96         8/31/95         8/31/96*         11/30/95
                                                              -------------   -------------   --------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income......................................  $  29,210,103   $  20,667,434   $   71,975,331   $   61,709,929
 Net realized gain (loss) on investment transactions........         62,246          16,658            8,546           51,803
                                                               ------------    ------------   --------------   --------------
   Increase in net assets from operations...................     29,272,349      20,684,092       71,983,877       61,761,732
                                                               ------------    ------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Vista Shares.............................................    (12,054,574)     (7,330,996)     (57,350,304)     (61,709,929)
   Premier Shares...........................................    (10,347,406)     (5,814,303)      (7,270,693)              --
   Institutional Shares.....................................     (6,808,123)     (7,522,135)      (7,354,335)              --
   B Shares.................................................             --              --                                --
 Net realized gain on investment transactions:
   Vista Shares.............................................        (14,063)         (8,559)         (25,113)         (51,803)
   Premier Shares...........................................        (10,721)         (6,166)              --               --
   Institutional Shares.....................................         (6,304)         (9,992)              --               --
   B Shares.................................................             --              --               --               --
                                                               ------------    ------------   --------------   --------------
       Total dividends and distributions....................    (29,241,191)    (20,692,151)     (72,000,445)     (61,761,732)
                                                               ------------    ------------   --------------   --------------
Increase (decrease) from capital share transactions.........    277,469,712     272,423,306    1,077,039,651      644,448,396
                                                               ------------    ------------   --------------   --------------
   Total increase (decrease)................................    277,500,870     272,415,247    1,077,023,083      644,448,396
NET ASSETS:
 Beginning of period........................................    465,502,017     193,086,770    1,634,493,092      990,044,696
                                                               ------------    ------------   --------------   --------------
 End of period..............................................  $ 743,002,887   $ 465,502,017   $2,711,516,175   $1,634,493,092
                                                               ============    ============   ==============   ==============

                                                                          Vista
                                                                          Prime
                                                                    Money Market Fund
                                                              ------------------------------
                                                                   Year            Year
                                                                  Ended            Ended
                                                                 8/31/96          8/31/95
                                                              --------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income......................................  $   57,901,747   $  19,330,126
 Net realized gain (loss) on investment transactions........           7,807        (738,887)
                                                              --------------    ------------
   Increase in net assets from operations...................      57,909,554      18,591,239
                                                              --------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Vista Shares.............................................              --              --
   Premier Shares...........................................     (21,552,314)     (4,332,645)
   Institutional Shares.....................................     (35,985,057)    (14,821,689)
   B Shares.................................................        (365,568)       (174,601)
 Net realized gain on investment transactions:
   Vista Shares.............................................              --              --
   Premier Shares...........................................          (2,870)        (21,836)
   Institutional Shares.....................................          (4,713)        (36,058)
   B Shares.................................................            (100)           (705)
                                                              --------------    ------------
       Total dividends and distributions....................     (57,910,622)    (19,387,534)
                                                              --------------    ------------
Increase (decrease) from capital share transactions.........     905,690,709     121,387,507
                                                              --------------    ------------
   Total increase (decrease)................................     905,689,641     120,591,212
NET ASSETS:
 Beginning of period........................................     253,257,081     132,665,869
                                                              --------------    ------------
 End of period..............................................  $1,158,946,722   $ 253,257,081
                                                              ==============    ============

------------------
* In 1996 the fund changed its fiscal year end from November 30 to August 31. The period shown is December 1, 1995 through August 31, 1996.

                       See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                                                 Vista
                                                                                 Vista                         New York
                                                                               Tax Free                        Tax Free
                                                                           Money Market Fund               Money Market Fund
                                                                     -----------------------------   -----------------------------
                                                                         Year            Year            Year            Year
                                                                         Ended           Ended           Ended           Ended
                                                                        8/31/96         8/31/95         8/31/96         8/31/95
                                                                     -------------   -------------   -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income.............................................  $  18,372,456   $  14,063,223   $  15,764,958   $  10,839,168
 Net realized gain (loss) on investment transactions...............        (29,426)        (31,361)         11,794           6,756
                                                                      ------------    ------------    ------------    ------------
   Increase in net assets from operations..........................     18,343,030      14,031,862      15,776,752      10,845,924
                                                                      ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Vista Shares....................................................     (8,489,379)     (4,345,140)    (15,770,908)    (10,839,168)
   Premier Shares..................................................     (5,037,903)     (5,530,814)             --              --
   Institutional Shares............................................     (4,809,132)     (4,183,445)             --              --
   B Shares........................................................             --              --              --              --
 Net realized gain on investment transactions:
   Vista Shares....................................................             --              --         (18,550)             --
   Premier Shares..................................................             --              --              --              --
   Institutional Shares............................................             --              --              --              --
   B Shares........................................................             --              --              --              --
                                                                      ------------    ------------    ------------    ------------
       Total dividends and distributions...........................    (18,336,414)    (14,059,399)    (15,789,458)    (10,839,168)
                                                                      ------------    ------------    ------------    ------------
Increase (decrease) from capital share transactions................    444,019,822     (37,476,155)    512,026,166      12,723,892
                                                                      ------------    ------------    ------------    ------------
   Total increase (decrease).......................................    444,026,438     (37,503,692)    512,013,460      12,730,648
NET ASSETS:
 Beginning of period...............................................    423,844,712     461,348,404     378,400,018     365,669,370
                                                                      ------------    ------------    ------------    ------------
 End of period.....................................................  $ 867,871,150   $ 423,844,712   $ 890,413,478   $ 378,400,018
                                                                      ============    ============    ============    ============

                                                                                Vista
                                                                              California
                                                                               Tax Free
                                                                          Money Market Fund
                                                                     ----------------------------
                                                                         Year            Year
                                                                         Ended          Ended
                                                                        8/31/96        8/31/95
                                                                     -------------   ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income.............................................  $   1,471,350   $  1,817,271
 Net realized gain (loss) on investment transactions...............           (652)        (8,932)
                                                                      ------------   ------------
   Increase in net assets from operations..........................      1,470,698      1,808,339
                                                                      ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Vista Shares....................................................     (1,461,441)    (1,817,271)
   Premier Shares..................................................             --             --
   Institutional Shares............................................             --             --
   B Shares........................................................             --             --
 Net realized gain on investment transactions:
   Vista Shares....................................................             --             --
   Premier Shares..................................................             --             --
   Institutional Shares............................................             --             --
   B Shares........................................................             --             --
                                                                      ------------   ------------
       Total dividends and distributions...........................     (1,461,441)    (1,817,271)
                                                                      ------------   ------------
Increase (decrease) from capital share transactions................    (15,505,296)    (6,099,746)
                                                                      ------------   ------------
   Total increase (decrease).......................................    (15,496,039)    (6,108,678)
NET ASSETS:
 Beginning of period...............................................     58,314,592     64,423,270
                                                                      ------------   ------------
 End of period.....................................................  $  42,818,553   $ 58,314,592
                                                                      ============   ============

                       See notes to financial statements.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -- Mutual Fund Trust ("MFT") (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Vista 100% U.S. Treasury Securities Money Market Fund ("USTSMM"), Vista U.S. Government Money Market Fund ("USGMM"), Vista Treasury Plus Money Market Fund ("TPMM"), Vista Federal Money Market Fund ("FMM"), Vista Cash Management Money Market Fund ("CMMM"), Vista Prime Money Market Fund ("PMM"), Vista Tax Free Money Market Fund ("TFMM"), Vista New York Tax Free Money Market Fund ("NYTFMM") and Vista California Tax Free Money Market Fund ("CATFMM") are separate portfolios of MFT. Collectively all nine of these funds are referred to as "Money Market Funds" or individually as the "Fund", while TFMM, NYTFMM and CATFMM are collectively referred to as the "Tax Free Funds".

The funds offer various classes of shares as follows:

                       Fund                                     Classes Offered
--------------------------------------------------    -----------------------------------
USTSMM............................................    Vista, Premier**, Institutional**
USGMM.............................................    Vista, Premier, Institutional
TPMM..............................................    Vista*, Premier, Institutional
FMM...............................................    Vista, Premier, Institutional
CMMM..............................................    Vista, Premier*, Institutional*
PMM...............................................    Premier, Institutional, B Shares
TFMM..............................................    Vista, Premier, Institutional
NYTFMM............................................    Vista
CATFMM............................................    Vista

---------------
 * Commenced May 6, 1996.
** Commenced June 3, 1996.

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution, shareholder servicing and fund servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Funds:

    A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

    B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities. The Trust's use of the proceeds of the reverse repurchase agreement may also effectively be restricted pending such decision.

    At August 31, 1996, there were no open reverse repurchase agreements.

    C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. In the case of USTSMM, USGMM, TPMM, FMM, PMM and CMMM, interest income consists of coupon interest

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

    accrued and amortization of premium and discount earned. In the case of TFMM, NYTFMM and CATFMM, interest income consists of coupon interest accrued less the amortization of any premiums on the investments of the Funds.

    D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of a Fund's distributable net income, including net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    E. Distributions to shareholders -- Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or re-invested monthly in each respective Fund's shares on the payable dates. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition "temporary differences"), such amounts are reclassified within the capital accounts based on their federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

    F. Income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund. The Advisor voluntarily waived all or a portion of its fees as outlined in Note 2.F. below.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than the Vista Cash Management Money Market Fund and the Vista Tax Fee Money Market Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

    Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Vista Cash Management Money Market Fund and the Vista Tax Free Money Market Fund pursuant to a Sub-Investment Advisory Agreement between Chase and TCB. TCB is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

    B. Shareholder and Fund servicing fees -- The Trust, on May 6, 1996, adopted new Administrative Service Plans which, among other things, provide that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee determined by a formula based upon the average number of accounts serviced and the number of transactions processed by such Shareholder Servicing Agent during the period for which payment is being made and any out-of-pocket expenses incurred (see Note 2.D. for fee schedule).

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

    Prior to May 6, 1996, the Administrative Service Plans also provided for Fund Servicing Agents. For its services, the Fund Servicing Agent was paid a fee which accrued daily and paid monthly at an annual rate equal to 0.10% for each of the Vista Shares and Premier Shares. No Fund Servicing fee was paid for the Institutional Shares.

    Since inception of the Trust, (except as described below) Chase and certain of its affiliates have been the only Shareholder Servicing Agents. Certain Premier Shareholders of the CMMM and FMM entered into a Shareholder Servicing arrangement with Capital Network Services while certain Vista Shareholders of FMM entered into a Shareholder Servicing arrangement with Signet Financial Group. Chase's Shareholder Servicing charges amounted to $549,609 and $4,280,425 for FMM and CMMM, respectively. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.F. below.

    C. Distribution and sub-administration fees -- Pursuant to the Distribution and Sub-administration Agreements, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

    As of May 6, 1996, the Trustees have adopted revised plans of distribution under the 1940 Act for the Premier Shares of USGMM (the "Premier Plan"), for the Vista Shares (the "Vista Plan") except for CMMM, and for the B Shares of the PMM (the "B Plan"). There are no distribution plans for the Institutional Shares. The Premier, Vista and B Shares Plans pay the Distributor a distribution fee based upon each Fund's average daily net assets for its services in connection with the distribution of each of the respective Fund's shares (see Note 2.D. for fee schedule).

    Prior to May 6, 1996, the Trust was also permitted to pay the Distributor under each Plan an additional amount of 0.05% of the respective Tax Free Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred in connection with the sale of shares of the Tax Free Funds. The Distributor voluntarily waived all or a portion of its fees as outlined in Note 2.F. below.

    D.   Annualized distribution and shareholder servicing fees --

                                                   Shareholder
                                                 Servicing Fee*     Distribution Fee*
                                                -----------------   -----------------
                                                9/1/95    5/6/96    9/1/95    5/6/96
                                                Through   Through   Through   Through
                    Fund Class                  5/5/96    8/31/96   5/5/96    8/31/96
                                                -------   -------   -------   -------
    USTSMM
      Vista...................................  0.35%      0.35%    0.10%      0.10%
      Premier.................................   (1)       0.25%     (1)       N/P
      Institutional...........................   (1)       N/P       (1)       N/P
    USGMM
      Vista...................................   0.25%     0.35%     0.10%     0.10%
      Premier.................................   0.10%     0.25%     0.10%     0.10%
      Institutional...........................   N/P       N/P       N/P       N/P
    TPMM
      Vista...................................   (1)       0.35%     (1)       0.10%
      Premier.................................   0.10%     0.25%     N/P       N/P
      Institutional...........................   N/P       N/P       N/P       N/P
    FMM
      Vista...................................   0.25%     0.35%     0.10%     0.10%
      Premier.................................   0.10%     0.25%     N/P       N/P
      Institutional...........................   N/P       N/P       N/P       N/P

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                                   Shareholder
                                                 Servicing Fee*     Distribution Fee*
                                                -----------------   -----------------
                                                9/1/95    5/6/96    9/1/95    5/6/96
                                                Through   Through   Through   Through
                    Fund Class                  5/5/96    8/31/96   5/5/96    8/31/96
                                                -------   -------   -------   -------
    CMMM
      Vista...................................   0.35%     0.35%     0.10%      N/P
      Premier.................................   (1)       0.25%     (1)       N/P
      Institutional...........................   (1)       N/P       (1)       N/P
    PMM
      B Shares................................   0.25%     0.25%     0.75%     0.75%
      Premier.................................   0.10%     0.25%     N/P       N/P
      Institutional...........................   N/P       N/P       N/P       N/P
    TFMM
      Vista...................................   0.25%     0.35%     0.20%     0.10%
      Premier.................................   0.20%     0.25%     0.15%     N/P
      Institutional...........................   N/P       N/P       N/P       N/P
    NYTFMM
      Vista...................................   0.25%     0.35%     0.20%     0.10%
    CATFMM
      Vista...................................   0.25%     0.35%     0.20%     0.10%

    -------------------

    (1)       New class.
    N/P   =   No plan exists for class of shares.
    *     =   All fees are accrued daily, on the average daily net assets, at the annual rate indicated.

    E. Administration fee -- Pursuant to the Administration Agreements, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed at the annual rate equal to 0.05% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of its administration fees as outlined in Note 2.F. below.

    F. Waivers of fees -- For the period ended August 31, 1996, the Adviser, Shareholder and Fund Servicing Agents, Administrator, Sub-Administrator and Distributor voluntarily waived fees for each of the Funds as follows:

                                             USTSMM         USGMM        TPMM        FMM        CMMM
                                           -----------   -----------   ---------   --------   --------
      Administration.....................           --            --   $  49,071         --         --
      Advisory...........................  $   197,536            --      65,952         --   $195,420
      Distribution.......................           --            --          --         --         --
      Shareholder Servicing/Fund
       Servicing.........................      803,962   $ 1,193,586     733,426   $626,487    182,132
      Sub-Administration.................           --            --      16,881         --         --
                                           -----------   -----------   ---------   --------   --------
                                           $ 1,001,498   $ 1,193,586   $ 865,330   $626,487   $377,552
                                           ===========   ===========   =========   ========   ========

                                               PMM          TFMM        NYTFMM      CATFMM
                                           -----------   -----------   ---------   --------
      Administration.....................  $    33,604            --          --   $ 15,097
      Advisory...........................       50,805            --          --     37,587
      Distribution.......................           --   $   162,447   $ 141,228     16,309
      Shareholder Servicing/Fund
       Servicing.........................      240,090       403,325     415,903    152,096
      Sub-Administration.................           --            --          --         --
                                           -----------   -----------   ---------   --------
                                           $   324,499   $   565,772   $ 557,131   $221,089
                                           ===========   ===========   =========   ========

    In addition, the Distributor assumed $2,018 and $10,674 of expenses for USTSMM and PMM, respectively.

    G. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

    In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

3. FEDERAL INCOME TAX MATTERS -- At August 31, 1996, Tax Free Money Market Fund, New York Tax Free Money Market Fund, California Tax Free Money Market Fund and Prime Money Market Fund had net capital loss carryovers of approximately $386,000, $50,000, $16,000 and $11,000, respectively. Such losses will be available to offset future capital gains and will expire between August 31, 2001 and 2004. During the fiscal year ended August 31, 1996, NYTFMM, PMM and TPMM utilized capital loss carryovers of approximately $12,000, $8,000 and $85,000 respectively. To the extent that any net capital losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

4.   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                            Vista 100% U.S. Treasury Securities Money Market Fund
                     --------------------------------------------------------------------
                                                 Vista Class
                     --------------------------------------------------------------------
                        12/1/95 Through 08/31/96*          Year Ended November 30, 1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 7,409,194,967    7,409,194,967    $ 8,315,731,409    8,315,731,409
Shares issued in
  reinvestment of
  distributions.....      40,320,411       40,320,411         38,827,021       38,827,021
Shares redeemed.....  (7,115,687,366)  (7,115,687,366)    (8,041,133,881)  (8,041,133,881)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   333,828,012      333,828,012    $   313,424,549      313,424,549
                     ===============   ==============    ===============   ==============

                              Premier Class                    Institutional Class
                     --------------------------------    --------------------------------
                         6/3/96 Through 8/30/96**            6/3/96 Through 8/30/96**
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $       491,675          491,675    $    22,275,210       22,275,210
Shares issued in
  reinvestment of
  distributions.....           2,269            2,269              2,557            2,557
Shares redeemed.....        (266,994)        (266,994)       (22,277,555)     (22,277,555)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $       226,950          226,950    $           212              212
                     ===============   ==============    ===============   ==============

---------------
 * In 1996, the USTSMM changed its fiscal year end from November 30 to August
31.
** Commencement of offering of class of shares.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                    Vista U.S. Government Money Market Fund
                      -------------------------------------------------------------------
                                                  Vista Class
                      -------------------------------------------------------------------
                                            Years Ended August 31,
                      -------------------------------------------------------------------
                                   1996                                1995
                      -------------------------------    --------------------------------
                          Amount           Shares            Amount            Shares
                      --------------   --------------    ---------------   --------------
Shares sold.......... $6,258,795,986    6,258,795,986    $ 1,446,031,222    1,446,031,222
Shares issued in
  reinvestment of
  distributions......     18,755,086       18,755,086          3,098,126        3,098,126
Shares redeemed...... (6,113,103,556)  (6,113,103,556)    (1,443,158,892)  (1,443,158,892)
Shares acquired from
  Hanover............  1,551,238,481    1,551,339,231
                      --------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding........ $1,715,685,997    1,715,786,747    $     5,970,456        5,970,456
                      ==============   ==============    ===============   ==============

                                                Premier Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 6,630,692,269    6,630,692,269    $ 4,409,929,013    4,409,929,013
Shares issued in
  reinvestment of
  distributions.....      33,440,739       33,440,739         27,880,195       27,880,195
Shares redeemed.....  (6,626,077,145)  (6,626,077,145)    (4,220,199,300)  (4,220,199,300)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    38,055,863       38,055,863    $   217,609,908      217,609,908
                     ===============   ==============    ===============   ==============

                                             Institutional Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 8,395,036,076    8,395,036,076    $ 3,373,764,277    3,373,764,277
Shares issued in
  reinvestment of
  distributions.....      21,171,054       21,171,054         14,535,485       14,535,485
Shares redeemed.....  (7,700,527,604)  (7,700,527,604)    (3,135,027,710)  (3,135,027,710)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   715,679,526      715,679,526    $   253,272,052      253,272,052
                     ===============   ==============    ===============   ==============

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                     Vista Treasury Plus Money Market Fund
                      -------------------------------------------------------------------
                                Vista Class
                      --------------------------------
                          5/6/96 Through 8/30/96*
                      --------------------------------
                          Amount            Shares
                      ---------------   --------------
Shares sold.......... $ 4,725,630,526    4,725,630,526
Shares issued in
  reinvestment of
  distributions......      13,439,801       13,439,801
Shares redeemed......  (5,015,161,240)  (5,015,161,240)
Hanover acquisition..   1,658,337,551    1,658,435,519
                      ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding........ $ 1,382,246,638    1,382,344,606
                      ===============   ==============

                                                Premier Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $   529,748,921      529,748,921    $    48,322,661       48,322,661
Shares issued in
  reinvestment of
  distributions.....         745,012          745,012            126,708          126,708
Shares redeemed.....    (443,040,963)    (443,040,963)       (29,912,841)     (29,912,841)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    87,452,970       87,452,970    $    18,536,528       18,536,528
                     ===============   ==============    ===============   ==============

                                             Institutional Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 1,690,470,986    1,690,470,986    $   263,199,315      263,199,315
Shares issued in
  reinvestment of
  distributions.....       1,414,045        1,414,045            803,526          803,526
Shares redeemed.....  (1,521,014,060)  (1,521,014,060)      (261,345,663)    (261,345,663)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   170,870,971      170,870,971    $     2,657,178        2,657,178
                     ===============   ==============    ===============   ==============

---------------
* Commencement of offering of class of shares.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                       Vista Federal Money Market Fund
                     --------------------------------------------------------------------
                                                 Vista Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $   543,789,208      543,789,208    $   543,870,213      543,870,213
Shares issued in
  reinvestment of
  distributions.....       8,492,776        8,492,776          4,634,727        4,634,727
Shares redeemed.....    (402,761,910)    (402,761,910)      (365,056,773)    (365,056,773)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   149,520,074      149,520,074    $   183,448,167      183,448,167
                     ===============   ==============    ===============   ==============

                                                Premier Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $   449,345,979      449,345,979    $   389,623,904      389,623,904
Shares issued in
  reinvestment of
  distributions.....      10,216,010       10,216,010          5,612,061        5,612,061
Shares redeemed.....    (359,327,225)    (359,327,225)      (302,489,606)    (302,489,606)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   100,234,764      100,234,764    $    92,746,359       92,746,359
                     ===============   ==============    ===============   ==============

                                             Institutional Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 1,125,386,751    1,125,386,751    $   470,447,975      470,447,975
Shares issued in
  reinvestment of
  distributions.....       1,206,644        1,206,644            555,818          555,818
Shares redeemed.....  (1,098,878,521)  (1,098,878,521)      (474,775,013)    (474,775,013)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    27,714,874       27,714,874    ($    3,771,220)      (3,771,220)
                     ===============   ==============    ===============   ==============

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                   Vista Cash Management Money Market Fund
                     --------------------------------------------------------------------
                                                 Vista Class
                     --------------------------------------------------------------------
                        12/1/95 Through 08/31/96*              Year ended 11/30/95
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 9,308,266,616    9,308,254,347    $10,290,191,626   10,290,191,626
Shares issued in
  reinvestment of
  distributions.....      37,220,903       37,220,903         36,322,846       36,322,846
Shares redeemed.....  (9,475,678,051)  (9,475,678,057)    (9,682,066,076)  (9,682,066,076)
Global Money Market
  Fund
  Acquisition.......     116,963,297      116,963,297          --                --
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... ($   13,227,235)     (13,239,510)   $   644,448,396      644,448,396
                     ===============   ==============    ===============   ==============

                              Premier Class                    Institutional Class
                     --------------------------------    --------------------------------
                         5/6/96 Through 8/31/96**            5/6/96 Through 8/31/96**
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $   686,911,897      686,911,897    $ 1,438,773,670    1,438,773,670
Shares issued in
  reinvestment of
  distributions.....       6,444,891        6,444,891          5,302,026        5,302,026
Shares redeemed.....    (714,261,726)    (714,261,726)    (1,134,258,632)  (1,134,258,632)
Global Money Market
  Fund
  Acquisition.......     454,152,332      454,152,332        347,202,428      347,202,428
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   433,247,394      433,247,394    $   657,019,492      657,019,492
                     ===============   ==============    ===============   ==============

---------------
 * In 1996, the CMMM changed its fiscal year end from November 30 to August 31. ** Commenced offering class of shares.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                        Vista Prime Money Market Fund
                     --------------------------------------------------------------------
                                                   B Shares
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $    35,409,443       35,409,443    $    18,163,377       18,163,377
Shares issued in
  reinvestment of
  distributions.....         320,115          320,115            160,412          160,412
Shares redeemed.....     (24,942,312)     (24,942,312)       (14,895,291)     (14,895,291)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    10,787,246       10,787,246    $     3,428,498        3,428,498
                     ===============   ==============    ===============   ==============

                                                Premier Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 3,175,395,904    3,175,395,904    $ 1,352,833,421    1,352,833,421
Shares issued in
  reinvestment of
  distributions.....       5,091,960        5,091,960          4,132,568        4,132,568
Shares redeemed.....  (2,824,488,570)  (2,824,488,570)    (1,367,449,851)  (1,367,449,851)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   355,999,294      355,999,294    ($   10,483,862)     (10,483,862)
                     ===============   ==============    ===============   ==============

                                             Institutional Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 9,553,681,410    9,553,681,410    $ 4,480,991,140    4,480,271,140
Shares issued in
  reinvestment of
  distributions.....      13,615,855       13,615,855         13,086,549       13,086,549
Shares redeemed.....  (9,028,393,096)  (9,028,393,096)    (4,365,634,818)  (4,365,634,818)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   538,904,169      538,904,169    $   128,442,871      127,722,871
                     ===============   ==============    ===============   ==============

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                       Vista Tax Free Money Market Fund
                      -------------------------------------------------------------------
                                                  Vista Class
                      -------------------------------------------------------------------
                                            Years Ended August 31,
                      -------------------------------------------------------------------
                                   1996                                1995
                      -------------------------------    --------------------------------
                          Amount           Shares            Amount            Shares
                      --------------   --------------    ---------------   --------------
Shares sold.......... $  911,484,404      911,484,404    $   594,733,368      594,733,368
Shares issued in
  reinvestment of
  distributions......      1,934,142        1,934,142            314,721          314,721
Shares redeemed......   (857,212,288)    (857,212,288)      (549,836,451)    (549,836,451)
Hanover
  acquisition........    350,999,688      351,365,964          --                --
                      --------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding........ $  407,205,946      407,572,222    $    45,211,638       45,211,638
                      ==============   ==============    ===============   ==============

                                                 Premier Class
                      -------------------------------------------------------------------
                                            Years Ended August 31,
                      -------------------------------------------------------------------
                                   1996                                1995
                      -------------------------------    --------------------------------
                          Amount           Shares            Amount            Shares
                      --------------   --------------    ---------------   --------------
Shares sold.......... $  601,079,059      601,079,059    $   566,749,866      566,749,866
Shares issued in
  reinvestment of
  distributions......      2,903,967        2,903,967          2,649,029        2,649,029
Shares redeemed......   (607,206,287)    (607,206,287)      (650,255,932)    (650,255,932)
                      --------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding........ ($   3,223,261)      (3,223,261)   ($   80,857,037)     (80,857,037)
                      ==============   ==============    ===============   ==============

                                             Institutional Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 1,414,077,799    1,414,077,799    $   711,916,679      711,916,679
Shares issued in
  reinvestment of
  distributions.....       2,017,342        2,017,342          1,756,634        1,756,634
Shares redeemed.....  (1,376,058,005)  (1,376,058,005)      (715,504,069)    (715,504,069)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    40,037,136       40,037,136    ($    1,830,756)      (1,830,756)
                     ===============   ==============    ===============   ==============

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                  Vista New York Tax Free Money Market Fund
                     --------------------------------------------------------------------
                                                 Vista Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 1,431,911,709    1,431,911,709    $   814,220,664      814,220,664
Shares issued in
  reinvestment of
  distributions.....       6,680,348        6,680,348          3,909,825        3,909,825
Hanover
  Acquisition.......     321,164,978      321,245,415          --                --
Shares redeemed.....  (1,247,730,869)  (1,247,730,869)      (805,406,597)    (805,406,597)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   512,026,166      512,106,603    $    12,723,892       12,723,892
                     ===============   ==============    ===============   ==============

                                 Vista California Tax Free Money Market Fund
                     --------------------------------------------------------------------
                                                 Vista Class
                     --------------------------------------------------------------------
                                            Years Ended August 31,
                     --------------------------------------------------------------------
                                   1996                                1995
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $   258,044,243      258,044,243    $   281,632,333      281,632,333
Shares issued in
  reinvestment of
  distributions.....         808,478          808,478            674,659          674,659
Shares redeemed.....    (274,358,017)    (274,358,017)      (288,406,738)    (288,406,738)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... ($   15,505,296)     (15,505,296    ($    6,099,746)      (6,099,746)
                     ===============   ==============    ===============   ==============

5. CONCENTRATION OF CREDIT RISK -- TFMM, NYTFMM and CATFMM, invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with NYTFMM primarily investing in issuers in the State of New York, and CATFMM primarily investing in issuers in the State of California. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

As of August 31, 1996 CMMM invested 79.5% of its net assets in financial institutions, of which 20.3% was invested in Broker Dealers, 24.7% in Banking and 34.5% in other financial service providers. PMM invested 68.2% of its net assets in financial institutions, of which 12.8% was invested in Broker Dealers, 18.5% in Banking and 36.9% in other financial service providers. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

6. TRUSTEE COMPENSATION -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

year ended August 31, 1996, included in Trustees Fees and Expenses in the Statement of Operations, prepaid pension asset and accrued pension liability included in other assets, and other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                  Prepaid     Accrued
                                                      Pension     Pension     Pension
                        Fund                          Expenses     Asset      Liability
----------------------------------------------------- --------    --------    --------
USTSMM............................................... $ 34,240   $ 106,125    $140,365
USGMM................................................   78,496     243,293     321,789
TPMM.................................................   34,186     105,955     140,141
FMM..................................................   14,567      45,151      59,718
CMMM.................................................   46,178     143,126     189,305
PMM..................................................   20,722      64,227      84,949
TFMM.................................................   19,258      59,689      78,947
NYTFMM...............................................   17,725      54,937      72,662
CATFMM...............................................    1,098       3,404       4,502

7. ACQUISITION -- On May 6, 1996, The Vista 100% U.S. Treasury Securities Money Market Fund acquired the net assets of the Hanover 100% U.S. Treasury Securities Fund in a tax-free reorganization. At the time of the reorganization, the acquired Fund had approximately $321 million in net assets. The Vista Fund had no assets prior to the acquisition.

Also on May 6, 1996, the Vista Treasury Plus Money Market Fund, the Vista U.S. Government Money Market Fund, Vista Cash Management Money Market Fund, Vista Tax Free Money Market Fund and Vista New York Tax Free Money Market Fund acquired all the net assets of the following Hanover Money Market Funds: The U.S. Treasury Fund, The Government Fund, The Cash Management Fund, The Tax Free Fund and The New York Tax Free Fund, respectively, pursuant to a plan of reorganization approved by Hanover Fund shareholders in April of 1996. The acquisition was accomplished by a tax-free exchange of shares, at $1 per share, as shown in the table below. With respect to the mergers of USTSMM and CMMM, the accounting survivor was determined to be the respective Hanover Fund. The information included in the financial statements for USTSMM and CMMM for the period prior to May 6, 1996 relates to the predecessor Hanover Fund.

                          The              The           The Cash          The         The New York
   HANOVER MONEY     U.S. Treasury     Government       Management       Tax Free        Tax Free
    MARKET FUNDS          Fund            Fund             Fund            Fund            Fund
                     --------------  ---------------  --------------  --------------  --------------
Hanover Shares
 Exchanged..........  1,658,435,519   1,551,339,231    1,521,305,012     351,365,964     321,245,415
                     --------------  ---------------  --------------  --------------  --------------

                                                           Cash            The
 VISTA MONEY MARKET  Treasury Plus   U.S. Government    Management       Tax Free      New York Tax
       FUNDS              Fund            Fund             Fund            Fund         Free Fund
                     --------------  ---------------  --------------  --------------  --------------
Vista Shares
 Issued.............  1,658,435,519   1,551,339,231    1,521,305,012     351,365,964     321,245,415
Aggregate Net Assets
 After
 Acquisition........ $1,823,107,460  $4,130,007,607   $2,439,610,451  $  857,136,490  $  765,432,134

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated
--------------------------------------------------------------------------------

                                                       Vista 100% U.S. Treasury Securities Money Market Fund
                                                --------------------------------------------------------------------
                                                                            Vista Shares
                                                --------------------------------------------------------------------
                                                12/01/95*                     Year Ended November 30,
                                                 Through       -----------------------------------------------------
                                                 8/31/96          1995           1994          1993          1992
                                                ----------     ----------     ----------     ---------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period..........  $     1.00     $     1.00     $     1.00     $    1.00     $    1.00
                                                ----------     ----------     ----------     ---------     ---------
 Income from Investment Operations
 Net Investment Income........................       0.035          0.050          0.033         0.026         0.033
                                                ----------     ----------     ----------     ---------     ---------
 Less Dividends from Net Investment Income....       0.035         (0.050)        (0.033)       (0.026)       (0.033)
                                                ----------     ----------     ----------     ---------     ---------
Net Assets Value, End of Period...............  $     1.00     $     1.00     $     1.00     $    1.00     $    1.00
                                                ==========     ==========     ==========     =========     =========
Total Return..................................       3.50%          5.15%          3.32%         2.62%         3.33%
                                                     =====          =====          =====         =====         =====
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)......  $1,671,603     $1,337,549     $1,024,125     $ 873,631     $ 383,688
 Ratio of Expenses to Average Net Assets#.....       0.60%          0.58%          0.59%         0.58%         0.55%
 Ratio of Net Investment Income to Average Net
   Assets#....................................       4.58%          4.99%          3.26%         2.58%         3.28%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net
   Assets#....................................       0.68%          0.61%          0.62%         0.61%         0.67%
 Ratio of Net Investment Income Without
   Waivers and Assumption of Expenses to
   Average Net Assets#........................       4.50%          4.96%          3.23%         2.55%         3.16%

                                                 Vista 100% U.S. Treasury Securities
                                                          Money Market Fund
                                                --------------------------------------
                                                Premier Shares    Institutional Shares
                                                --------------    --------------------
                                                   6/3/96**             6/3/96**
                                                   Through              Through
                                                   8/31/96              8/31/96
                                                --------------    --------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period..........     $   1.00             $   1.00
                                                   --------             --------
 Income from Investment Operations
 Net Investment Income........................        0.011                0.012
                                                   --------             --------
 Less Dividends from Net Investment Income....        0.011                0.012
                                                   --------             --------
Net Assets Value, End of Period...............     $   1.00             $   1.00
                                                   ========             ========
Total Return..................................        1.11%                1.23%
                                                      =====                =====
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)......     $    227             $      1
 Ratio of Expenses to Average Net Assets#.....        0.42%                0.21%
 Ratio of Net Investment Income to Average Net
   Assets#....................................        3.45%                3.65%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net
   Assets#....................................        0.42%                0.21%
 Ratio of Net Investment Income Without
   Waivers and Assumption of Expenses to
   Average Net Assets#........................        3.45%                3.65%

---------------
 * In 1996, the Fund changed its fiscal year from November 30 to August 31, see
   Note 7.
** Commencement of offering class of shares.
 # Short periods have been annualized.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                              Vista U.S. Government Money Market Fund
                                                                         --------------------------------------------------
                                                                                            Vista Shares
                                                                         --------------------------------------------------
                                                                           9/1/95        9/1/94       11/1/93      1/1/93*
                                                                          Through       Through       Through      Through
                                                                          8/31/96       8/31/95      8/31/94++     10/31/93
                                                                         ----------     --------     ---------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period..................................   $     1.00     $   1.00     $   1.00      $   1.00
                                                                         ----------     --------     ---------     --------
 Income from Investment Operations:
 Net Investment Income................................................        0.049        0.049        0.025         0.019
                                                                         ----------     --------     ---------     --------
 Less Dividends from Net Investment Income............................        0.049        0.049        0.025         0.019
                                                                         ----------     --------     ---------     --------
Net Asset Value, End of Period........................................   $     1.00     $   1.00     $   1.00      $   1.00
                                                                         ==========     ========     =========     ========
Total Return..........................................................        4.97%        5.05%        2.48%         2.02%
                                                                              =====        =====        =====         =====
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)...............................   $2,057,023     $341,336     $335,365      $323,498
 Ratio of Expenses to Average Net Assets#.............................        0.65%        0.80%        0.80%         0.82%
 Ratio of Net Investment Income to Average Net Assets#................        4.83%        4.93%        2.94%         2.39%
 Ratio of Expenses Without Waivers and Assumption of Expenses to
   Average Net Assets#................................................        0.73%        0.80%        0.80%         0.82%
 Ratio of Net Investment Income Without Waivers and Assumption of
   Expenses to Average Net Assets #...................................        4.75%        4.93%        2.94%         2.39%

---------------
 * Commencement of sale of shares.
 # Short Periods have been annualized.
++ In 1994 USGMM changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                     Vista U.S. Government Money Market Fund
                -----------------------------------------------------------------------------------------------------------------
                                             Premier Shares                                          Institutional Shares
                -------------------------------------------------------------------------    ------------------------------------
                 9/1/95      9/1/94      11/1/93        Year         7/1/92        Year        9/1/95       9/1/94     12/10/93*
                Through     Through      Through       Ended        Through       Ended       Through      Through      Through
                8/31/96     8/31/95     8/31/94++     10/31/93     10/31/92**    6/30/92      8/31/96      8/31/95     8/31/94++
                --------    --------    ---------    ----------    ----------    --------    ----------    --------    ----------
Per Share
 Operating
 Performance
Net Asset
 Value,
 Beginning of
 Period......   $   1.00    $   1.00    $   1.00     $     1.00     $   1.00     $   1.00    $     1.00    $   1.00     $   1.00
                --------    --------    ---------    ----------    ----------    --------    ----------    --------    ----------
 Income from
   Investment
   Operations
 Net
   Investment
   Income....      0.050       0.052       0.027          0.027        0.010        0.041+        0.053       0.055        0.026
                --------    --------    ---------    ----------    ----------    --------    ----------    --------    ----------
 Less
   Dividends
   from Net
   Investment
   Income....      0.050       0.052       0.027          0.027        0.010        0.041+        0.053       0.055        0.026
                --------    --------    ---------    ----------    ----------    --------    ----------    --------    ----------
Net Asset
 Value, End
 of Period...   $   1.00    $   1.00    $   1.00     $     1.00     $   1.00     $   1.00    $     1.00    $   1.00     $   1.00
                ========    ========    =========    ==========    ==========    ========    ==========    ========    ==========
Total
 Return......      5.15%       5.31%       2.70%          2.70%        0.98%        4.68%         5.45%       5.60%        2.61%
                   =====       =====      ======          =====       ======        =====         =====       =====       ======
Ratios/Supplemental
 Data:
Net Assets,
 End of
 Period (000
 omitted)....   $801,665    $763,609    $545,999     $1,069,704     $108,505     $ 78,795    $1,181,763    $466,083     $212,810
 Ratio of
   Expenses
   to Average
   Net
   Assets#...      0.55%       0.55%       0.55%          0.55%        0.58%        0.57%         0.27%       0.27%        0.27%
 Ratio of Net
   Investment
   Income to
   Average
   Net
   Assets#...      5.04%       5.22%       3.13%          2.66%        2.87%        4.10%         5.30%       5.58%        3.81%
 Ratio of
   Expenses
   Without
   Waivers
   and
   Assumption
   of
   Expenses
   to
   Average
   Net
   Assets#...      0.59%       0.59%       0.61%          0.67%        0.70%        0.64%         0.27%       0.28%        0.27%
 Ratio of Net
   Investment
   Income
   Without
   Waivers
   and
   Assumption
   of
   Expenses
   to Average
   Net
   Assets#...      5.00%       5.18%       3.07%          2.54%        2.75%        4.03%         5.30%       5.57%        3.81%

---------------
 * Commencement of sale of shares.
 # Short Periods have been annualized.
 + Includes .001 realized gain from investments, and distribution of gains. ** In 1992 the Trinity Government Fund, the predecessor to the Vista U.S.
   Government Money Market Fund, changed its fiscal year-end from June 30 to October 31.
++ In 1994 USGMM changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                      Vista Treasury Plus Money Market Fund
                                                ---------------------------------------------------------------------------------
                                                  Vista
                                                  Shares              Premier Shares                   Institutional Shares
                                                ----------    -------------------------------    --------------------------------
                                                 5/6/96*       9/1/95     9/1/94     4/22/94*     9/1/95     9/1/94     4/20/94**
                                                 Through      Through     Through    Through     Through     Through     Through
                                                 8/31/96      8/31/96     8/31/95    8/31/94     8/31/96     8/31/95     8/31/94
                                                ----------    --------    -------    --------    --------    -------    ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period.........   $     1.00    $   1.00    $  1.00     $ 1.00     $   1.00    $  1.00     $  1.00
                                                ----------    --------    -------     ------     --------    -------     -------
  Income from Investment Operations
  Net Investment Income......................        0.015       0.050      0.050      0.014        0.052      0.053       0.014
                                                ----------    --------    -------     ------     --------    -------     -------
  Less Dividends from Net Investment
    Income...................................        0.015       0.050      0.050      0.014        0.052      0.053       0.014
                                                ----------    --------    -------     ------     --------    -------     -------
Net Asset Value, End of Period...............   $     1.00    $   1.00    $  1.00     $ 1.00     $   1.00    $  1.00     $  1.00
                                                ==========    ========    =======     ======     ========    =======     =======
Total Return.................................        1.50%       5.07%      5.17%      1.37%        5.29%      5.36%       1.45%
                                                     =====       =====      =====     ======        =====      =====      ======
Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)....   $1,382,184    $106,011    $18,572     $   36     $188,513    $17,636     $14,976
  Ratio of Expenses to Average Net Assets#...        0.59%       0.52%      0.50%      0.49%        0.30%      0.32%       0.32%
  Ratio of Net Investment Income to Average
    Net Assets#..............................        4.63%       4.85%      5.23%      3.85%        5.11%      5.21%       3.93%
  Ratio of Expenses Without Waivers and
    Assumption of Expenses to Average Net
    Assets#..................................        0.73%       0.63%      1.57%      0.89%        0.38%      0.89%       0.53%
  Ratio of Net Investment Income Without
    Waivers and Assumption of Expenses to
    Average Net Assets#......................        4.49%       4.74%      4.16%      3.46%        5.03%      4.64%       3.72%

---------------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
** Commencement of operations.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                      Vista Federal Money Market Fund
                                                  ----------------------------------------------------------------------

                                                             Vista Shares                        Premier Shares
                                                  ----------------------------------    --------------------------------
                                                   9/1/95       9/1/94      5/9/94*      9/1/95      9/1/94     4/22/94*
                                                   Through      Through     Through     Through     Through     Through
                                                   8/31/96      8/31/95     8/31/94     8/31/96     8/31/95     8/31/94
                                                  ---------    ---------    --------    --------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period...........   $    1.00    $    1.00    $  1.00     $   1.00    $   1.00    $  1.00
                                                   --------     --------    -------     --------    --------    -------
 Income from Investment Operations
 Net Investment Income.........................       0.048        0.051      0.013        0.050       0.053      0.015
                                                   --------     --------    -------     --------    --------    -------
 Less Dividends from Net Investment Income.....       0.048        0.051      0.013        0.050       0.053      0.015
                                                   --------     --------    -------     --------    --------    -------
Net Asset Value, End of Period.................   $    1.00    $    1.00    $  1.00     $   1.00    $   1.00    $  1.00
                                                   ========     ========    =======     ========    ========    =======
Total Return...................................       4.83%        5.20%      1.26%        5.14%       5.40%      1.47%
                                                      =====        =====     ======        =====       =====     ======
Ratios/Supplemental Data
Net Assets, End of Period (000 omitted)........   $ 352,934    $ 203,399    $19,955     $248,757    $148,512    $55,768
 Ratio of Expenses to Average Net Assets#......       0.70%        0.69%      0.40%        0.50%       0.49%      0.35%
 Ratio of Net Investment Income to Average Net
   Assets#.....................................       4.79%        5.16%      4.36%        4.99%       5.32%      4.38%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net
   Assets#.....................................       0.93%        0.93%      1.02%        0.52%       0.59%      0.74%
 Ratio of Net Investment Income Without Waivers
   and Assumption of Expenses to Average
   Net Assets#.................................       4.56%        4.92%      3.74%        4.97%       5.22%      4.00%

                                                   Vista Federal Money Market Fund
                                                -------------------------------------
                                                Institutional
                                                  Shares
                                                  --------
                                                   9/1/95       9/1/94     4/20/94**
                                                  Through      Through      Through
                                                  8/31/96      8/31/95      8/31/94
                                                  --------     --------    ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period...........   $   1.00     $   1.00    $   1.00
                                                  --------     --------    --------
 Income from Investment Operations
 Net Investment Income.........................      0.052        0.054       0.015
                                                  --------     --------    --------
 Less Dividends from Net Investment Income.....      0.052        0.054       0.015
                                                  --------     --------    --------
Net Asset Value, End of Period.................   $   1.00     $   1.00    $   1.00
                                                  ========     ========    ========
Total Return...................................      5.35%        5.57%       1.54%
                                                     =====        =====      ======
Ratios/Supplemental Data
Net Assets, End of Period (000 omitted)........   $141,312     $113,591    $117,364
 Ratio of Expenses to Average Net Assets#......      0.30%        0.31%       0.30%
 Ratio of Net Investment Income to Average Net
   Assets#.....................................      5.20%        5.45%       4.26%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net
   Assets#.....................................      0.30%        0.37%       0.49%
 Ratio of Net Investment Income Without Waivers
   and Assumption of Expenses to Average
   Net Assets#.................................      5.20%        5.39%       4.06%

---------------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
** Commencement of operations.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                              Vista Cash Management Money Market Fund
                                                                       ------------------------------------------------------
                                                                                            Vista Shares
                                                                       ------------------------------------------------------
                                                                        12/1/95*              Year Ended November 30,
                                                                        Through        --------------------------------------
                                                                        8/31/96           1995           1994          1993
                                                                       ----------      ----------      --------      --------
Per Share Operating Performance
Net Asset Value, Beginning of Period.................................. $     1.00      $     1.00      $   1.00      $   1.00
                                                                       ----------      ----------      --------      --------
 Income from Investment Operations:
 Net Investment Income................................................      0.037           0.054         0.036         0.027
                                                                       ----------      ----------      --------      --------
 Less Dividends from Net Investment Income............................      0.037           0.054         0.036         0.027
                                                                       ----------      ----------      --------      --------
Net Assets Value, End of Period....................................... $     1.00      $     1.00      $   1.00      $   1.00
                                                                       ==========      ==========      ========      ========
Total Return..........................................................      3.69%           5.49%         3.62%         2.74%
                                                                            =====           =====         =====         =====
Ratios/Supplemental Data
 Net Assets, End of Period
   (000 omitted)...................................................... $1,621,212      $1,634,493      $990,045      $861,025
 Ratio of Expenses to Average Net Assets#.............................      0.60%           0.58%         0.58%         0.61%
 Ratio of Net Investment Income to Average Net Assets#................      4.91%           5.35%         3.62%         2.70%
 Ratio of Expenses Without Waivers and Assumption of Expenses to
   Average Net Assets#................................................      0.63%           0.62%         0.62%         0.64%
 Ratio of Net Investment Income Without Waivers and Assumption of
   Expenses to Average Net Assets#....................................      4.88%           5.31%         3.58%         2.67%

                                                                              Vista Cash Management Money Market Fund
                                                                      -------------------------------------------------------
                                                                      Vista Shares  Premier Shares      Institutional Shares
                                                                      ------------  --------------      --------------------
                                                                                       5/6/96**               5/6/96**
                                                                                       Through                Through
                                                                          1992         8/31/96                8/31/96
                                                                        --------    --------------      --------------------
Per Share Operating Performance
Net Asset Value, Beginning of Period..................................  $   1.00       $   1.00               $   1.00
                                                                        --------       --------               --------
 Income from Investment Operations:
 Net Investment Income................................................     0.035          0.016                  0.017
                                                                        --------       --------               --------
 Less Dividends from Net Investment Income............................     0.035          0.016                  0.017
                                                                        --------       --------               --------
Net Assets Value, End of Period.......................................  $   1.00       $   1.00               $   1.00
                                                                        ========       ========               ========
Total Return..........................................................     3.51%          1.61%                  1.69%
                                                                           =====          =====                  =====
Ratios/Supplemental Data
 Net Assets, End of Period
   (000 omitted)......................................................  $560,173       $433,302               $657,002
 Ratio of Expenses to Average Net Assets#.............................     0.67%          0.50%                  0.25%
 Ratio of Net Investment Income to Average Net Assets#................     3.41%          4.93%                  5.22%
 Ratio of Expenses Without Waivers and Assumption of Expenses to
   Average Net Assets#................................................     0.72%          0.52%                  0.25%
 Ratio of Net Investment Income Without Waivers and Assumption of
   Expenses to Average Net Assets#....................................     3.36%          4.91%                  5.22%

---------------
 * In 1996, the Fund changed its fiscal year from November 30 to August 31, see
   Note 7.
** Commencement of offering class of shares.
 # Short periods have been annualized.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                            Vista Prime Money Market Fund
                                                             ------------------------------------------------------------
                                                                       Premier Shares               Institutional Shares
                                                             ----------------------------------     ---------------------
                                                              9/1/95      9/1/94      11/15/93**     9/1/95       9/1/94
                                                             Through      Through      Through      Through      Through
                                                             8/31/96      8/31/95      8/31/94      8/31/96      8/31/95
                                                             --------     -------     ---------     --------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period.......................  $   1.00     $  1.00      $  1.00      $   1.00     $   1.00
                                                             --------     -------     ---------     --------     --------
 Income from Investment Operations
   Net Investment Income...................................     0.052       0.053        0.027         0.054        0.055
   Net Realized Loss on Securities.........................        --      (0.003)          --            --       (0.003)
                                                             --------     -------     --------      --------     --------
   Total Income from Investment Operations.................     0.052       0.050        0.027         0.054        0.052
                                                             --------     -------     --------      --------     --------
   Voluntary Capital Contribution..........................        --       0.003           --            --        0.003
   Less Dividends from Net Investment Income...............     0.052       0.053        0.027         0.054        0.055
                                                             --------     -------     --------      --------     --------
Net Asset Value, End of Period.............................  $   1.00     $  1.00      $  1.00      $   1.00     $   1.00
                                                             ========     =======     ========      ========     ========
Total Return...............................................     5.32%       5.44%        2.75%         5.51%        5.62%
                                                                =====       =====        =====         =====        =====
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)...................  $418,736     $62,737      $73,253      $724,544     $185,640
 Ratio of Expenses to Average Net Assets#..................     0.45%       0.45%        0.45%         0.26%        0.27%
 Ratio of Net Investment Income to Average Net Assets#.....     5.18%       5.24%        3.15%         5.33%        5.57%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets #........................     0.51%       0.65%        0.56%         0.26%        0.35%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets#...........     5.12%       5.04%        3.04%         5.33%        5.49%

                                                                       Vista Prime Money Market Fund
                                                           --------------------------------------------------
                                                           Institutional
                                                              Shares                    B Shares
                                                           -------------   ----------------------------------
                                                             4/26/94*      9/1/95       9/1/94      4/21/94*
                                                              Through      Through     Through       Through
                                                              8/31/94      8/31/96     8/31/95       8/31/94
                                                             ---------     -------     --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period.......................   $  1.00      $  1.00      $ 1.00       $  1.00
                                                             --------      -------     -------      --------
 Income from Investment Operations
   Net Investment Income...................................     0.014        0.042       0.043         0.011
   Net Realized Loss on Securities.........................        --           --      (0.003)           --
                                                             --------      -------     -------      --------
   Total Income from Investment Operations.................     0.014        0.042       0.040         0.011
                                                             --------      -------     -------      --------
   Voluntary Capital Contribution..........................        --           --       0.003            --
   Less Dividends from Net Investment Income...............     0.014        0.042       0.043         0.011
                                                             --------      -------     -------      --------
Net Asset Value, End of Period.............................   $  1.00      $  1.00      $ 1.00       $  1.00
                                                             ========      =======     =======      ========
Total Return...............................................     1.50%        4.25%       4.37%         1.11%
                                                                =====        =====       =====         =====
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)...................   $57,961      $15,667      $4,880       $ 1,452
 Ratio of Expenses to Average Net Assets#..................     0.27%        1.47%       1.47%         1.47%
 Ratio of Net Investment Income to Average Net Assets#.....     4.21%        4.17%       4.33%         2.96%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets #........................     0.37%        1.71%       2.53%         1.67%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets#...........     4.11%        3.93%       3.27%         2.76%

---------------

 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
** Commencement of operations.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                                    Vista Tax Free Money Market Fund
                                                                        ---------------------------------------------------------
                                                                                              Vista Shares
                                                                        ---------------------------------------------------------
                                                                         9/1/95      9/1/94      11/1/93          Year Ended
                                                                        Through     Through      Through     --------------------
                                                                        8/31/96     8/31/95     8/31/94++    10/31/93    10/31/92
                                                                        --------    --------    ---------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period.................................   $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                                        --------    --------    ---------    --------    --------
 Income from Investment Operations
 Net Investment Income...............................................      0.029       0.029       0.015        0.019       0.028
                                                                        --------    --------    ---------    --------    --------
 Less Dividends from Net Investment Income...........................      0.029       0.029       0.015        0.019       0.028
                                                                        --------    --------    ---------    --------    --------
Net Asset Value, End of Period.......................................   $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                                        ========    ========    =========    ========    ========
Total Return.........................................................      2.92%       2.99%       1.54%        1.90%       2.79%
                                                                           =====       =====       =====        =====       =====
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)..............................   $574,115    $166,915    $121,710     $160,497    $145,241
 Ratio of Expenses to Average Net Assets#............................      0.69%       0.86%       0.85%        0.85%       0.85%
 Ratio of Net Investment Income to Average Net Assets#...............      2.89%       2.96%       1.82%        1.88%       2.70%
 Ratio of Expenses Without Waivers and Assumption of Expenses to
   Average Net Assets#...............................................      0.80%       0.94%       0.85%        0.91%       0.98%
 Ratio of Net Investment Income Without Waivers and Assumption of
   Expenses to Average Net Assets#...................................      2.78%       2.87%       1.82%        1.83%       2.57%

---------------

 # Short periods have been annualized.
++ In 1994 TFMM changed its fiscal year end from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                  Vista Tax Free Money Market Fund
                                   ----------------------------------------------------------------------------------------------
                                                        Premier Shares                                Institutional Shares
                                   ---------------------------------------------------------    ---------------------------------
                                    9/1/95      9/1/94      11/1/93          Year ended          9/1/95      9/1/94     11/4/93*
                                   Through     Through      Through     --------------------    Through     Through      Through
                                   8/31/96     8/31/95     8/31/94++    10/31/93    10/31/92    8/31/96     8/31/95     8/31/94++
                                   --------    --------    ---------    --------    --------    --------    --------    ---------
Per Share Operating Performance
Net Asset Value, Beginning of
 Period........................    $   1.00    $   1.00    $   1.00     $   1.00    $  1.00     $   1.00    $   1.00    $   1.00
                                   --------    --------    ---------    --------    -------     --------    --------    --------
 Income from Investment
   Operations
 Net Investment Income.........       0.031       0.032       0.018        0.022      0.031        0.034       0.035       0.019
                                   --------    --------    ---------    --------    -------     --------    --------    --------
 Less Dividends from Net
   Investment Income...........       0.031       0.032       0.018        0.022      0.031        0.034       0.035       0.019
                                   --------    --------    ---------    --------    -------     --------    --------    --------
Net Asset Value, End of
 Period........................    $   1.00    $   1.00    $   1.00     $   1.00    $  1.00     $   1.00    $   1.00    $   1.00
                                   ========    ========    =========    ========    =======     ========    ========    ========
Total Return...................       3.12%       3.29%       1.79%        2.21%      3.09%        3.40%       3.53%       1.95%
                                      =====       =====       =====        =====      =====        =====       =====       =====
Ratios/Supplemental Data:
Net Assets, End of Period (000
 omitted)......................    $145,221    $148,436    $229,306     $225,791    $87,027     $148,536    $108,494    $110,332
 Ratio of Expenses to Average
   Net Assets#.................       0.58%       0.56%       0.55%        0.55%      0.55%        0.31%       0.33%       0.34%
 Ratio of Net Investment Income
   to Average Net Assets#......       3.08%       3.21%       2.11%        2.16%      2.92%        3.33%       3.46%       2.38%
 Ratio of Expenses Without
   Waivers and Assumption of
   Expenses to Average Net
   Assets#.....................       0.73%       0.84%       0.78%        0.79%      0.76%        0.31%       0.34%       0.34%
 Ratio of Net Investment Income
   Without Waivers and
   Assumption of Expenses to
   Average Net Assets#.........       2.92%       2.93%       1.89%        1.92%      2.71%        3.33%       3.45%       2.38%

---------------

 # Short periods have been annualized.
++ In 1994 TFMM changed its fiscal year end from October 31 to August 31.
 * Commencement of offering class of shares.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                                Vista New York Tax Free Money Market Fund
                                                                        ---------------------------------------------------------
                                                                                              Vista Shares
                                                                        ---------------------------------------------------------
                                                                         9/1/95      9/1/94      11/1/93          Year Ended
                                                                        Through     Through      Through     --------------------
                                                                        8/31/96     8/31/95     8/31/94++    10/31/93    10/31/92
                                                                        --------    --------    ---------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period.................................   $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                                        --------    --------    ---------    --------    --------
  Income from Investment Operations
  Net Investment Income..............................................      0.028       0.028       0.015        0.017       0.025
                                                                        --------    --------    ---------    --------    --------
  Less Dividends from Net Investment Income..........................      0.028       0.028       0.015        0.017       0.025
                                                                        --------    --------    ---------    --------    --------
Net Asset Value, End of Period.......................................   $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                                        ========    ========    ========     ========    ========
Total Return.........................................................      2.85%       2.88%       1.48%        1.75%       2.53%
                                                                           =====       =====       =====        =====       =====
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)..............................   $890,413    $378,400    $365,669     $300,425    $285,889
  Ratio of Expenses to Average Net Assets#...........................      0.74%       0.86%       0.85%        0.85%       0.85%
  Ratio of Net Investment Income to Average Net Assets#..............      2.79%       2.84%       1.77%        1.72%       2.48%
  Ratio of Expenses Without Waivers and Assumption of Expenses to
    Average Net Assets#..............................................      0.83%       0.95%       0.85%        0.89%       0.92%
  Ratio of Net Investment Income Without Waivers and Assumption of
    Expenses to Average Net Assets#..................................      2.70%       2.75%       1.77%        1.68%       2.41%

---------------
 # Short periods have been annualized.
++ In 1994 NYTFMM changed its fiscal year ends from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (continued)
--------------------------------------------------------------------------------

                                                                                       Vista California
                                                                                  Tax Free Money Market Fund
                                                                          -------------------------------------------
                                                                                               Vista Shares
                                                                          -------------------------------------------------------
                                                                          9/1/95     9/1/94      11/1/93       Year      3/4/92**
                                                                          Through    Through     Through      Ended      Through
                                                                          8/31/96    8/31/95    8/31/94++    10/31/93    10/31/92
                                                                          -------    -------    ---------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period...................................   $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                                          -------    -------     --------    --------    -------
  Income from Investment Operations
  Net Investment Income................................................     0.030      0.033       0.018       0.023       0.019
                                                                          -------    -------     -------     -------     -------
  Less Dividends from Net Investment Income............................     0.030      0.033       0.018       0.023       0.019
                                                                          -------    -------     -------     -------     -------
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)................................   $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                                          =======    =======     =======     =======     =======
Total Return...........................................................     3.06%      3.32%       1.82%       2.30%       2.89%
                                                                            =====      =====       =====       =====       =====
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)................................   $42,819    $58,315     $64,423     $45,346     $44,643
  Ratio of Expenses to Average Net Assets#.............................     0.56%      0.48%       0.46%       0.42%       0.06%
  Ratio of Net Investment Income to Average Net Assets#................     3.03%      3.25%       2.17%       2.26%       2.86%
  Ratio of Expenses Without Waivers and Assumption of Expenses to
    Average
    Net Assets#........................................................     1.02%      1.07%       0.94%       1.02%       1.23%
  Ratio of Net Investment Income Without Waivers and Assumption of
    Expenses to Average Net Assets#....................................     2.57%      2.66%       1.69%       1.66%       1.69%

---------------
 # Short periods have been annualized.
++ In 1994 CTFMM changed its fiscal year end from October 31 to August 31. ** Commencement of operations.

                       See notes to financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Mutual Fund Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios for a share of beneficial interest outstanding present fairly, all material respects, the financial position of Vista 100% U.S. Treasury Securities Money Market Fund, Vista U.S. Government Money Market Fund, Vista Treasury Plus Money Market Fund, Vista Federal Money Market Fund, Vista Cash Management Money Market Fund, Vista Prime Money Market Fund, Vista Tax Free Money Market Fund, Vista New York Tax Free Money Market Fund, and Vista California Tax Free Money Market Fund (separate portfolios of Mutual Fund Trust, hereafter referred to as the "Trust") at August 31, 1996, the results of each of their operations for the year then ended (for the period December 1, 1995 through August 31. 1996 for Vista Cash Management Money Market Fund and Vista 100% U.S. Treasury Securities Money Market Fund), the changes in each of their net assets for each of the two years in the period then ended (for the period December 1, 1995 through August 31, 1996 for Vista Cash Management Money Market Fund and Vista 100% U.S. Treasury Securities Money Market Fund), and the selected per share data and ratios for a share of beneficial interest outstanding for each of the periods presented (for the period December 1, 1995 through August 31, 1996 for Vista Cash Management Money Market Fund and Vista 100% U.S. Treasury Securities Money Market Fund), in conformity with generally accepted accounting principles. These financial statements and selected per share data and ratios for a share of beneficial interest outstanding (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The statement of changes in net assets of Vista Cash Management Money Market Fund (formerly Hanover Cash Management Money Market Fund) and Vista 100% U.S. Treasury Securities Money Market Fund (formerly Hanover 100% U.S. Treasury Securities Money Market Fund) for the year ended November 30, 1995 and the selected per share data and ratios for a share of beneficial interest outstanding for each of the four years in the period ended November 30, 1995 were audited by other independent accountants whose report dated January 19, 1996 expressed an unqualified opinion on those financial statements and the selected per share data and ratios for a share of beneficial interest outstanding.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
October 18, 1996

SHAREHOLDER MEETING RESULTS (unaudited)
--------------------------------------------------------------------------------

    Vista U.S. Government Money Market Fund, Vista Treasury Plus Money Market Fund, Vista Federal Money Market Fund, Vista Global Money Market Fund, Vista Prime Money Market Fund, Vista Tax Free Money Market Fund, Vista New York Tax Free Money Market Fund and Vista California Tax Free Money Market Fund are separate series of Mutual Fund Trust, a Massachusetts business trust (the "Trust"). A special meeting of shareholders of the Trust (the "Meeting") was convened on April 2, 1996, and was adjourned as to certain matters to April 16, 1996 and April 25, 1996.

    At the Meeting, the shareholders of the Trust elected all of the Trustees then in office and three additional Trustees. The Trustees elected were Fergus Reid, III, Richard E. Ten Haken, William J. Armstrong, John R.H. Blum, Joseph J. Harkins, H. Richard Vartebedian, Stuart W. Cragin, Jr., Irving L. Thode, W. Perry Neff, Roland R. Eppley, Jr. and W.D. MacCallan.

    Except as indicated, the shareholders of the Funds present at the Meeting, in person or by proxy, each cast their votes on the following matters as follows (all fractional shares rounded):

Approval or disapproval of an Interim Advisory Agreement between the Trust and The Chase Manhattan Bank, N.A. (and the successor entity thereto) with respect to each Fund:

                            Fund                                For             Against        Abstained
     --------------------------------------------------    --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,473,395,361       4,835,216      44,799,554
     Vista Treasury Plus Money Market Fund                     72,676,149              --              --
     Vista Federal Money Market Fund                          320,350,587       2,768,469      15,844,649
     Vista Global Money Market Fund                           564,667,415      43,454,000       2,511,415
     Vista Prime Money Market Fund                          1,009,890,497      33,287,669       3,246,733
     Vista Tax Free Money Market Fund                         269,180,335       1,747,989       6,717,308
     Vista New York Tax Free Money Market Fund                275,936,204       3,411,461       6,135,435
     Vista California Tax Free Money Market Fund               25,475,365         129,000       1,422,917

Election of Trustees (results for shareholders of all series of the Trust voting together):

                                                                For            Withhold
                                                           --------------     -----------
     Fergus Reid, III                                       4,106,927,676      87,636,502
     Richard E. Ten Haken                                   4,107,275,222      87,285,956
     William J. Armstrong                                   4,041,177,525     153,383,653
     John R.H. Blum                                         4,106,989,252      87,571,671
     Joseph J. Harkins                                      4,106,848,024      87,713,154
     H. Richard Vartebedian                                 4,106,654,874      87,906,304
     Stuart W. Cragin, Jr.                                  4,106,995,988      87,565,190
     Irving L. Thode                                        4,040,626,095     153,945,083
     W. Perry Neff                                          4,106,668,847      87,892,331
     Roland R. Epply, Jr.                                   4,107,386,860      87,174,318
     W.D. MacCallan                                         4,040,194,182     154,366,996

Ratification of Price Waterhouse LLP as independent public accountants for each
Fund:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,478,865,970       9,041,199      35,022,961
     Vista Treasury Plus Money Market Fund                     72,676,149              --              --
     Vista Federal Money Market Fund                          321,496,470       3,599,623      13,867,613
     Vista Global Money Market Fund                           566,945,391      40,819,382       2,878,058
     Vista Prime Money Market Fund                          1,009,900,855      33,294,672       3,229,373
     Vista Tax Free Money Market Fund                         269,167,156       2,273,193       6,205,284
     Vista New York Tax Free Money Market Fund                275,083,235       3,800,144       6,599,722
     Vista California Tax Free Money Market Fund               25,506,994         129,119       1,391,168

Approval or disapproval of an amendment to the Trust's Declaration of Trust (results for shareholders of all series of the Trust voting together):

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
                                                            3,694,238,094     309,837,044     190,486,040

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning borrowing:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,269,230,408     182,642,026      70,364,216
     Vista Treasury Plus Money Market Fund                     72,269,448         406,701               0
     Vista Federal Money Market Fund                          248,429,608       9,313,068      21,334,643
     Vista Global Money Market Fund                           540,431,965      53,244,228      16,465,285
     Vista Prime Money Market Fund                          1,006,565,740      34,493,802       4,829,989
     Vista Tax Free Money Market Fund                         216,539,158      13,190,659      47,854,929
     Vista New York Tax Free Money Market Fund                242,365,120      16,024,544      27,093,437
     Vista California Tax Free Money Market Fund               25,053,983         147,919       1,825,379

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning investment for the purpose of exercising control:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,029,037,803     189,501,203     235,686,941
     Vista Treasury Plus Money Market Fund                     72,269,448         406,701               0
     Vista Federal Money Market Fund                          248,397,366       8,788,288      21,891,664
     Vista Global Money Market Fund                           468,866,784      46,095,368      15,043,122
     Vista Prime Money Market Fund                          1,006,578,059      34,481,483       4,829,989
     Vista Tax Free Money Market Fund                         201,862,396       9,995,755      48,147,038
     Vista New York Tax Free Money Market Fund                226,724,491      14,416,703      26,134,458
     Vista California Tax Free Money Market Fund               17,342,065         329,827       1,825,379

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning the making of loans:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,032,393,462     183,263,654     238,568,831
     Vista Treasury Plus Money Market Fund                     72,269,448               0         406,701
     Vista Federal Money Market Fund                          247,484,458       9,437,354      22,155,506
     Vista Global Money Market Fund                           464,734,551      50,382,795      14,887,929
     Vista Prime Money Market Fund                          1,006,544,820      34,514,722       4,829,989
     Vista Tax Free Money Market Fund                         202,017,646       9,006,674      48,980,869
     Vista New York Tax Free Money Market Fund                225,180,522      14,630,330      27,464,800
     Vista California Tax Free Money Market Fund               17,523,965         147,927       1,825,379

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning purchases of securities on margin:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,161,663,943     220,570,915      71,991,089
     Vista Treasury Plus Money Market Fund                     72,269,448         406,701               0
     Vista Federal Money Market Fund                          244,496,488      13,803,355      20,777,476
     Vista Global Money Market Fund                           459,895,801      54,881,977      15,227,497
     Vista Prime Money Market Fund                          1,006,574,054      34,481,483       4,833,994
     Vista Tax Free Money Market Fund                         201,873,584       9,284,953      48,846,652
     Vista New York Tax Free Money Market Fund                225,799,211      16,275,115      25,201,325
     Vista California Tax Free Money Market Fund               17,444,872         205,280       1,847,119

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning concentration of investment:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,183,750,891     200,094,896      70,380,160
     Vista Treasury Plus Money Market Fund                     72,269,448         406,701               0
     Vista Federal Money Market Fund                          251,584,454       6,543,252      20,949,613
     Vista Global Money Market Fund                           465,203,473      45,628,452      19,173,350
     Vista Prime Money Market Fund                          1,006,538,813      34,520,729       4,829,989
     Vista Tax Free Money Market Fund                         201,138,118       9,087,886      49,779,185
     Vista New York Tax Free Money Market Fund                227,323,758      11,782,611      28,169,283
     Vista California Tax Free Money Market Fund               17,547,573         129,000       1,820,699

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning commodities and real estate:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,002,576,748     352,209,590      99,439,609
     Vista Treasury Plus Money Market Fund                     72,269,448         406,701               0
     Vista Federal Money Market Fund                          245,196,747      12,640,780      21,239,792
     Vista Global Money Market Fund                           460,091,390      55,005,911      14,907,973
     Vista Prime Money Market Fund                          1,006,625,247      34,434,295       4,829,989
     Vista Tax Free Money Market Fund                         197,956,390      10,642,387      51,406,412
     Vista New York Tax Free Money Market Fund                228,756,266      12,812,433      25,706,953
     Vista California Tax Free Money Market Fund               17,502,233         147,919       1,847,119

Approve or disapprove an amendment to each Fund's fundamental investment restriction regarding investments in restricted and illiquid securities:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,004,871,034     368,950,926      80,403,986
     Vista Treasury Plus Money Market Fund                     72,269,448         406,701               0
     Vista Federal Money Market Fund                          235,687,468      22,381,415      21,008,436
     Vista Global Money Market Fund                           462,087,443      52,786,994      15,130,838
     Vista Prime Money Market Fund                          1,006,555,158      34,510,717       4,823,656
     Vista Tax Free Money Market Fund                         199,335,053       9,455,683      51,214,454
     Vista New York Tax Free Money Market Fund                225,099,444      16,354,382      25,821,826
     Vista California Tax Free Money Market Fund               17,466,620         205,272       1,825,379

Approve or disapprove of a reclassification, as nonfundamental, of each Fund's fundamental restriction concerning the use of options:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,037,062,264     343,349,164      73,814,519
     Vista Treasury Plus Money Market Fund                     72,269,448               0         406,701
     Vista Federal Money Market Fund                          242,699,049      15,017,848      21,360,421
     Vista Global Money Market Fund                           465,877,452      49,204,343      14,923,480
     Vista Prime Money Market Fund                          1,006,502,671      34,515,032       4,871,827
     Vista Tax Free Money Market Fund                         198,479,775       9,061,428      52,463,986
     Vista New York Tax Free Money Market Fund                227,268,028      13,874,301      26,133,323
     Vista California Tax Free Money Market Fund               17,485,420         186,472       1,825,379

Approve or disapprove an amendment to each Fund's fundamental investment restriction concerning senior securities:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,031,696,508     183,508,396     239,021,044
     Vista Treasury Plus Money Market Fund                     72,269,448         406,701               0
     Vista Federal Money Market Fund                          241,041,191      15,699,380      22,336,747
     Vista Global Money Market Fund                           468,254,303      43,845,973      18,904,999
     Vista Prime Money Market Fund                          1,006,629,252      34,457,213       4,803,066
     Vista Tax Free Money Market Fund                         198,080,535      10,404,958      51,519,696
     Vista New York Tax Free Money Market Fund                224,070,669      14,518,893      28,686,090
     Vista California Tax Free Money Market Fund               17,485,420         167,553       1,844,299

Approve or disapprove an amendment to each Fund's fundamental investment restriction regarding short sales of securities:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,023,769,924      24,585,658     405,870,365
     Vista Treasury Plus Money Market Fund                     72,269,448               0         406,701
     Vista Federal Money Market Fund                          246,135,105      10,890,169      22,052,045
     Vista Global Money Market Fund                           462,442,194      51,034,051      16,529,029
     Vista Prime Money Market Fund                          1,006,604,982      34,481,483       4,803,066
     Vista Tax Free Money Market Fund                         200,230,396      10,999,507      48,775,286
     Vista New York Tax Free Money Market Fund                223,053,455      16,993,274      27,228,923
     Vista California Tax Free Money Market Fund               17,305,380         368,380       1,823,511

Approve or disapprove a proposal to adopt new investment policy that authorizes each Fund to invest all of investable assets in another open-end investment company having substantially the same investment objective and policies as the
Fund:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                  984,819,629     233,299,647     236,106,672
     Vista Treasury Plus Money Market Fund                     72,676,149               0               0
     Vista Federal Money Market Fund                          247,070,854      10,804,247      21,202,217
     Vista Global Money Market Fund                           461,932,838      51,053,846      17,018,590
     Vista Prime Money Market Fund                          1,006,491,283      34,595,182       4,803,066
     Vista Tax Free Money Market Fund                         200,798,108      10,618,246      48,588,835
     Vista New York Tax Free Money Market Fund                223,205,843      17,591,982      26,477,827
     Vista California Tax Free Money Market Fund               17,476,216         195,676       1,825,379

Approve or disapprove a restatement of the investment objective of the Funds:

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,030,141,220      16,685,595     336,808,792
     Vista Treasury Plus Money Market Fund                     72,269,428               0         406,701
     Vista Federal Money Market Fund                          249,576,974       8,846,639      18,892,441
     Vista Global Money Market Fund                           470,934,999      39,074,108      14,247,369
     Vista Prime Money Market Fund                          1,008,611,342      37,191,755          86,434
     Vista Tax Free Money Market Fund                         228,155,315       6,454,064      23,302,102
     Vista New York Tax Free Money Market Fund                230,185,894      13,609,637      23,480,921
     Vista California Tax Free Money Market Fund               17,652,131         129,119       1,716,021

Approve or disapprove a new investment advisory agreement between each of the Funds other than the Vista Tax Free Money Market Fund and Vista Global Money Market Fund and the Adviser and a sub-advisory agreement between the Adviser and Chase Asset Manage-ment, Inc. to take effect as soon as practicable after the approval by shareholders (to be voted on separately by shareholders of each such Fund):

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista U.S. Government Money Market Fund                1,379,974,135      14,165,703      58,213,345
     Vista Treasury Plus Money Market Fund                     72,269,428               0         406,701
     Vista Federal Money Market Fund                          311,895,303       6,809,663      18,497,476
     Vista Prime Money Market Fund                          1,013,088,942      33,291,674          44,283
     Vista New York Tax Free Money Market Fund                252,114,228      10,976,068      22,393,605
     Vista California Tax Free Money Market Fund               25,253,269         110,200       1,663,813

With respect to the Vista Tax Free Money Market Fund and the Vista Global Money Market Fund only:

    Approve or disapprove a new investment advisory agreement between each of the Funds and the Adviser (to take effect as soon as practicable after the approval by the shareholders), and a sub-advisory agreement between the Adviser and Texas Commerce Bank, National Association (to take effect upon the merger of certain series of Hanover Funds, Inc. into the Funds) with respect to each of the above referenced Funds (voted on separately by shareholders of each Fund).

                                                                For             Against         Abstain
                                                           --------------     -----------     -----------
     Vista Global Money Market Fund                           552,600,153      35,316,826      17,079,788
     Vista Tax Free Money Market Fund                         245,853,631       6,847,078      22,631,216

                                  (unaudited)
VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND (USTSMM)
VISTA U.S. GOVERNMENT MONEY MARKET FUND (USGMM)
VISTA TREASURY PLUS MONEY MARKET FUND (TPMM)
VISTA FEDERAL MONEY MARKET FUND (FMM)
VISTA CASH MANAGEMENT MONEY MARKET FUND (CMMM)
VISTA PRIME MONEY MARKET FUND (PMM)
VISTA TAX FREE MONEY MARKET FUND (TFMM)
VISTA NEW YORK TAX FREE MONEY MARKET FUND (NYTFMM)
VISTA CALIFORNIA TAX FREE MONEY MARKET FUND (CTFMM)
--------------------------------------------------------------------------------

    Certain tax information regarding the Vista Mutual Funds is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 1996. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 1996. The information necessary to complete your income tax returns for the calendar year ending December 31, 1996 will be received under separate cover.

    FOR THE FISCAL YEAR ENDED AUGUST 31, 1996,

       - All of the dividends paid from net investment income are 100% exempt from Federal income tax for TFMM, NYTFMM and CTFMM, respectively.

       - For shareholders who are subject to the Alternative Minimum Tax, the income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 18.61%, 10.13% and 14.54% on TFMM, NYTFMM, and CALTFMM, respectively.

    The following schedules present the source and percentage of income from government obligations for the fiscal year ended August 31, 1996.

                               USTSMM    USGMM    TPMM      FMM      PMM     CMMM
                               ------    -----    -----    -----    -----    ----
U.S. Treasury Bills........... 57.11%    0.40%    30.18%    0.29%    0.07%    --
U.S. Treasury Notes........... 42.89%    2.03%    20.58%    5.28%    1.97%   1.04%
Federal Farm Credit Bank......    --     4.40%       --    25.47%    0.01%    --
Federal Home Loan Bank........    --     8.75%       --    46.29%    0.14%   0.46%
Federal Home Loan Mortgage
  Corp........................    --     4.22%       --       --     0.04%   0.21%
Federal National Mortgage
  Assoc.......................    --     8.59%       --       --       --     --
Student Loan Marketing
  Assoc.......................    --    13.47%       --    21.13%    5.59%   2.97%
Tennessee Valley Authority....    --       --        --     1.54%      --     --

                              VISTA SERVICE CENTER
                                P.O. BOX 419392
                             KANSAS CITY, MO 64179

                       Investment Adviser, Administrator,
               Shareholder and Fund Servicing Agent and Custodian
                            The Chase Manhattan Bank

                                  Distributor
                         Vista Fund Distributors, Inc.

                                 Transfer Agent
                               DST Systems, Inc.

                                 Legal Counsel
                           Simpson Thacher & Bartlett

                            Independent Accountants
                              Price Waterhouse LLP

Vista Fund Distributors, Inc. is the funds' distributor and is unaffiliated with Chase. The Chase Manhattan Bank is the funds' adviser.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanies by a prospectus.

To obtain a prospectus for any of the Vista funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

8/96                                                                       VMM-2